Vanguard® Short-Term Investment-Grade Fund
Schedule of Investments (unaudited)
As of October 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (7.8%)
U.S. Government Securities (7.8%)
	United States Treasury Note/Bond	1.500%	1/31/2027	222,721	216,796
	United States Treasury Note/Bond	4.500%	5/15/2027	328,639	332,798
	United States Treasury Note/Bond	2.625%	5/31/2027	123,089	121,180
	United States Treasury Note/Bond	4.375%	7/15/2027	123,000	124,504
	United States Treasury Note/Bond	2.750%	7/31/2027	433,003	426,626
	United States Treasury Note/Bond	3.875%	7/31/2027	297,869	299,137
	United States Treasury Note/Bond	3.750%	8/15/2027	292,184	292,812
	United States Treasury Note/Bond	0.500%	10/31/2027	243,197	228,814
	United States Treasury Note/Bond	4.000%	1/31/2029	96,590	97,684
	United States Treasury Note/Bond	4.625%	4/30/2029	262,931	271,415
	United States Treasury Note/Bond	2.750%	5/31/2029	47,424	46,016
	United States Treasury Note/Bond	3.250%	6/30/2029	71,803	70,833
[1]	United States Treasury Note/Bond	4.000%	7/31/2029	384,032	388,682
[1]	United States Treasury Note/Bond	3.125%	8/31/2029	274,664	269,450
	United States Treasury Note/Bond	3.625%	8/31/2029	301,092	300,739
	United States Treasury Note/Bond	3.875%	11/30/2029	140,000	141,094
	United States Treasury Note/Bond	4.375%	12/31/2029	74,260	76,256
[2,3]	United States Treasury Note/Bond	4.250%	1/31/2030	212,112	216,836
	United States Treasury Note/Bond	4.000%	3/31/2030	100,000	101,274
	United States Treasury Note/Bond	3.875%	7/31/2030	44	44
	United States Treasury Note/Bond	4.125%	8/31/2030	120,000	122,156
	United States Treasury Note/Bond	4.625%	9/30/2030	50,000	52,031
Total U.S. Government and Agency Obligations (Cost $4,183,745)					4,197,177
Asset-Backed/Commercial Mortgage-Backed Securities (6.6%)
[4,5]	Affirm Master Trust Class A Series 2025-3A	4.450%	10/16/2034	38,710	38,605
[4,5]	Affirm Master Trust Class B Series 2025-3A	4.750%	10/16/2034	2,020	2,015
[4,5]	Affirm Master Trust Class C Series 2025-3A	4.890%	10/16/2034	14,680	14,634
[4,5]	Ally Auto Receivables Trust Class B Series 2023-1	5.760%	1/15/2029	5,924	6,052
[5]	Ally Auto Receivables Trust Class B Series 2024-1	5.160%	10/15/2029	4,804	4,873
[4,5]	Ally Auto Receivables Trust Class C Series 2023-1	5.960%	3/15/2029	4,759	4,865
[5]	Ally Auto Receivables Trust Class C Series 2024-1	5.410%	11/15/2029	3,456	3,511
[4,5]	Ally Auto Receivables Trust Class D Series 2023-1	6.740%	4/15/2034	3,095	3,178
[4,5]	Ally Auto Receivables Trust Class D Series 2023-A	7.330%	1/17/2034	3,285	3,399
[4,5]	Ally Auto Receivables Trust Class D Series 2024-1	5.800%	2/16/2032	3,408	3,463
[4,5]	Ally Bank Auto Credit-Linked Notes Class A2 Series 2024-B	4.970%	9/15/2032	4,217	4,251
[4,5]	Ally Bank Auto Credit-Linked Notes Class B Series 2024-A	5.827%	5/17/2032	1,052	1,068
[4,5]	Ally Bank Auto Credit-Linked Notes Class B Series 2024-B	5.117%	9/15/2032	3,013	3,034
[4,5]	Ally Bank Auto Credit-Linked Notes Class C Series 2024-A	6.022%	5/17/2032	1,046	1,061
[4,5]	Ally Bank Auto Credit-Linked Notes Class C Series 2024-B	5.215%	9/15/2032	2,241	2,250
[4,5]	Ally Bank Auto Credit-Linked Notes Class C Series 2025-A	4.844%	6/15/2033	6,583	6,598
[4,5,6]	Ally Bank Auto Credit-Linked Notes Class C Series 2025-B	4.697%	9/15/2033	8,140	8,140
[4,5]	Ally Bank Auto Credit-Linked Notes Class D Series 2024-A	6.315%	5/17/2032	573	581
[4,5]	Ally Bank Auto Credit-Linked Notes Class D Series 2024-B	5.410%	9/15/2032	1,660	1,666
[4,5]	Ally Bank Auto Credit-Linked Notes Class D Series 2025-A	4.991%	6/15/2033	3,081	3,090
[4,5,6]	Ally Bank Auto Credit-Linked Notes Class D Series 2025-B	4.942%	9/15/2033	3,050	3,050
[4,5]	American Heritage Auto Receivables Trust Class A4 Series 2024-1A	5.070%	6/17/2030	4,509	4,579
[5]	AmeriCredit Automobile Receivables Trust Class B Series 2024-1	5.380%	6/18/2029	22,240	22,601
[5]	AmeriCredit Automobile Receivables Trust Class C Series 2023-2	6.000%	7/18/2029	9,730	9,984
[4,5]	AMSR Trust Class A Series 2024-SFR2	4.150%	11/17/2041	16,895	16,688
[4,5]	AMSR Trust Class A Series 2025-SFR1	3.655%	6/17/2042	15,797	15,223
[4,5]	AMSR Trust Class A Series 2025-SFR2	4.275%	11/17/2042	10,253	10,136
[4,5]	AMSR Trust Class B Series 2024-SFR2	4.150%	11/17/2041	11,101	10,852
[4,5]	AMSR Trust Class B Series 2025-SFR2	4.275%	11/17/2042	7,890	7,703
[4,5]	AutoNation Finance Trust Class C Series 2025-1A	5.190%	12/10/2030	3,580	3,640
[4,5]	AutoNation Finance Trust Class D Series 2025-1A	5.630%	9/10/2032	4,630	4,709
[4,5]	Avis Budget Rental Car Funding AESOP LLC Class A Series 2023-5A	5.780%	4/20/2028	2,772	2,823
[4,5]	Avis Budget Rental Car Funding AESOP LLC Class A Series 2023-7A	5.900%	8/21/2028	2,450	2,511
[4,5]	Avis Budget Rental Car Funding AESOP LLC Class A Series 2023-8A	6.020%	2/20/2030	15,544	16,276
[4,5]	Avis Budget Rental Car Funding AESOP LLC Class A Series 2024-1A	5.360%	6/20/2030	11,201	11,547

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,5]	Avis Budget Rental Car Funding AESOP LLC Class A Series 2024-3A	5.230%	12/20/2030	10,765	11,084
[4,5]	Avis Budget Rental Car Funding AESOP LLC Class A Series 2025-1A	4.800%	8/20/2029	6,780	6,878
[4,5]	Avis Budget Rental Car Funding AESOP LLC Class A Series 2025-2A	5.120%	8/20/2031	9,490	9,760
[4,5]	Avis Budget Rental Car Funding AESOP LLC Class B Series 2024-3A	5.580%	12/20/2030	6,180	6,362
[4,5]	Avis Budget Rental Car Funding AESOP LLC Class B Series 2025-1A	5.240%	8/20/2029	1,690	1,718
[4,5]	Avis Budget Rental Car Funding AESOP LLC Class B Series 2025-2A	5.510%	8/20/2031	2,500	2,570
[4,5]	Avis Budget Rental Car Funding AESOP LLC Class C Series 2022-5A	6.240%	4/20/2027	2,914	2,923
[4,5]	Avis Budget Rental Car Funding AESOP LLC Class C Series 2023-1A	6.230%	4/20/2029	4,842	4,975
[4,5]	Avis Budget Rental Car Funding AESOP LLC Class C Series 2023-2A	6.180%	10/20/2027	1,480	1,493
[4,5]	Avis Budget Rental Car Funding AESOP LLC Class C Series 2025-1A	5.870%	8/20/2029	1,130	1,148
[4,5]	Avis Budget Rental Car Funding AESOP LLC Class C Series 2025-2A	6.240%	8/20/2031	1,160	1,208
[4,5,7]	Balboa Bay Loan Funding Ltd. Class 2A Series 2023-2, TSFR3M + 1.150%	5.034%	10/20/2036	6,910	6,911
[4,5,7]	Balboa Bay Loan Funding Ltd. Class 2A Series 2023-2, TSFR3M + 1.150%	5.434%	10/20/2036	7,430	7,424
[5,7]	Banc of America Commercial Mortgage Trust Class C Series 2015-UBS7	4.273%	9/15/2048	1,519	1,376
[5,7]	Banc of America Funding Trust Class 2A2 Series 2006-H	4.693%	9/20/2046	2,184	1,823
[5]	BANK Class A3 Series 2019-BNK23	2.920%	12/15/2052	8,650	8,157
[5]	BANK Class A3 Series 2019-BNK24	2.960%	11/15/2062	11,703	11,044
[5]	BANK Class A4 Series 2017-BNK4	3.625%	5/15/2050	3,692	3,644
[5]	BANK Class A4 Series 2017-BNK7	3.175%	9/15/2060	773	759
[5]	BANK Class A4 Series 2017-BNK8	3.488%	11/15/2050	6,207	6,036
[5,7]	BANK Class A4 Series 2018-BNK15	4.407%	11/15/2061	1,348	1,350
[5]	BANK Class A4 Series 2019-BNK16	4.005%	2/15/2052	3,127	3,087
[5]	BANK Class A5 Series 2017-BNK7	3.435%	9/15/2060	2,961	2,914
[4,5]	Bank of America Auto Trust Class A4 Series 2023-1A	5.390%	7/16/2029	3,276	3,319
[5]	Bank of America Merrill Lynch Commercial Mortgage Trust Class A4 Series 2017-BNK3	3.574%	2/15/2050	4,518	4,473
[5]	BANK5 Class A3 Series 2024-5YR7	5.769%	6/15/2057	20,122	20,997
[5]	BANK5 Class A3 Series 2024-5YR9	5.614%	8/15/2057	19,486	20,268
[5]	Barclays Commercial Mortgage Trust Class A4 Series 2019-C3	3.583%	5/15/2052	9,947	9,691
[5]	Barclays Commercial Mortgage Trust Class A4 Series 2019-C5	3.063%	11/15/2052	2,724	2,594
[4,5,7]	Basswood Park CLO Ltd. Class AR Series 2021-1A, TSFR3M + 1.030%	4.914%	4/20/2034	5,960	5,957
[4,5,7]	Basswood Park CLO Ltd. Class BR Series 2021-1A, TSFR3M + 1.500%	5.384%	4/20/2034	7,890	7,870
[4,5]	Bayview Opportunity Master Fund VII Trust Class B Series 2024-SN1	5.670%	8/15/2028	3,864	3,886
[4,5]	Bayview Opportunity Master Fund VII Trust Class C Series 2024-SN1	5.830%	12/15/2028	4,329	4,371
[4,5]	Bayview Opportunity Master Fund VII Trust Class D Series 2024-SN1	6.360%	7/16/2029	5,221	5,322
[5]	BBCMS Mortgage Trust Class A1 Series 2022-C16	4.021%	6/15/2055	2,344	2,332
[5]	BBCMS Mortgage Trust Class A3 Series 2024-5C29	5.208%	9/15/2057	4,955	5,090
[5]	BBCMS Mortgage Trust Class A5 Series 2018-C2	4.314%	12/15/2051	12,643	12,518
[5,7]	BBCMS Mortgage Trust Class AS Series 2024-5C25	6.358%	3/15/2057	10,175	10,612
[5,7]	Bear Stearns ARM Trust Class 1A1 Series 2007-3	4.213%	5/25/2047	2,909	2,614
[5,7]	Bear Stearns ARM Trust Class 2A1 Series 2006-4	4.213%	10/25/2036	2,948	2,477
[5]	Benchmark Mortgage Trust Class A3 Series 2024-V6	5.926%	3/15/2057	12,149	12,695
[5]	Benchmark Mortgage Trust Class A3 Series 2024-V10	5.277%	9/15/2057	6,587	6,778
[5]	Benchmark Mortgage Trust Class A4 Series 2018-B8	3.963%	1/15/2052	2,487	2,460
[5,7]	Benchmark Mortgage Trust Class A5 Series 2018-B1	3.666%	1/15/2051	14,345	14,144
[4,5,7]	Benefit Street Partners CLO IV Ltd. Class AR5 Series 2014-IVA, TSFR3M + 1.250%	5.204%	10/20/2038	8,340	8,352
[4,5,7]	Benefit Street Partners CLO IV Ltd. Class BR5 Series 2014-IVA, TSFR3M + 1.550%	5.504%	10/20/2038	9,490	9,488
[4,5,7]	BFLD Commercial Mortgage Trust Class A Series 2025-5MW	4.674%	10/10/2042	7,280	7,275
[5]	BMO Mortgage Trust Class A3 Series 2024-5C3	5.739%	2/15/2057	12,386	12,831
[5,7]	BMO Mortgage Trust Class A3 Series 2024-5C4	6.526%	5/15/2057	8,514	9,049
[5,7]	BMO Mortgage Trust Class A3 Series 2024-5C8	5.625%	12/15/2057	5,215	5,432
[5]	Bridgecrest Lending Auto Securitization Trust Class C Series 2025-3	4.810%	5/15/2031	6,170	6,176
[5]	Bridgecrest Lending Auto Securitization Trust Class C Series 2025-4	4.800%	8/15/2031	4,110	4,110
[4,5]	BX Trust Class A Series 2019-OC11	3.202%	12/9/2041	2,310	2,186
[4,5,7]	Capital Street Master Trust Class A Series 2024-1, SOFR30A + 1.350%	5.549%	10/16/2028	4,116	4,135
[4,5,7]	Capital Street Master Trust Class A Series 2025-1, SOFR30A + 1.100%	5.299%	8/16/2029	16,440	16,440
[5]	CarMax Auto Owner Trust Class A4 Series 2024-4	4.640%	4/15/2030	7,177	7,277
[5]	CarMax Auto Owner Trust Class B Series 2024-4	4.820%	5/15/2030	2,308	2,334
[5]	CarMax Auto Owner Trust Class B Series 2025-1	5.110%	9/16/2030	1,472	1,501
[5]	CarMax Auto Owner Trust Class C Series 2024-3	5.280%	3/15/2030	2,326	2,363
[5]	CarMax Auto Owner Trust Class C Series 2024-4	4.970%	6/17/2030	2,526	2,551
[5]	CarMax Auto Owner Trust Class C Series 2025-1	5.260%	10/15/2030	2,744	2,787
[5]	CarMax Auto Owner Trust Class C Series 2025-3	4.880%	4/15/2031	2,330	2,342
[5]	CarMax Auto Owner Trust Class C Series 2025-4	4.810%	9/15/2031	3,020	3,013
[5]	CarMax Auto Owner Trust Class D Series 2024-3	5.670%	1/15/2031	1,652	1,679
[5]	CarMax Auto Owner Trust Class D Series 2024-4	5.360%	8/15/2031	2,052	2,071
[5]	CarMax Auto Owner Trust Class D Series 2025-1	5.600%	7/15/2031	2,317	2,353
[5]	CarMax Auto Owner Trust Class D Series 2025-2	5.740%	10/15/2031	2,240	2,282
[5]	CarMax Auto Owner Trust Class D Series 2025-3	5.220%	5/17/2032	2,700	2,721
[5]	CarMax Auto Owner Trust Class D Series 2025-4	5.110%	5/17/2032	1,210	1,208
[5]	Carvana Auto Receivables Trust Class A4 Series 2021-P3	1.030%	6/10/2027	5,365	5,311

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	CD Mortgage Trust Class A3 Series 2018-CD7	4.013%	8/15/2051	14,513	14,302
[5]	CD Mortgage Trust Class A4 Series 2016-CD1	2.724%	8/10/2049	3,464	3,394
[5]	CD Mortgage Trust Class A4 Series 2017-CD3	3.631%	2/10/2050	5,083	4,936
[5,7]	CD Mortgage Trust Class A4 Series 2017-CD4	3.514%	5/10/2050	6,663	6,580
[5,7]	CD Mortgage Trust Class AM Series 2017-CD6	3.709%	11/13/2050	2,696	2,627
[5,7]	CD Mortgage Trust Class AS Series 2017-CD5	3.684%	8/15/2050	4,206	4,106
[5,7]	CD Mortgage Trust Class C Series 2016-CD1	3.631%	8/10/2049	3,150	1,733
[5,7]	CD Mortgage Trust Class C Series 2018-CD7	4.839%	8/15/2051	2,686	2,499
[4,5,7]	CENT Trust Class A Series 2025-CITY	4.920%	7/10/2040	9,960	10,087
[5]	CFCRE Commercial Mortgage Trust Class A4 Series 2016-C4	3.283%	5/10/2058	4,512	4,496
[4,5]	Chase Auto Credit Linked Notes Class D Series 2025-1	5.047%	2/25/2033	993	995
[4,5]	Chase Auto Owner Trust Class A4 Series 2024-1A	5.050%	10/25/2029	6,217	6,332
[4,5]	Chase Auto Owner Trust Class B Series 2024-1A	5.160%	11/26/2029	1,756	1,793
[4,5]	Chase Auto Owner Trust Class B Series 2024-3A	5.280%	1/25/2030	4,091	4,193
[4,5]	Chase Auto Owner Trust Class B Series 2024-4A	5.230%	4/25/2030	6,739	6,882
[4,5]	Chase Auto Owner Trust Class C Series 2024-1A	5.360%	1/25/2030	1,642	1,679
[4,5]	Chase Auto Owner Trust Class C Series 2024-3A	5.410%	2/28/2030	2,753	2,820
[4,5]	Chase Auto Owner Trust Class C Series 2024-4A	5.460%	7/25/2030	7,289	7,477
[4,5]	Chase Auto Owner Trust Class C Series 2024-5A	4.620%	8/26/2030	3,654	3,651
[4,5]	Chase Auto Owner Trust Class C Series 2025-1A	4.930%	12/26/2030	2,020	2,048
[4,5]	Chase Auto Owner Trust Class C Series 2025-2A	4.530%	4/25/2031	1,500	1,492
[4,5]	Chase Auto Owner Trust Class D Series 2024-1A	5.870%	6/25/2031	2,580	2,652
[4,5]	Chase Auto Owner Trust Class D Series 2024-3A	5.870%	9/25/2031	5,190	5,329
[4,5]	Chase Auto Owner Trust Class D Series 2024-4A	5.790%	11/25/2031	2,510	2,570
[4,5]	Chase Auto Owner Trust Class D Series 2025-1A	5.240%	11/26/2032	2,150	2,172
[4,5]	Chase Auto Owner Trust Class D Series 2025-2A	5.030%	2/25/2033	4,170	4,145
[5,7]	CHL Mortgage Pass Through Trust Class 1A1 Series 2006-HYB1	4.925%	3/20/2036	2,031	1,892
[5,7]	CHL Mortgage Pass Through Trust Class 3A1 Series 2007-HYB2	4.325%	2/25/2047	2,554	2,335
[4,5,7]	CIFC Funding Ltd. Class A1 Series 2025-6A, TSFR3M + 1.250%	5.110%	10/23/2038	2,050	2,052
[4,5,7]	CIFC Funding Ltd. Class B Series 2025-6A, TSFR3M + 1.550%	5.410%	10/23/2038	3,800	3,805
[5]	Citigroup Commercial Mortgage Trust Class A3 Series 2017-P8	3.203%	9/15/2050	2,507	2,461
[5]	Citigroup Commercial Mortgage Trust Class A4 Series 2015-GC31	3.762%	6/10/2048	986	968
[5]	Citigroup Commercial Mortgage Trust Class A4 Series 2017-C4	3.471%	10/12/2050	4,755	4,674
[5]	Citigroup Commercial Mortgage Trust Class A4 Series 2018-B2	4.009%	3/10/2051	5,267	5,210
[5,7]	Citigroup Commercial Mortgage Trust Class A4 Series 2018-C5	4.228%	6/10/2051	4,043	4,022
[5]	Citigroup Commercial Mortgage Trust Class A4 Series 2019-C7	3.102%	12/15/2072	17,538	16,644
[5]	Citigroup Commercial Mortgage Trust Class B Series 2017-P8	4.192%	9/15/2050	3,607	3,287
[5,7]	Citigroup Commercial Mortgage Trust Class C Series 2015-GC33	4.391%	9/10/2058	3,797	3,267
[5,7]	Citigroup Commercial Mortgage Trust Class C Series 2017-P8	4.253%	9/15/2050	2,050	1,617
[5,7]	Citigroup Mortgage Loan Trust Class 2A1A Series 2007-AR8	5.023%	7/25/2037	142	127
[4,5]	Citizens Auto Receivables Trust Class A4 Series 2024-1	5.030%	10/15/2030	3,446	3,479
[4,5]	CLI Funding IX LLC Class A Series 2024-1A	5.630%	7/20/2049	20,091	20,255
[4,5]	COMM Mortgage Trust Class B Series 2013-CR6	3.397%	3/10/2046	798	784
[4,5]	Compass Datacenters Issuer II LLC Class A1 Series 2025-2A	4.926%	11/25/2050	21,420	21,444
[4,5]	Compass Datacenters Issuer III LLC Class A2 Series 2025-3A	5.286%	7/25/2050	27,070	27,348
[4,5]	Concord Music Royalties LLC Class A2 Series 2025-1A	5.507%	7/20/2075	30,890	31,106
[5]	CSAIL Commercial Mortgage Trust Class A4 Series 2019-C17	2.763%	9/15/2052	1,277	1,205
[5]	CSAIL Commercial Mortgage Trust Class A5 Series 2016-C7	3.502%	11/15/2049	4,910	4,865
[5,7]	CSAIL Commercial Mortgage Trust Class C Series 2015-C3	4.057%	8/15/2048	4,176	3,678
[4,5]	DB Master Finance LLC Class A23 Series 2019-1A	4.352%	5/20/2049	5,822	5,756
[4,5,6]	DB Master Finance LLC Class A2I Series 2025-1A	4.891%	8/20/2055	15,370	15,409
[5]	DBJPM Mortgage Trust Class A5 Series 2017-C6	3.328%	6/10/2050	3,360	3,301
[5]	DBJPM Mortgage Trust Class A5 Series 2020-C9	1.926%	8/15/2053	10,442	9,299
[4,5]	Dell Equipment Finance Trust Class B Series 2024-2	4.820%	8/22/2030	2,137	2,154
[4,5]	Dell Equipment Finance Trust Class C Series 2024-2	4.990%	8/22/2030	1,500	1,510
[4,5]	Dell Equipment Finance Trust Class C Series 2025-2	4.530%	3/24/2031	2,870	2,871
[4,5]	Dell Equipment Finance Trust Class D Series 2024-2	5.290%	2/24/2031	870	876
[4,5]	Dell Equipment Finance Trust Class D Series 2025-1	5.640%	8/22/2031	1,500	1,526
[4,5]	Dell Equipment Finance Trust Class D Series 2025-2	4.830%	3/22/2032	3,595	3,595
[4,5]	DLLAA LLC Class A4 Series 2023-1A	5.730%	10/20/2031	2,591	2,665
[4,5]	DLLST LLC Class A4 Series 2024-1A	4.930%	4/22/2030	1,063	1,073
[4,5]	Domino's Pizza Master Issuer LLC Class A2 Series 2019-1A	3.668%	10/25/2049	17,964	17,316
[4,5]	Domino's Pizza Master Issuer LLC Class A2I Series 2025-1A	4.930%	7/25/2055	32,160	32,408
[5]	Drive Auto Receivables Trust Class B Series 2024-1	5.310%	1/16/2029	11,780	11,832
[5]	Drive Auto Receivables Trust Class B Series 2024-2	4.520%	7/16/2029	16,146	16,178
[5]	Drive Auto Receivables Trust Class C Series 2024-1	5.430%	11/17/2031	13,792	13,960
[5]	Drive Auto Receivables Trust Class C Series 2024-2	4.670%	5/17/2032	17,276	17,298
[5]	Drive Auto Receivables Trust Class D Series 2024-2	4.940%	5/17/2032	25,144	25,049
[5]	Drive Auto Receivables Trust Class D Series 2025-1	5.410%	9/15/2032	36,420	36,814
[5]	Drive Auto Receivables Trust Class D Series 2025-2	4.900%	12/15/2032	17,880	17,721

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,5,7]	Dryden 113 CLO Ltd. Class AR3 Series 2022-113A, TSFR3M + 1.090%	4.995%	10/15/2037	2,730	2,728
[4,5,7]	Dryden 90 Clo Ltd. Class A1R Series 2021-90A, TSFR3M + 1.250%	5.113%	11/15/2038	8,280	8,290
[4,5,7]	Dryden 90 Clo Ltd. Class BR Series 2021-90A, TSFR3M + 1.600%	5.463%	11/15/2038	9,320	9,331
[4,5,7]	Durst Commercial Mortgage Trust Class A Series 2025-151	5.145%	8/10/2042	4,490	4,576
[4,5,7]	Edsouth Indenture No. 9 LLC Class A Series 2015-1, SOFR30A + 0.914%	5.097%	10/25/2056	3,864	3,851
[4,5]	EDvestinU Private Education Loan Issue No. 1 LLC Class A Series 2019-A	3.580%	11/25/2038	1,193	1,177
[4,5,7]	Elmwood CLO 21 Ltd. Class AR2 Series 2022-8A, TSFR3M + 1.220%	5.116%	10/15/2038	6,120	6,126
[4,5,7]	Elmwood CLO 21 Ltd. Class AR2 Series 2022-8A, TSFR3M + 1.220%	5.446%	10/15/2038	4,720	4,727
[4,5]	Enterprise Fleet Financing LLC Class A4 Series 2024-3	5.060%	3/20/2031	4,083	4,167
[4,5]	Evergreen Credit Card Trust Class B Series 2025-CRT5	5.240%	5/15/2029	4,462	4,511
[4,5]	Evergreen Credit Card Trust Class C Series 2025-CRT5	5.530%	5/15/2029	3,838	3,876
[5]	Exeter Select Automobile Receivables Trust Class B Series 2025-2	4.630%	11/17/2031	1,240	1,246
[4,5,7,8]	Fannie Mae Connecticut Avenue Securities Trust Class 1A1 Series 2024-R04, SOFR30A + 1.000%	5.183%	5/25/2044	5,245	5,253
[4,5,7,8]	Fannie Mae Connecticut Avenue Securities Trust Class 1A1 Series 2024-R06, SOFR30A + 1.150%	5.333%	9/25/2044	10,145	10,180
[4,5,7,8]	Fannie Mae Connecticut Avenue Securities Trust Class 1A1 Series 2025-R01, SOFR30A + 0.950%	5.133%	1/25/2045	8,611	8,617
[4,5,7,8]	Fannie Mae Connecticut Avenue Securities Trust Class 1A1 Series 2025-R02, SOFR30A + 1.000%	5.183%	2/25/2045	8,412	8,428
[4,5,7,8]	Fannie Mae Connecticut Avenue Securities Trust Class 1A1 Series 2025-R06, SOFR30A + 0.900%	5.083%	9/25/2045	6,942	6,944
[4,5,7,8]	Fannie Mae Connecticut Avenue Securities Trust Class 1M1 Series 2023-R06, SOFR30A + 1.700%	5.883%	7/25/2043	1,169	1,173
[4,5,7,8]	Fannie Mae Connecticut Avenue Securities Trust Class 1M1 Series 2024-R01, SOFR30A + 1.050%	5.233%	1/25/2044	14,738	14,738
[4,5,7,8]	Fannie Mae Connecticut Avenue Securities Trust Class 1M1 Series 2024-R02, SOFR30A + 1.100%	5.283%	2/25/2044	1,714	1,715
[4,5,7,8]	Fannie Mae Connecticut Avenue Securities Trust Class 2A1 Series 2024-R05, SOFR30A + 1.000%	5.183%	7/25/2044	13,269	13,294
[4,5,7,8]	Fannie Mae Connecticut Avenue Securities Trust Class 2A1 Series 2025-R05, SOFR30A + 1.000%	5.183%	7/25/2045	9,813	9,829
[4,5,7,8]	Fannie Mae Connecticut Avenue Securities Trust Class 2M1 Series 2023-R07, SOFR30A + 1.950%	6.133%	9/25/2043	4,029	4,056
[4,5]	FCCU Auto Receivables Trust Class A4 Series 2025-1A	5.180%	5/15/2031	4,950	5,025
[4,5,7,8]	Federal Home Loan Mortgage Corp. STACR REMICS Trust Class A1 Series 2025-DNA3, SOFR30A + 0.950%	5.133%	9/25/2045	8,047	8,054
[5,7]	First Horizon Mortgage Pass Through Trust Class 1A1 Series 2006-AR3	3.738%	11/25/2036	1,152	608
[5,7]	First Horizon Mortgage Pass Through Trust Class 1A1 Series 2006-AR4	4.891%	1/25/2037	2,570	1,220
[5,7]	Five Mortgage Trust Class A3 Series 2023-V1	5.668%	2/10/2056	807	826
[5]	Ford Credit Auto Lease Trust Class B Series 2024-A	5.290%	6/15/2027	3,893	3,916
[5]	Ford Credit Auto Lease Trust Class B Series 2025-A	4.960%	2/15/2029	3,645	3,686
[5]	Ford Credit Auto Lease Trust Class C Series 2023-B	6.430%	4/15/2027	9,721	9,788
[4,5]	Ford Credit Auto Owner Trust Class A Series 2023-2	5.280%	2/15/2036	8,658	8,930
[5]	Ford Credit Auto Owner Trust Class B Series 2023-C	5.930%	8/15/2029	10,660	10,961
[4,5]	Ford Credit Auto Owner Trust Class B Series 2024-1	5.240%	8/15/2036	12,636	12,921
[5]	Ford Credit Auto Owner Trust Class B Series 2024-A	5.260%	11/15/2029	8,439	8,588
[5]	Ford Credit Auto Owner Trust Class B Series 2024-B	5.230%	5/15/2030	15,283	15,557
[5]	Ford Credit Auto Owner Trust Class B Series 2024-C	4.400%	8/15/2030	18,063	18,066
[5]	Ford Credit Auto Owner Trust Class B Series 2024-D	4.880%	9/15/2030	3,399	3,442
[4,5]	Ford Credit Auto Owner Trust Class B Series 2025-2	4.670%	2/15/2038	7,970	7,983
[5]	Ford Credit Auto Owner Trust Class B Series 2025-A	4.890%	2/15/2031	11,260	11,400
[4,5]	Ford Credit Auto Owner Trust Class C Series 2021-1	1.910%	10/17/2033	6,076	5,997
[5]	Ford Credit Auto Owner Trust Class C Series 2023-C	6.370%	5/15/2031	11,827	12,210
[4,5]	Ford Credit Floorplan Master Owner Trust A Class A Series 2024-4	4.400%	9/15/2031	34,873	35,109
[4,5]	Ford Credit Floorplan Master Owner Trust A Class B Series 2024-3	4.500%	9/15/2029	11,012	11,059
[4,5]	Ford Credit Floorplan Master Owner Trust A Class B Series 2024-4	4.610%	9/15/2031	4,471	4,495
[5]	Ford Credit Floorplan Master Owner Trust Class A1 Series 2025-1	4.630%	4/15/2030	25,790	26,134
[4,5]	Ford Credit Floorplan Master Owner Trust Class B Series 2024-1	5.480%	4/15/2029	15,139	15,375
[4,5]	Ford Credit Floorplan Master Owner Trust Class B Series 2024-2	5.560%	4/15/2031	10,384	10,740
[5]	Ford Credit Floorplan Master Owner Trust Class B Series 2025-1	4.840%	4/15/2030	6,630	6,696
[4,5,7,8]	Freddie Mac STACR REMICS Trust Class A1 Series 2023-HQA3, SOFR30A + 1.850%	6.033%	11/25/2043	3,645	3,680
[4,5,7,8]	Freddie Mac STACR REMICS Trust Class A1 Series 2024-DNA1, SOFR30A + 1.350%	5.533%	2/25/2044	20,583	20,686
[4,5,7,8]	Freddie Mac STACR REMICS Trust Class A1 Series 2024-DNA2, SOFR30A + 1.250%	5.433%	5/25/2044	19,950	20,044
[4,5,7,8]	Freddie Mac STACR REMICS Trust Class A1 Series 2024-DNA3, SOFR30A + 1.050%	5.233%	10/25/2044	1,422	1,425
[4,5,7,8]	Freddie Mac STACR REMICS Trust Class A1 Series 2024-HQA1, SOFR30A + 1.250%	5.433%	3/25/2044	11,410	11,464
[4,5,7,8]	Freddie Mac STACR REMICS Trust Class A1 Series 2024-HQA2, SOFR30A + 1.250%	5.433%	8/25/2044	16,748	16,837
[4,5,7,8]	Freddie Mac STACR REMICS Trust Class A1 Series 2025-DNA1, SOFR30A + 0.950%	5.133%	1/25/2045	3,055	3,058
[4,5,7,8]	Freddie Mac STACR REMICS Trust Class A1 Series 2025-DNA2, SOFR30A + 1.100%	5.283%	5/25/2045	9,799	9,829
[4,5,7,8]	Freddie Mac STACR REMICS Trust Class A1 Series 2025-HQA1, SOFR30A + 0.950%	5.133%	2/25/2045	6,030	6,036
[5]	GM Financial Automobile Leasing Trust Class B Series 2024-2	5.560%	5/22/2028	5,084	5,139
[5]	GM Financial Automobile Leasing Trust Class B Series 2024-3	4.490%	10/20/2028	12,292	12,318
[5]	GM Financial Automobile Leasing Trust Class B Series 2025-1	4.890%	2/20/2029	9,056	9,147
[5]	GM Financial Automobile Leasing Trust Class C Series 2025-2	5.040%	10/22/2029	5,790	5,850
[5]	GM Financial Automobile Leasing Trust Class C Series 2025-3	4.600%	1/21/2030	4,180	4,194
[5]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2023-1	4.590%	7/17/2028	817	821
[5]	GM Financial Consumer Automobile Receivables Trust Class B Series 2024-1	5.160%	8/16/2029	2,203	2,240
[5]	GM Financial Consumer Automobile Receivables Trust Class B Series 2024-2	5.280%	10/16/2029	3,370	3,426
[5]	GM Financial Consumer Automobile Receivables Trust Class B Series 2024-3	5.390%	1/16/2030	7,177	7,326
[5]	GM Financial Consumer Automobile Receivables Trust Class B Series 2024-4	4.670%	5/16/2030	2,298	2,319
[5]	GM Financial Consumer Automobile Receivables Trust Class B Series 2025-1	5.000%	8/16/2030	1,415	1,441

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	GM Financial Consumer Automobile Receivables Trust Class C Series 2025-3	4.730%	1/18/2033	1,180	1,187
[4,5]	GM Financial Revolving Receivables Trust Class A Series 2023-1	5.120%	4/11/2035	8,548	8,757
[4,5]	GM Financial Revolving Receivables Trust Class A Series 2023-2	5.770%	8/11/2036	9,473	9,930
[4,5]	GM Financial Revolving Receivables Trust Class A Series 2024-1	4.980%	12/11/2036	17,541	18,020
[4,5]	GM Financial Revolving Receivables Trust Class B Series 2021-1	1.490%	6/12/2034	1,776	1,732
[4,5]	GM Financial Revolving Receivables Trust Class B Series 2023-2	6.210%	8/11/2036	3,740	3,932
[4,5]	GM Financial Revolving Receivables Trust Class B Series 2024-1	5.230%	12/11/2036	4,994	5,117
[4,5]	GM Financial Revolving Receivables Trust Class B Series 2025-1	4.800%	12/11/2037	2,431	2,457
[4,5]	GM Financial Revolving Receivables Trust Class C Series 2021-1	1.670%	6/12/2034	3,209	3,127
[4,5]	GM Financial Revolving Receivables Trust Class C Series 2025-1	5.000%	12/11/2037	17,066	17,228
[5,7]	GMACM Mortgage Loan Trust Class 3A1 Series 2005-AR6	3.724%	11/19/2035	238	209
[4,5]	GMF Floorplan Owner Revolving Trust Class A Series 2023-2	5.340%	6/15/2030	7,433	7,669
[4,5]	GMF Floorplan Owner Revolving Trust Class A Series 2024-2A	5.060%	3/15/2031	22,026	22,706
[4,5]	GMF Floorplan Owner Revolving Trust Class B Series 2024-1A	5.330%	3/15/2029	6,816	6,897
[4,5]	GMF Floorplan Owner Revolving Trust Class B Series 2024-2A	5.350%	3/15/2031	2,853	2,930
[4,5]	GMF Floorplan Owner Revolving Trust Class B Series 2024-4A	4.980%	11/15/2029	5,848	5,918
[4,5]	GMF Floorplan Owner Revolving Trust Class C Series 2025-2A	4.960%	3/15/2030	4,450	4,495
[5]	GS Mortgage Securities Trust Class A3 Series 2017-GS6	3.433%	5/10/2050	2,374	2,339
[5,7]	GS Mortgage Securities Trust Class A4 Series 2018-GS9	3.992%	3/10/2051	4,736	4,702
[5,7]	GS Mortgage Securities Trust Class A5 Series 2018-GS10	4.155%	7/10/2051	3,668	3,612
[5]	GS Mortgage Securities Trust Class A5 Series 2020-GC45	2.911%	2/13/2053	3,577	3,359
[5]	GS Mortgage Securities Trust Class A5 Series 2020-GC47	2.377%	5/12/2053	11,684	10,729
[5]	GS Mortgage Securities Trust Class AS Series 2020-GC47	2.731%	5/12/2053	890	806
[5,7]	GS Mortgage Securities Trust Class C Series 2014-GC24	4.447%	9/10/2047	16,663	14,664
[5,7]	GS Mortgage Securities Trust Class C Series 2015-GC34	4.573%	10/10/2048	3,778	2,272
[4,5]	Hertz Vehicle Financing III LLC Class B Series 2024-1A	6.120%	1/25/2029	10,024	10,210
[4,5]	Hertz Vehicle Financing III LLC Class C Series 2024-1A	6.700%	1/25/2029	6,322	6,480
[4,5]	Hertz Vehicle Financing LLC Class A Series 2022-2A	2.330%	6/26/2028	6,294	6,117
[4,5]	HPEFS Equipment Trust Class B Series 2024-2A	5.350%	10/20/2031	3,095	3,127
[4,5]	HPEFS Equipment Trust Class C Series 2024-1A	5.330%	5/20/2031	5,725	5,757
[4,5]	HPEFS Equipment Trust Class C Series 2024-2A	5.520%	10/20/2031	9,683	9,806
[4,5]	HPEFS Equipment Trust Class C Series 2025-1A	4.790%	9/20/2032	4,490	4,514
[4,5]	HPEFS Equipment Trust Class C Series 2025-2A	4.410%	11/22/2032	2,690	2,683
[4,5]	HPEFS Equipment Trust Class D Series 2024-1A	5.820%	11/20/2031	7,129	7,215
[4,5]	HPEFS Equipment Trust Class D Series 2024-2A	5.820%	4/20/2032	5,041	5,146
[4,5]	HPEFS Equipment Trust Class D Series 2025-1A	4.990%	3/21/2033	7,850	7,924
[4,5]	HPEFS Equipment Trust Class D Series 2025-2A	4.770%	5/20/2033	3,860	3,848
[4,5]	Huntington Bank Auto Credit-Linked Notes Class B1 Series 2024-1	6.153%	5/20/2032	4,660	4,730
[4,5]	Huntington Bank Auto Credit-Linked Notes Class B1 Series 2024-2	5.442%	10/20/2032	7,902	7,982
[4,5]	Huntington Bank Auto Credit-Linked Notes Class B1 Series 2025-1	5.446%	3/21/2033	17,605	17,704
[4,5]	Huntington Bank Auto Credit-Linked Notes Class B1 Series 2025-2	4.835%	9/20/2033	23,029	23,109
[4,5]	Hyundai Auto Lease Securitization Trust Class B Series 2024-B	5.560%	8/15/2028	5,032	5,090
[4,5]	Hyundai Auto Lease Securitization Trust Class B Series 2025-A	5.150%	6/15/2029	4,785	4,842
[5]	Hyundai Auto Receivables Trust Class A Series 2025-A	4.760%	6/15/2032	11,153	11,262
[5]	Hyundai Auto Receivables Trust Class B Series 2023-C	6.010%	12/17/2029	13,184	13,636
[5]	Hyundai Auto Receivables Trust Class B Series 2024-A	5.140%	1/15/2031	7,252	7,392
[5]	Hyundai Auto Receivables Trust Class B Series 2024-B	5.040%	9/16/2030	5,905	6,019
[5]	Hyundai Auto Receivables Trust Class B Series 2024-C	4.670%	1/15/2031	2,241	2,270
[5]	Hyundai Auto Receivables Trust Class B Series 2025-A	4.610%	4/15/2031	3,931	3,968
[5]	Hyundai Auto Receivables Trust Class C Series 2024-A	5.270%	7/15/2031	5,990	6,111
[5]	Hyundai Auto Receivables Trust Class C Series 2024-B	5.290%	10/15/2031	11,281	11,529
[5]	Hyundai Auto Receivables Trust Class C Series 2024-C	4.860%	2/17/2032	6,161	6,237
[5]	Hyundai Auto Receivables Trust Class C Series 2025-B	4.920%	7/15/2032	5,960	6,063
[5]	Hyundai Auto Receivables Trust Class C Series 2025-C	4.370%	1/18/2033	8,040	7,989
[4,5,6,7]	INT Commercial Mortgage Trust Class A Series 2025-PLAZA	4.879%	11/5/2037	2,780	2,783
[4,5,7]	JP Morgan Chase Commercial Mortgage Securities Trust Class D Series 2010-C2	5.583%	11/15/2043	608	580
[5]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2015-C32	3.598%	11/15/2048	3,700	3,690
[5]	JPMCC Commercial Mortgage Securities Trust Class A4 Series 2017-JP6	3.224%	7/15/2050	5,723	5,628
[5]	JPMCC Commercial Mortgage Securities Trust Class A5 Series 2017-JP5	3.723%	3/15/2050	5,666	5,610
[5]	JPMDB Commercial Mortgage Securities Trust Class A4 Series 2018-C8	4.211%	6/15/2051	3,797	3,777
[5]	JPMDB Commercial Mortgage Securities Trust Class A5 Series 2017-C7	3.409%	10/15/2050	5,404	5,288
[4,5]	Kubota Credit Owner Trust Class A4 Series 2023-1A	5.070%	2/15/2029	3,541	3,574
[4,5]	LAD Auto Receivables Trust Class A4 Series 2024-3A	4.600%	12/17/2029	4,585	4,618
[4,5]	LAD Auto Receivables Trust Class B Series 2024-2A	5.500%	7/16/2029	2,925	2,984
[4,5]	LAD Auto Receivables Trust Class B Series 2024-3A	4.740%	1/15/2030	4,984	5,015
[4,5]	LAD Auto Receivables Trust Class C Series 2024-2A	5.660%	10/15/2029	1,719	1,762
[4,5]	LAD Auto Receivables Trust Class C Series 2024-3A	4.930%	3/15/2030	4,054	4,085
[4,5]	LAD Auto Receivables Trust Class C Series 2025-1A	5.110%	7/15/2030	5,041	5,122
[4,5]	LAD Auto Receivables Trust Class C Series 2025-2A	4.700%	8/16/2032	2,950	2,955
[4,5]	LAD Auto Receivables Trust Class D Series 2024-2A	6.370%	10/15/2031	1,444	1,487

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,5]	LAD Auto Receivables Trust Class D Series 2024-3A	5.180%	2/17/2032	2,772	2,797
[4,5]	LAD Auto Receivables Trust Class D Series 2025-1A	5.520%	5/17/2032	10,546	10,737
[4,5]	LAD Auto Receivables Trust Class D Series 2025-2A	5.010%	12/15/2032	3,040	3,041
[4,5,6,7]	Lighthouse Park CLO Ltd. Class A Series 2025-1A, TSFR3M + 1.110%	4.994%	10/24/2037	4,740	4,730
[4,5,6,7]	Lighthouse Park CLO Ltd. Class B Series 2025-1A, TSFR3M + 1.110%	5.334%	10/24/2037	12,480	12,446
[4,5]	Lyra Music Assets Delaware LP Class A2 Series 2025-1A	5.604%	9/20/2065	22,730	22,979
[4,5]	M&T Bank Auto Receivables Trust Class A4 Series 2024-1A	5.150%	2/17/2032	7,784	7,957
[5,7]	MASTR Adjustable Rate Mortgages Trust Class 5A1 Series 2004-3	6.341%	4/25/2034	18	18
[5,7]	Merrill Lynch Mortgage Investors Trust MLMI Class 2A Series 2003-A4	6.683%	7/25/2033	90	87
[5,7]	Merrill Lynch Mortgage Investors Trust MLMI Class 2A2 Series 2003-A2, TSFR6M + 1.928%	5.790%	2/25/2033	125	122
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2017-C34	3.536%	11/15/2052	2,349	2,311
[5,7]	Morgan Stanley Bank of America Merrill Lynch Trust Class C Series 2013-C10	3.953%	7/15/2046	3,201	2,951
[5]	Morgan Stanley Capital I Class ASB Series 2017-HR2	3.509%	12/15/2050	2,204	2,189
[4,5]	Morgan Stanley Capital I Trust Class A Series 2014-150E	3.912%	9/9/2032	7,551	6,797
[5,7]	Morgan Stanley Capital I Trust Class A4 Series 2018-L1	4.407%	10/15/2051	5,405	5,391
[5]	Morgan Stanley Capital I Trust Class A4 Series 2019-L3	3.127%	11/15/2052	3,294	3,128
[5,7]	Morgan Stanley Capital I Trust Class AS Series 2018-L1	4.637%	10/15/2051	3,379	3,329
[5,7]	Morgan Stanley Mortgage Loan Trust Class 5A1 Series 2006-8AR	6.031%	6/25/2036	1,163	1,130
[4,5]	MSBAM Commercial Mortgage Securities Trust Class A2 Series 2012-CKSV	3.277%	10/15/2030	11,730	11,290
[4,5]	Navient Education Loan Trust Class A Series 2025-A	5.020%	7/15/2055	9,789	9,892
[4,5]	Navient Private Education Loan Trust Class A2A Series 2018-BA	3.610%	12/15/2059	573	572
[4,5]	Navient Refinance Loan Trust Class A Series 2025-C	4.800%	10/15/2055	11,190	11,183
[4,5,7]	Navient Student Loan Trust Class A1B Series 2023-BA, SOFR30A + 1.700%	5.934%	3/15/2072	678	684
[4,5]	Navistar Financial Dealer Note Master Owner Trust Class A Series 2024-1	5.590%	4/25/2029	4,604	4,632
[5]	Nissan Auto Lease Trust Class B Series 2025-A	5.030%	2/15/2029	3,988	4,040
[5]	Nissan Auto Lease Trust Class C Series 2025-A	5.110%	6/15/2029	5,392	5,456
[5]	Nissan Auto Lease Trust Class C Series 2025-B	4.810%	11/15/2029	3,280	3,295
[4,5,6,7]	NYC Commercial Mortgage Trust Class A Series 2025-28L	4.668%	11/5/2038	2,160	2,158
[4,5,7]	Octagon 57 Ltd. Class AR Series 2021-1A, TSFR3M + 1.070%	4.962%	10/15/2034	4,760	4,761
[4,5,7]	Octagon 57 Ltd. Class B1R Series 2021-1A, TSFR3M + 1.070%	5.342%	10/15/2034	6,320	6,329
[4,5]	Onemain Financial Issuance Trust Class A Series 2025-1A	4.820%	7/14/2038	52,795	53,294
[4,5]	Onemain Financial Issuance Trust Class B Series 2025-1A	5.050%	7/14/2038	5,820	5,886
[4,5]	PenFed Auto Receivables Owner Trust Class C Series 2025-A	4.670%	2/17/2032	1,230	1,225
[4,5]	PenFed Auto Receivables Owner Trust Class D Series 2025-A	5.070%	10/17/2033	1,230	1,220
[4,5]	PFS Financing Corp. Class B Series 2025-F	4.670%	8/15/2030	7,450	7,491
[4,5]	Progress Residential Trust Class A Series 2022-SFR3	3.200%	4/17/2039	3,339	3,279
[4,5]	Progress Residential Trust Class A Series 2022-SFR5	4.451%	6/17/2039	2,742	2,736
[4,5]	Progress Residential Trust Class A Series 2024-SFR1	3.350%	2/17/2041	7,617	7,359
[4,5]	Progress Residential Trust Class A Series 2024-SFR2	3.300%	4/17/2041	7,090	6,824
[4,5]	Progress Residential Trust Class A Series 2024-SFR3	3.000%	6/17/2041	10,603	10,110
[4,5]	Progress Residential Trust Class A Series 2024-SFR4	3.100%	7/17/2041	18,941	18,067
[4,5]	Progress Residential Trust Class A Series 2024-SFR5	3.000%	8/9/2029	20,793	19,712
[4,5]	Progress Residential Trust Class A Series 2025-SFR1	3.400%	2/17/2042	19,225	18,418
[4,5]	Progress Residential Trust Class A Series 2025-SFR2	3.305%	4/17/2042	7,943	7,552
[4,5]	Progress Residential Trust Class A Series 2025-SFR3	3.390%	7/17/2042	16,560	15,764
[4,5]	Progress Residential Trust Class B Series 2022-SFR3	3.600%	4/17/2039	1,590	1,562
[4,5]	Progress Residential Trust Class B Series 2022-SFR5	4.896%	6/17/2039	2,705	2,707
[4,5]	Progress Residential Trust Class B Series 2025-SFR1	3.650%	2/17/2042	3,626	3,469
[4,5]	Progress Residential Trust Class B Series 2025-SFR3	3.390%	7/17/2042	6,680	6,272
[4,5]	RCKT Trust Class B Series 2025-1A	4.990%	7/25/2034	1,060	1,057
[4,5]	RCKT Trust Class B Series 2025-2A	4.600%	11/27/2034	1,960	1,957
[4,5]	Retained Vantage Data Centers Issuer LLC Class A2A Series 2025-1A	5.091%	8/15/2050	17,670	17,744
[5,7]	RFMSI Trust Class 2A1 Series 2006-SA2	5.549%	8/25/2036	4,521	3,156
[5,7]	RFMSI Trust Class 2A1 Series 2006-SA3	6.080%	9/25/2036	1,699	892
[4,5]	Santander Bank Auto Credit-Linked Notes Class A2 Series 2024-A	5.605%	6/15/2032	607	617
[4,5]	Santander Bank Auto Credit-Linked Notes Class B Series 2023-B	5.640%	12/15/2033	646	654
[4,5]	Santander Bank Auto Credit-Linked Notes Class B Series 2024-A	5.622%	6/15/2032	3,181	3,221
[4,5]	Santander Bank Auto Credit-Linked Notes Class B Series 2024-B	4.965%	1/18/2033	1,433	1,440
[4,5]	Santander Bank Auto Credit-Linked Notes Class C Series 2023-B	5.933%	12/15/2033	1,389	1,405
[4,5]	Santander Bank Auto Credit-Linked Notes Class C Series 2024-A	5.818%	6/15/2032	2,014	2,037
[4,5]	Santander Bank Auto Credit-Linked Notes Class C Series 2024-B	5.141%	1/18/2033	2,309	2,317
[4,5]	Santander Bank Auto Credit-Linked Notes Class D Series 2023-B	6.663%	12/15/2033	2,869	2,909
[4,5]	Santander Bank Auto Credit-Linked Notes Class D Series 2024-A	6.110%	6/15/2032	2,455	2,483
[4,5]	Santander Bank Auto Credit-Linked Notes Class D Series 2024-B	5.483%	1/18/2033	2,963	2,974
[5]	Santander Drive Auto Receivables Trust Class B Series 2023-6	5.980%	4/16/2029	7,955	8,063
[5]	Santander Drive Auto Receivables Trust Class B Series 2024-3	5.550%	9/17/2029	21,471	21,716
[5]	Santander Drive Auto Receivables Trust Class B Series 2024-4	4.930%	9/17/2029	10,641	10,676
[5]	Santander Drive Auto Receivables Trust Class B Series 2024-5	4.630%	8/15/2029	13,574	13,606
[5]	Santander Drive Auto Receivables Trust Class C Series 2023-1	5.090%	5/15/2030	1,857	1,868
[5]	Santander Drive Auto Receivables Trust Class C Series 2023-6	6.400%	3/17/2031	6,322	6,512

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Santander Drive Auto Receivables Trust Class C Series 2024-1	5.450%	3/15/2030	4,182	4,225
[5]	Santander Drive Auto Receivables Trust Class C Series 2024-2	5.840%	6/17/2030	8,088	8,252
[5]	Santander Drive Auto Receivables Trust Class C Series 2024-3	5.640%	8/15/2030	23,009	23,382
[5]	Santander Drive Auto Receivables Trust Class C Series 2024-5	4.780%	1/15/2031	45,417	45,473
[5]	Santander Drive Auto Receivables Trust Class D Series 2024-2	6.280%	8/15/2031	8,781	9,016
[5]	Santander Drive Auto Receivables Trust Class D Series 2024-3	5.970%	10/15/2031	24,356	24,835
[5]	Santander Drive Auto Receivables Trust Class D Series 2024-5	5.140%	2/17/2032	42,133	42,205
[5]	Santander Drive Auto Receivables Trust Class D Series 2025-1	5.430%	3/17/2031	8,040	8,113
[5]	Santander Drive Auto Receivables Trust Class D Series 2025-2	5.470%	5/15/2031	18,560	18,770
[5]	Santander Drive Auto Receivables Trust Class D Series 2025-3	5.110%	9/15/2031	37,160	37,186
[4,5]	SBNA Auto Receivables Trust Class B Series 2024-A	5.290%	9/17/2029	11,314	11,435
[4,5]	SBNA Auto Receivables Trust Class C Series 2024-A	5.590%	1/15/2030	5,269	5,358
[4,5]	SBNA Auto Receivables Trust Class D Series 2024-A	6.040%	4/15/2030	5,155	5,267
[4,5]	SBNA Auto Receivables Trust Class D Series 2025-SF1	5.340%	9/15/2031	2,401	2,411
[4,5]	SCCU Auto Receivables Trust Class A4 Series 2023-1A	5.700%	8/15/2029	1,131	1,157
[4,5]	SCCU Auto Receivables Trust Class A4 Series 2024-1A	5.160%	5/15/2030	3,361	3,415
[4,5]	SCCU Auto Receivables Trust Class A4 Series 2025-1A	4.680%	9/15/2031	2,010	2,036
[4,5]	Securitized Term Auto Receivables Trust Class B Series 2025-A	5.038%	7/25/2031	2,099	2,114
[4,5]	Securitized Term Auto Receivables Trust Class C Series 2025-A	5.185%	7/25/2031	840	846
[4,5]	Securitized Term Auto Receivables Trust Class C Series 2025-B	5.121%	12/29/2032	1,422	1,431
[4,5]	Securitized Term Auto Receivables Trust Class D Series 2025-B	5.463%	12/29/2032	1,240	1,245
[4,5]	SFS Auto Receivables Securitization Trust Class A4 Series 2024-2A	5.260%	8/20/2030	3,969	4,063
[4,5]	SFS Auto Receivables Securitization Trust Class B Series 2024-1A	5.380%	1/21/2031	3,655	3,742
[4,5]	SFS Auto Receivables Securitization Trust Class B Series 2024-2A	5.410%	8/20/2030	4,651	4,778
[4,5]	SFS Auto Receivables Securitization Trust Class B Series 2024-3A	4.760%	11/20/2031	6,294	6,383
[4,5]	SFS Auto Receivables Securitization Trust Class B Series 2025-1A	5.110%	2/20/2031	1,576	1,616
[4,5]	SFS Auto Receivables Securitization Trust Class B Series 2025-2A	4.850%	7/21/2031	2,830	2,881
[4,5]	SFS Auto Receivables Securitization Trust Class C Series 2024-1A	5.510%	1/20/2032	5,136	5,267
[4,5]	SFS Auto Receivables Securitization Trust Class C Series 2024-2A	5.540%	2/20/2032	5,269	5,418
[4,5]	SFS Auto Receivables Securitization Trust Class C Series 2024-3A	4.980%	10/20/2032	9,967	10,126
[4,5]	SFS Auto Receivables Securitization Trust Class C Series 2025-1A	5.200%	10/20/2032	9,293	9,503
[4,5]	SFS Auto Receivables Securitization Trust Class C Series 2025-2A	5.050%	4/20/2033	11,330	11,543
[4,5]	SFS Auto Receivables Securitization Trust Class C Series 2025-3A	4.640%	11/21/2033	10,440	10,411
[4,5]	SMB Private Education Loan Trust Class A2A Series 2017-B	2.820%	10/15/2035	785	781
[4,5]	SMB Private Education Loan Trust Class A2A Series 2018-B	3.600%	1/15/2037	2,438	2,419
[4,5]	SMB Private Education Loan Trust Class A2A Series 2018-C	3.630%	11/15/2035	3,183	3,166
[4,5]	SoFi Consumer Loan Program LLC Class C Series 2025-4	4.910%	8/25/2035	3,850	3,854
[4,5]	SoFi Professional Loan Program LLC Class A2FX Series 2017-F	2.840%	1/25/2041	85	85
[4,5]	Stellantis Financial Underwritten Enhanced Lease Trust Class C Series 2025-AA	5.080%	8/20/2029	7,560	7,637
[4,5]	Stellantis Financial Underwritten Enhanced Lease Trust Class C Series 2025-BA	4.710%	1/22/2030	4,980	4,993
[4,5]	Subway Funding LLC Class A2I Series 2024-1A	6.028%	7/30/2054	42,493	43,006
[4,5]	Switch ABS Issuer LLC Class A21 Series 2025-2A	5.121%	10/25/2055	15,370	15,380
[4,5]	Taco Bell Funding LLC Class A2I Series 2025-1A	4.821%	8/25/2055	34,410	34,238
[4,5]	Tesla Auto Lease Trust Class A4 Series 2023-B	6.220%	3/22/2027	3,048	3,055
[4,5]	Tesla Electric Vehicle Trust Class A4 Series 2023-1	5.380%	2/20/2029	4,566	4,638
[4,5]	Tesla Electric Vehicle Trust Class B Series 2023-1	5.820%	5/20/2031	4,547	4,624
[4,5]	Tesla Lease Electric Vehicle Securitization LLC Class B Series 2025-A	4.790%	6/20/2029	3,550	3,553
[4,5]	Tesla Lease Electric Vehicle Securitization LLC Class C Series 2025-A	5.090%	6/20/2029	5,920	5,926
[4,5]	TIF Funding III LLC Class A Series 2024-2A	5.540%	7/20/2049	21,793	22,097
[4,5]	TMSQ Mortgage Trust Class A Series 2014-1500	3.680%	10/10/2036	20,843	19,162
[4,5]	Toyota Auto Loan Extended Note Trust Class A Series 2024-1A	5.160%	11/25/2036	17,371	17,970
[4,5]	Trafigura Securitisation Finance plc Class A2 Series 2024-1A	5.980%	11/15/2027	19,472	19,702
[4,5]	Tricon Residential Trust Class A Series 2024-SFR4	4.300%	11/17/2041	13,380	13,262
[4,5]	Tricon Residential Trust Class B Series 2024-SFR4	4.650%	11/17/2041	5,467	5,424
[4,5]	Trinity Rail Leasing LLC Class A Series 2024-1A	5.780%	5/19/2054	14,594	14,804
[4,5]	Trinity Rail Leasing LLC Class A Series 2025-1A	5.090%	10/19/2055	6,900	6,881
[4,5]	Truist Bank Auto Credit-Linked Notes Class B Series 2025-1	4.728%	9/26/2033	17,223	17,211
[5]	UBS Commercial Mortgage Trust Class A4 Series 2017-C7	3.679%	12/15/2050	6,459	6,383
[4,5]	US Bank C&I Credit-Linked Notes Class B1 Series 2025-SUP2	4.818%	9/25/2032	12,402	12,419
[4,5]	US Bank NA Class B Series 2023-1	6.789%	8/25/2032	1,142	1,154
[4,5]	US Bank NA Class B Series 2025-SUP1	5.582%	2/25/2032	23,356	23,368
[4,5]	USAA Auto Owner Trust Class A4 Series 2024-A	4.970%	12/17/2029	4,026	4,082
[4,5]	Vantage Data Centers LLC Class A2 Series 2025-1A	5.132%	8/15/2055	38,920	39,161
[4,5]	Verizon Master Trust Class B Series 2024-2	5.080%	12/22/2031	8,961	9,160
[4,5]	Verizon Master Trust Class B Series 2024-5	5.250%	6/21/2032	19,581	20,119
[4,5]	Verizon Master Trust Class B Series 2025-4	5.020%	3/21/2033	11,760	11,987
[4,5]	Verizon Master Trust Class B Series 2025-6	4.850%	6/21/2033	5,570	5,643
[4,5]	Verizon Master Trust Class C Series 2023-6	5.050%	9/22/2031	8,070	8,198
[4,5]	Verizon Master Trust Class C Series 2024-2	5.320%	12/22/2031	11,106	11,402
[4,5]	Verizon Master Trust Class C Series 2024-5	5.490%	6/21/2032	5,555	5,724

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,5]	Verizon Master Trust Class C Series 2024-7	4.840%	8/20/2032	5,943	5,992
[5]	Verizon Master Trust Class C Series 2024-8	4.990%	11/20/2030	6,028	6,090
[5]	Verizon Master Trust Class C Series 2025-1	5.090%	1/21/2031	1,358	1,376
[4,5]	Verizon Master Trust Class C Series 2025-4	5.200%	3/21/2033	6,456	6,589
[5]	Verizon Master Trust Class C Series 2025-5	4.840%	6/20/2031	4,785	4,830
[4,5]	Verizon Master Trust Class C Series 2025-6	5.060%	6/21/2033	3,550	3,604
[4,5]	Verizon Master Trust Class C Series 2025-8	4.600%	8/22/2033	3,010	2,997
[4,5,7]	Voya CLO 2022-3 Ltd. Class A1R2 Series 2022-3A, TSFR3M + 1.130%	5.014%	10/20/2036	6,930	6,930
[5,7]	WaMu Mortgage Pass Through Certificates Trust Class 1A7 Series 2003-AR9	5.673%	9/25/2033	206	205
[5,7]	WaMu Mortgage Pass Through Certificates Trust Class A Series 2002-AR18	6.246%	1/25/2033	34	34
[5,7]	WaMu Mortgage Pass Through Certificates Trust Class A7 Series 2003-AR7	5.650%	8/25/2033	123	122
[4,5,6,7,9]	Wellington Management CLO 1 Ltd. Class AR Series 2023-1A, TSFR3M + 1.230%	5.131%	10/20/2038	2,520	2,520
[4,5,6,7,9]	Wellington Management CLO 1 Ltd. Class AR Series 2023-1A, TSFR3M + 1.230%	5.451%	10/20/2038	2,910	2,910
[5]	Wells Fargo Commercial Mortgage Trust Class A3 Series 2017-C40	3.317%	10/15/2050	6,597	6,494
[5]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2017-C39	3.157%	9/15/2050	5,458	5,354
[5]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2017-C40	3.581%	10/15/2050	2,368	2,334
[5]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2017-RC1	3.631%	1/15/2060	2,353	2,330
[5]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2018-C45	4.184%	6/15/2051	5,144	5,119
[5]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2018-C46	4.152%	8/15/2051	3,260	3,237
[5]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2018-C47	4.442%	9/15/2061	5,837	5,855
[5]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2018-C48	4.302%	1/15/2052	1,547	1,545
[5]	Wells Fargo Commercial Mortgage Trust Class C Series 2014-LC16	4.458%	8/15/2050	5,116	3,180
[5,7]	Wells Fargo Commercial Mortgage Trust Class C Series 2015-LC22	4.708%	9/15/2058	4,637	4,348
[5,7]	Wells Fargo Commercial Mortgage Trust Class C Series 2018-C43	4.514%	3/15/2051	3,313	3,057
[5,7]	Wells Fargo Mortgage Backed Securities Trust Class 2A1 Series 2006-AR14	6.501%	10/25/2036	1,347	1,238
[4,5]	Wendy's Funding LLC Class A2II Series 2019-1A	4.080%	6/15/2049	4,841	4,727
[4,5,7]	WFLD Mortgage Trust Class A Series 2014-MONT	3.755%	8/10/2031	27,089	26,119
[5]	WFRBS Commercial Mortgage Trust Class B Series 2014-C20	4.378%	5/15/2047	6,755	5,849
[5,7]	WFRBS Commercial Mortgage Trust Class C Series 2014-C20	4.513%	5/15/2047	4,271	1,901
[5]	World Omni Auto Receivables Trust Class B Series 2024-A	5.090%	12/17/2029	8,724	8,839
[5]	World Omni Auto Receivables Trust Class B Series 2025-A	5.080%	11/15/2030	4,642	4,749
[5]	World Omni Auto Receivables Trust Class C Series 2024-A	5.310%	10/15/2030	4,490	4,550
[5]	World Omni Auto Receivables Trust Class C Series 2025-A	5.170%	10/15/2031	6,502	6,623
[5]	World Omni Automobile Lease Securitization Trust Class B Series 2024-A	5.620%	9/17/2029	11,884	12,066
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $3,527,932)					3,541,539
Corporate Bonds (81.1%)
Communications (4.8%)
[4]	Altice France SA	6.500%	3/15/2032	1,825	1,748
[4]	AMC Networks Inc.	10.250%	1/15/2029	1,169	1,228
	AMC Networks Inc.	4.250%	2/15/2029	139	119
[4]	AMC Networks Inc.	10.500%	7/15/2032	1,720	1,810
	AT&T Inc.	2.300%	6/1/2027	56,416	54,830
	AT&T Inc.	1.650%	2/1/2028	41,490	39,308
	AT&T Inc.	4.100%	2/15/2028	40,695	40,628
	AT&T Inc.	4.350%	3/1/2029	20,990	21,050
	AT&T Inc.	4.300%	2/15/2030	65,623	65,563
	AT&T Inc.	4.700%	8/15/2030	58,145	58,952
	British Telecommunications plc	5.125%	12/4/2028	20,912	21,407
[4]	British Telecommunications plc	3.250%	11/8/2029	27,315	26,176
[4]	Cable One Inc.	4.000%	11/15/2030	1,605	1,268
[4]	CCO Holdings LLC / CCO Holdings Capital Corp.	5.125%	5/1/2027	9,420	9,366
[4]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.750%	3/1/2030	1,938	1,840
[4]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.500%	8/15/2030	2,865	2,680
[4]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.250%	2/1/2031	371	336
	Charter Communications Operating LLC / Charter Communications Operating Capital	3.750%	2/15/2028	54,707	53,885
	Charter Communications Operating LLC / Charter Communications Operating Capital	4.200%	3/15/2028	87,633	87,150
	Charter Communications Operating LLC / Charter Communications Operating Capital	2.250%	1/15/2029	96,679	89,954
	Charter Communications Operating LLC / Charter Communications Operating Capital	5.050%	3/30/2029	29,619	29,896
	Charter Communications Operating LLC / Charter Communications Operating Capital	6.100%	6/1/2029	107,147	112,077
	Comcast Corp.	3.150%	2/15/2028	20,877	20,491
	Comcast Corp.	5.100%	6/1/2029	31,551	32,501
	Comcast Corp.	3.400%	4/1/2030	61,600	59,475
[4]	CSC Holdings LLC	11.750%	1/31/2029	2,900	2,286
[4]	CSC Holdings LLC	4.125%	12/1/2030	1,930	1,189
[4]	CSC Holdings LLC	4.500%	11/15/2031	2,095	1,284
[4]	Directv Financing LLC / Directv Financing Co-Obligor Inc.	5.875%	8/15/2027	457	457
[4]	Directv Financing LLC / Directv Financing Co-Obligor Inc.	8.875%	2/1/2030	1,945	1,935
[4]	Directv Financing LLC / Directv Financing Co-Obligor Inc.	10.000%	2/15/2031	3,140	3,140
[4]	DISH Network Corp.	11.750%	11/15/2027	3,925	4,130

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Expedia Group Inc.	4.625%	8/1/2027	71,671	72,117
	Fox Corp.	4.709%	1/25/2029	69,890	70,724
[4]	Frontier Communications Holdings LLC	5.000%	5/1/2028	2,486	2,483
	Meta Platforms Inc.	4.200%	11/15/2030	193,432	193,204
[4]	Midcontinent Communications	8.000%	8/15/2032	4,595	4,684
	Netflix Inc.	5.875%	11/15/2028	164,725	173,225
[4]	NTT Finance Corp.	4.567%	7/16/2027	9,976	10,050
[4]	NTT Finance Corp.	4.620%	7/16/2028	24,984	25,250
	Omnicom Group Inc.	4.200%	6/1/2030	20,595	20,421
	Paramount Global	2.900%	1/15/2027	15,148	14,871
	Paramount Global	3.375%	2/15/2028	2,744	2,672
	Paramount Global	3.700%	6/1/2028	6,262	6,128
	Paramount Global	4.200%	6/1/2029	9,255	9,064
	Paramount Global	4.950%	1/15/2031	13,315	13,057
	Paramount Global	4.200%	5/19/2032	772	715
	Rogers Communications Inc.	3.200%	3/15/2027	36,752	36,236
	Rogers Communications Inc.	5.000%	2/15/2029	74,348	75,713
	Rogers Communications Inc.	7.000%	4/15/2055	2,650	2,774
[4]	Scripps Escrow II Inc.	3.875%	1/15/2029	62	56
	Sprint Capital Corp.	6.875%	11/15/2028	118,398	127,218
	Take-Two Interactive Software Inc.	3.700%	4/14/2027	27,526	27,372
	Take-Two Interactive Software Inc.	4.950%	3/28/2028	22,876	23,280
	TCI Communications Inc.	7.125%	2/15/2028	874	931
	Telefonica Emisiones SA	4.103%	3/8/2027	69,252	69,111
	T-Mobile USA Inc.	3.750%	4/15/2027	120,309	119,613
	T-Mobile USA Inc.	2.050%	2/15/2028	15,909	15,190
	T-Mobile USA Inc.	4.950%	3/15/2028	55,629	56,659
	T-Mobile USA Inc.	4.800%	7/15/2028	13,858	14,086
	T-Mobile USA Inc.	4.850%	1/15/2029	68,511	69,874
	T-Mobile USA Inc.	2.625%	2/15/2029	7,000	6,655
	T-Mobile USA Inc.	3.375%	4/15/2029	33,037	32,119
	T-Mobile USA Inc.	4.200%	10/1/2029	45,545	45,535
	T-Mobile USA Inc.	3.875%	4/15/2030	9,090	8,902
	Uber Technologies Inc.	4.300%	1/15/2030	108,842	109,102
	Uber Technologies Inc.	4.150%	1/15/2031	84,695	84,007
[4]	Univision Communications Inc.	8.000%	8/15/2028	224	231
[4]	Univision Communications Inc.	7.375%	6/30/2030	383	385
[4]	Univision Communications Inc.	8.500%	7/31/2031	8,320	8,522
[4]	Univision Communications Inc.	9.375%	8/1/2032	1,295	1,367
	Verizon Communications Inc.	2.100%	3/22/2028	101,435	96,863
	Verizon Communications Inc.	4.016%	12/3/2029	81,277	80,480
	Verizon Communications Inc.	3.150%	3/22/2030	36,070	34,461
[4]	Versant Media Group Inc.	7.250%	1/30/2031	485	495
[4]	WULF Compute LLC	7.750%	10/15/2030	1,165	1,209
					2,615,270
Consumer Discretionary (5.0%)
[4]	1011778 BC ULC / New Red Finance Inc.	3.875%	1/15/2028	2,485	2,440
[4]	1011778 BC ULC / New Red Finance Inc.	4.375%	1/15/2028	774	764
[4]	1011778 BC ULC / New Red Finance Inc.	5.625%	9/15/2029	651	662
[4]	Advance Auto Parts Inc.	7.000%	8/1/2030	5,970	6,042
[4]	American Builders & Contractors Supply Co. Inc.	4.000%	1/15/2028	2,154	2,122
	American Honda Finance Corp.	4.550%	7/9/2027	50,350	50,764
	American Honda Finance Corp.	4.900%	7/9/2027	44,749	45,319
	American Honda Finance Corp.	4.450%	10/22/2027	29,662	29,870
	American Honda Finance Corp.	4.400%	9/5/2029	30,663	30,879
	Asbury Automotive Group Inc.	4.500%	3/1/2028	456	452
	AutoZone Inc.	3.750%	6/1/2027	14,713	14,629
	AutoZone Inc.	4.500%	2/1/2028	39,889	40,254
	AutoZone Inc.	6.250%	11/1/2028	14,817	15,670
	AutoZone Inc.	3.750%	4/18/2029	23,690	23,338
	AutoZone Inc.	5.100%	7/15/2029	30,588	31,445
[4]	Beach Acquisition Bidco LLC	10.000%	7/15/2033	955	1,027
[4]	Belron UK Finance plc	5.750%	10/15/2029	1,270	1,287
[4]	BMW US Capital LLC	3.450%	4/1/2027	9,373	9,300
[4]	BMW US Capital LLC	4.150%	8/11/2027	17,380	17,411
[4]	BMW US Capital LLC	4.600%	8/13/2027	30,749	31,024
[4]	BMW US Capital LLC	4.500%	8/11/2030	47,740	47,927
	BorgWarner Inc.	4.950%	8/15/2029	10,731	10,977
[4]	Carnival Corp.	5.125%	5/1/2029	1,940	1,963

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Carnival Corp.	5.875%	6/15/2031	1,845	1,903
[4]	Champ Acquisition Corp.	8.375%	12/1/2031	433	461
[4]	Churchill Downs Inc.	5.500%	4/1/2027	3,118	3,116
[4]	Churchill Downs Inc.	4.750%	1/15/2028	4,718	4,676
[4]	Clarios Global LP / Clarios US Finance Co.	6.750%	2/15/2030	1,345	1,396
[4]	Clarios Global LP / Clarios US Finance Co.	6.750%	9/15/2032	795	817
	Dana Inc.	5.625%	6/15/2028	916	916
	eBay Inc.	5.950%	11/22/2027	24,991	25,896
	eBay Inc.	2.700%	3/11/2030	10,358	9,692
[4]	ERAC USA Finance LLC	3.300%	12/1/2026	2,815	2,793
[4]	ERAC USA Finance LLC	5.000%	2/15/2029	35,198	36,091
[10]	Flutter Treasury DAC	4.000%	6/4/2031	7,500	8,645
[4]	Flutter Treasury DAC	5.875%	6/4/2031	12,155	12,322
	Ford Motor Co.	6.625%	10/1/2028	17,061	18,079
	Ford Motor Credit Co. LLC	6.950%	6/10/2026	6,398	6,477
	Ford Motor Credit Co. LLC	2.700%	8/10/2026	8,918	8,787
	Ford Motor Credit Co. LLC	5.125%	11/5/2026	30,663	30,771
	Ford Motor Credit Co. LLC	4.271%	1/9/2027	4,557	4,529
	Ford Motor Credit Co. LLC	5.800%	3/5/2027	59,290	59,953
	Ford Motor Credit Co. LLC	5.850%	5/17/2027	30,044	30,468
	Ford Motor Credit Co. LLC	4.950%	5/28/2027	36,858	36,891
	Ford Motor Credit Co. LLC	4.125%	8/17/2027	25,377	25,062
	Ford Motor Credit Co. LLC	3.815%	11/2/2027	5,395	5,289
	Ford Motor Credit Co. LLC	7.350%	11/4/2027	56,033	58,516
	Ford Motor Credit Co. LLC	2.900%	2/16/2028	5,392	5,155
	Ford Motor Credit Co. LLC	6.800%	5/12/2028	24,655	25,626
[10]	Ford Motor Credit Co. LLC	3.622%	7/27/2028	5,000	5,818
	Ford Motor Credit Co. LLC	6.798%	11/7/2028	41,925	43,811
	Ford Motor Credit Co. LLC	5.800%	3/8/2029	13,697	13,929
	Ford Motor Credit Co. LLC	5.113%	5/3/2029	8,429	8,395
	Ford Motor Credit Co. LLC	5.303%	9/6/2029	30,663	30,716
	General Motors Financial Co. Inc.	5.000%	4/9/2027	55,980	56,517
	General Motors Financial Co. Inc.	5.400%	5/8/2027	54,790	55,675
	General Motors Financial Co. Inc.	5.000%	7/15/2027	12,105	12,247
	General Motors Financial Co. Inc.	5.350%	7/15/2027	40,496	41,195
	General Motors Financial Co. Inc.	2.700%	8/20/2027	29,978	29,174
	General Motors Financial Co. Inc.	5.050%	4/4/2028	68,216	69,371
	General Motors Financial Co. Inc.	2.400%	4/10/2028	22,158	21,186
	General Motors Financial Co. Inc.	2.400%	10/15/2028	45,689	43,380
	General Motors Financial Co. Inc.	4.200%	10/27/2028	8,645	8,630
	General Motors Financial Co. Inc.	5.800%	1/7/2029	31,959	33,282
	General Motors Financial Co. Inc.	4.300%	4/6/2029	35,366	35,224
	General Motors Financial Co. Inc.	4.900%	10/6/2029	87,739	89,022
	General Motors Financial Co. Inc.	5.350%	1/7/2030	46,419	47,754
	General Motors Financial Co. Inc.	5.850%	4/6/2030	7,285	7,642
	General Motors Financial Co. Inc.	3.600%	6/21/2030	7,040	6,752
	General Motors Financial Co. Inc.	5.450%	7/15/2030	116,487	120,679
[4]	Gildan Activewear Inc.	4.700%	10/7/2030	17,605	17,523
	Goodyear Tire & Rubber Co.	5.000%	7/15/2029	4,525	4,305
	Goodyear Tire & Rubber Co.	6.625%	7/15/2030	2,176	2,162
[4]	Hilton Domestic Operating Co. Inc.	5.875%	4/1/2029	1,377	1,406
	Honda Motor Co. Ltd.	2.534%	3/10/2027	36,629	35,875
	Hyatt Hotels Corp.	5.250%	6/30/2029	31,351	32,183
[4]	Lithia Motors Inc.	4.625%	12/15/2027	2,284	2,265
[4]	Live Nation Entertainment Inc.	6.500%	5/15/2027	5,900	5,952
	Lowe's Cos. Inc.	3.950%	10/15/2027	95,885	95,744
	Lowe's Cos. Inc.	1.300%	4/15/2028	18,039	16,901
	Lowe's Cos. Inc.	1.700%	9/15/2028	9,155	8,573
	Lowe's Cos. Inc.	4.000%	10/15/2028	57,595	57,475
	Lowe's Cos. Inc.	1.700%	10/15/2030	14,310	12,627
	Lowe's Cos. Inc.	4.250%	3/15/2031	165,195	163,952
	Marriott International Inc.	5.000%	10/15/2027	32,770	33,292
[4]	Mercedes-Benz Finance North America LLC	4.800%	3/30/2028	51,255	52,068
[4]	Mercedes-Benz Finance North America LLC	5.100%	8/3/2028	59,403	60,884
	MGM Resorts International	6.125%	9/15/2029	4,585	4,668
	Mohawk Industries Inc.	5.850%	9/18/2028	10,964	11,446
[4]	NCL Corp. Ltd.	5.875%	1/15/2031	2,150	2,150
[4]	NCL Corp. Ltd.	6.750%	2/1/2032	1,164	1,196
	Newell Brands Inc.	6.375%	9/15/2027	2,985	2,987
[4]	Newell Brands Inc.	8.500%	6/1/2028	3,900	4,013

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Newell Brands Inc.	6.625%	9/15/2029	1,274	1,245
	Newell Brands Inc.	7.500%	4/1/2046	828	687
[4]	Nissan Motor Acceptance Co. LLC	5.625%	9/29/2028	975	975
[4]	Nissan Motor Acceptance Co. LLC	6.125%	9/30/2030	4,815	4,772
[4]	Nissan Motor Co. Ltd.	7.750%	7/17/2032	2,160	2,282
[10]	RCI Banque SA	3.375%	7/26/2029	2,000	2,323
[4]	Rivers Enterprise Lender LLC / Rivers Enterprise Lender Corp.	6.250%	10/15/2030	485	489
	Six Flags Entertainment Corp. / Canada's Wonderland Co. / Magnum Management Corp.	5.375%	4/15/2027	642	639
	Starbucks Corp.	2.000%	3/12/2027	3,620	3,521
	Starbucks Corp.	4.500%	5/15/2028	38,200	38,532
[4]	Stellantis Finance US Inc.	5.625%	1/12/2028	22,675	23,064
[4]	Stellantis Finance US Inc.	5.750%	3/18/2030	8,085	8,288
[4]	Stellantis Financial Services US Corp.	4.950%	9/15/2028	40,330	40,506
[4]	Stellantis Financial Services US Corp.	5.400%	9/15/2030	57,025	57,392
[10]	Stellantis NV	3.875%	6/6/2031	2,800	3,256
	Toll Brothers Finance Corp.	3.800%	11/1/2029	5,842	5,717
[7,11]	Toyota Finance Australia Ltd., 3M Australian Bank Bill Rate + 1.150%	4.708%	9/17/2029	9,500	6,271
	Toyota Motor Credit Corp.	4.625%	1/12/2028	19,879	20,161
	Toyota Motor Credit Corp.	4.650%	1/5/2029	27,365	27,875
	Toyota Motor Credit Corp.	5.050%	5/16/2029	52,692	54,340
	Toyota Motor Credit Corp.	4.550%	8/9/2029	17,066	17,338
[4]	Vail Resorts Inc.	5.625%	7/15/2030	2,000	2,024
[4]	Volkswagen Group of America Finance LLC	5.700%	9/12/2026	36,548	36,966
[4]	Volkswagen Group of America Finance LLC	3.200%	9/26/2026	4,746	4,701
[4]	Volkswagen Group of America Finance LLC	6.000%	11/16/2026	18,509	18,811
[4]	Volkswagen Group of America Finance LLC	4.450%	9/11/2027	15,280	15,316
[4]	Volkswagen Group of America Finance LLC	5.650%	9/12/2028	27,407	28,243
	Whirlpool Corp.	6.125%	6/15/2030	1,225	1,214
	Whirlpool Corp.	6.500%	6/15/2033	1,859	1,814
[4]	Wyndham Hotels & Resorts Inc.	4.375%	8/15/2028	5,684	5,582
[4]	ZF North America Capital Inc.	7.500%	3/24/2031	2,445	2,333
					2,686,616
Consumer Staples (5.3%)
[4]	Albertsons Cos. Inc. / Safeway Inc. / New Albertsons LP / Albertsons LLC	5.875%	2/15/2028	955	956
[4,6]	Albertsons Cos. Inc. / Safeway Inc. / New Albertsons LP / Albertsons LLC	5.500%	3/31/2031	485	489
	Altria Group Inc.	4.875%	2/4/2028	26,862	27,295
	Altria Group Inc.	6.200%	11/1/2028	9,132	9,629
	Altria Group Inc.	4.800%	2/14/2029	24,092	24,453
	Altria Group Inc.	4.500%	8/6/2030	28,683	28,783
	BAT Capital Corp.	3.215%	9/6/2026	43,530	43,208
	BAT Capital Corp.	4.700%	4/2/2027	78,347	78,790
	BAT Capital Corp.	3.557%	8/15/2027	147,509	145,986
	BAT Capital Corp.	2.259%	3/25/2028	108,945	104,193
	BAT Capital Corp.	4.906%	4/2/2030	26,955	27,475
	BAT Capital Corp.	6.343%	8/2/2030	63,064	67,967
	BAT International Finance plc	4.448%	3/16/2028	52,552	52,846
	BAT International Finance plc	5.931%	2/2/2029	177,008	185,831
	Campbell's Co.	5.200%	3/19/2027	85,524	86,712
	Campbell's Co.	4.150%	3/15/2028	26,728	26,702
[4]	Cargill Inc.	4.125%	10/23/2030	19,040	18,942
	Cencosud SA	4.375%	7/17/2027	7,002	7,007
	Clorox Co.	1.800%	5/15/2030	7,109	6,378
	Conagra Brands Inc.	5.300%	10/1/2026	31,209	31,527
	Conagra Brands Inc.	1.375%	11/1/2027	13,434	12,685
	Conagra Brands Inc.	7.000%	10/1/2028	5,182	5,543
	Conagra Brands Inc.	4.850%	11/1/2028	27,610	27,909
	Constellation Brands Inc.	3.500%	5/9/2027	14,988	14,847
	Constellation Brands Inc.	4.350%	5/9/2027	50,525	50,669
	Constellation Brands Inc.	4.800%	1/15/2029	4,436	4,506
	Constellation Brands Inc.	3.150%	8/1/2029	7,325	7,042
	Constellation Brands Inc.	4.800%	5/1/2030	14,085	14,289
	Dollar General Corp.	4.625%	11/1/2027	17,797	17,931
[4]	Energizer Holdings Inc.	4.750%	6/15/2028	3,764	3,704
	General Mills Inc.	4.875%	1/30/2030	38,584	39,389
[4]	Imperial Brands Finance plc	4.500%	6/30/2028	11,080	11,148
[10]	JT International Financial Services BV	3.870%	9/4/2055	2,900	3,345
[4]	KeHE Distributors LLC / KeHE Finance Corp. / NextWave Distribution Inc.	9.000%	2/15/2029	4,272	4,475
	Keurig Dr Pepper Inc.	4.597%	5/25/2028	27,288	27,444
	Keurig Dr Pepper Inc.	3.950%	4/15/2029	5,073	5,000

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Keurig Dr Pepper Inc.	3.200%	5/1/2030	8,666	8,198
	Keurig Dr Pepper Inc.	4.600%	5/15/2030	14,083	14,116
	Kraft Heinz Foods Co.	3.000%	6/1/2026	19,364	19,214
	Kraft Heinz Foods Co.	3.875%	5/15/2027	48,921	48,693
	Kraft Heinz Foods Co.	3.750%	4/1/2030	30,190	29,357
	Kroger Co.	2.200%	5/1/2030	35,152	32,241
[4]	Lamb Weston Holdings Inc.	4.875%	5/15/2028	4,030	4,034
[4]	Mars Inc.	4.600%	3/1/2028	252,484	255,445
[4]	Mars Inc.	4.800%	3/1/2030	170,131	173,829
	McCormick & Co. Inc.	3.400%	8/15/2027	18,400	18,179
	Mondelez International Inc.	2.625%	3/17/2027	3,404	3,339
	Mondelez International Inc.	4.125%	5/7/2028	26,115	26,121
	Mondelez International Inc.	4.750%	2/20/2029	2,496	2,548
	Mondelez International Inc.	2.750%	4/13/2030	14,320	13,440
	Mondelez International Inc.	4.500%	5/6/2030	35,209	35,469
[4]	Opal Bidco SAS	6.500%	3/31/2032	2,490	2,565
[4]	Performance Food Group Inc.	5.500%	10/15/2027	2,554	2,554
	Philip Morris International Inc.	4.375%	11/1/2027	36,002	36,260
	Philip Morris International Inc.	5.125%	11/17/2027	86,701	88,443
	Philip Morris International Inc.	4.875%	2/15/2028	85,377	86,821
	Philip Morris International Inc.	3.125%	3/2/2028	20,034	19,616
	Philip Morris International Inc.	4.125%	4/28/2028	53,080	53,200
	Philip Morris International Inc.	5.250%	9/7/2028	76,764	79,067
	Philip Morris International Inc.	3.875%	10/27/2028	50,180	49,915
	Philip Morris International Inc.	4.875%	2/13/2029	82,962	84,678
	Philip Morris International Inc.	3.375%	8/15/2029	10,247	9,970
	Philip Morris International Inc.	4.625%	11/1/2029	58,412	59,265
	Philip Morris International Inc.	5.625%	11/17/2029	4,771	5,007
	Philip Morris International Inc.	5.125%	2/15/2030	71,890	74,188
	Philip Morris International Inc.	4.375%	4/30/2030	36,540	36,688
	Philip Morris International Inc.	4.000%	10/29/2030	51,425	50,691
[10]	Scandinavian Tobacco Group A/S	4.875%	9/12/2029	2,000	2,407
	Sysco Corp.	3.250%	7/15/2027	22,593	22,293
	Sysco Corp.	2.400%	2/15/2030	7,634	7,075
	Sysco Corp.	5.100%	9/23/2030	19,070	19,660
	Tyson Foods Inc.	3.550%	6/2/2027	74,627	73,877
	Tyson Foods Inc.	4.350%	3/1/2029	76,290	76,365
	Tyson Foods Inc.	5.400%	3/15/2029	4,760	4,912
[4]	US Foods Inc.	6.875%	9/15/2028	2,289	2,361
					2,857,196
Energy (6.5%)
	Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc.	2.061%	12/15/2026	13,479	13,178
	Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc.	3.337%	12/15/2027	48,914	48,270
[4]	Blue Racer Midstream LLC / Blue Racer Finance Corp.	6.625%	7/15/2026	4,168	4,169
[4]	Blue Racer Midstream LLC / Blue Racer Finance Corp.	7.000%	7/15/2029	7,181	7,442
	Boardwalk Pipelines LP	4.800%	5/3/2029	5,758	5,832
	BP Capital Markets America Inc.	3.937%	9/21/2028	30,738	30,681
	BP Capital Markets America Inc.	4.234%	11/6/2028	11,949	12,014
	BP Capital Markets America Inc.	3.633%	4/6/2030	911	893
	BP Capital Markets plc	3.723%	11/28/2028	11,289	11,181
[10]	BP Capital Markets plc	3.625%	Perpetual	15,440	17,879
	Canadian Natural Resources Ltd.	3.850%	6/1/2027	89,571	89,052
	Cenovus Energy Inc.	4.250%	4/15/2027	760	760
	Cheniere Corpus Christi Holdings LLC	5.125%	6/30/2027	50,104	50,619
	Cheniere Energy Inc.	4.625%	10/15/2028	85,501	85,420
[4]	Chord Energy Corp.	6.000%	10/1/2030	1,386	1,389
[4]	Civitas Resources Inc.	8.375%	7/1/2028	2,715	2,804
[4]	Civitas Resources Inc.	8.750%	7/1/2031	2,075	2,132
[4]	Civitas Resources Inc.	9.625%	6/15/2033	2,975	3,189
[4]	Continental Resources Inc.	2.268%	11/15/2026	25,296	24,730
	Coterra Energy Inc.	3.900%	5/15/2027	15,443	15,364
	DCP Midstream Operating LP	5.625%	7/15/2027	1,710	1,745
	DCP Midstream Operating LP	5.125%	5/15/2029	66,817	68,306
	Devon Energy Corp.	4.500%	1/15/2030	12,650	12,673
[4]	Diamond Foreign Asset Co. / Diamond Finance LLC	8.500%	10/1/2030	2,299	2,438
	Diamondback Energy Inc.	3.250%	12/1/2026	49,432	48,988
	Diamondback Energy Inc.	5.200%	4/18/2027	18,598	18,850
	Diamondback Energy Inc.	3.500%	12/1/2029	71,616	69,127
	Diamondback Energy Inc.	5.150%	1/30/2030	26,872	27,590

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ecopetrol SA	8.625%	1/19/2029	1,507	1,624
	Empresa Nacional del Petroleo	5.250%	11/6/2029	21,358	21,686
	Enbridge Inc.	1.600%	10/4/2026	27,622	26,998
	Enbridge Inc.	5.900%	11/15/2026	45,171	45,918
	Enbridge Inc.	4.250%	12/1/2026	31,652	31,653
	Enbridge Inc.	5.250%	4/5/2027	27,412	27,822
	Enbridge Inc.	3.700%	7/15/2027	31,403	31,157
	Enbridge Inc.	6.000%	11/15/2028	35,518	37,314
	Enbridge Inc.	5.300%	4/5/2029	65,282	67,312
	Enbridge Inc.	3.125%	11/15/2029	23,694	22,620
	Energy Transfer LP	3.900%	7/15/2026	12,583	12,551
	Energy Transfer LP	6.050%	12/1/2026	50,239	51,092
	Energy Transfer LP	4.400%	3/15/2027	109,418	109,581
	Energy Transfer LP	5.500%	6/1/2027	72,455	73,607
	Energy Transfer LP	4.000%	10/1/2027	12,339	12,285
	Energy Transfer LP	5.550%	2/15/2028	42,993	44,201
	Energy Transfer LP	4.950%	5/15/2028	57,886	58,744
	Energy Transfer LP	4.950%	6/15/2028	5,246	5,326
	Energy Transfer LP	6.100%	12/1/2028	30,377	31,893
	Energy Transfer LP	5.250%	4/15/2029	104,645	107,599
	Energy Transfer LP	5.250%	7/1/2029	40,595	41,772
	Energy Transfer LP	4.150%	9/15/2029	59,881	59,392
	Energy Transfer LP	5.200%	4/1/2030	15,425	15,899
[10]	Eni SpA	3.375%	Perpetual	3,135	3,594
	Enterprise Products Operating LLC	2.800%	1/31/2030	22,252	21,063
	EQT Corp.	7.500%	6/1/2027	3,429	3,489
	EQT Corp.	3.900%	10/1/2027	37,861	37,586
	EQT Corp.	4.500%	1/15/2029	10,035	10,030
	EQT Corp.	5.000%	1/15/2029	229	232
	EQT Corp.	7.000%	2/1/2030	5,153	5,592
	EQT Corp.	7.500%	6/1/2030	24	26
[4]	Excelerate Energy LP	8.000%	5/15/2030	6,140	6,468
	Halliburton Co.	2.920%	3/1/2030	21,055	19,877
	Helmerich & Payne Inc.	4.650%	12/1/2027	22,235	22,375
	Helmerich & Payne Inc.	4.850%	12/1/2029	13,080	13,092
	Hess Corp.	7.875%	10/1/2029	10,831	12,267
[4]	Hess Midstream Operations LP	6.500%	6/1/2029	2,033	2,106
	Kinder Morgan Inc.	5.000%	2/1/2029	47,449	48,495
	Kinder Morgan Inc.	5.100%	8/1/2029	12,672	13,012
	Kinder Morgan Inc.	5.150%	6/1/2030	11,460	11,820
[4]	Kinetik Holdings LP	6.625%	12/15/2028	2,760	2,831
	Marathon Petroleum Corp.	5.125%	12/15/2026	56,481	56,947
	Marathon Petroleum Corp.	3.800%	4/1/2028	14,802	14,652
	Marathon Petroleum Corp.	5.150%	3/1/2030	95,742	98,370
	MPLX LP	4.000%	3/15/2028	13,014	12,953
	MPLX LP	4.800%	2/15/2029	7,936	8,058
	MPLX LP	4.800%	2/15/2031	23,900	24,104
	Occidental Petroleum Corp.	5.000%	8/1/2027	23,175	23,505
	Occidental Petroleum Corp.	6.375%	9/1/2028	67,940	71,196
	Occidental Petroleum Corp.	5.200%	8/1/2029	37,985	38,783
	ONEOK Inc.	5.550%	11/1/2026	23,326	23,601
	ONEOK Inc.	4.000%	7/13/2027	6,995	6,971
[4]	ONEOK Inc.	5.625%	1/15/2028	80,171	81,872
	ONEOK Inc.	4.550%	7/15/2028	7,039	7,088
	ONEOK Inc.	5.650%	11/1/2028	23,345	24,191
	ONEOK Inc.	4.350%	3/15/2029	48,446	48,387
	ONEOK Inc.	5.375%	6/1/2029	18,098	18,616
	ONEOK Inc.	3.100%	3/15/2030	5,756	5,449
	ONEOK Inc.	3.250%	6/1/2030	3,447	3,267
	Ovintiv Inc.	5.650%	5/15/2028	36,595	37,623
[4]	Permian Resources Operating LLC	8.000%	4/15/2027	2,763	2,801
	Pertamina Persero PT	1.400%	2/9/2026	18,446	18,282
	Petrobras Global Finance BV	5.999%	1/27/2028	21,440	21,925
	Petrobras Global Finance BV	5.125%	9/10/2030	17,813	17,568
[5]	Petroleos Mexicanos	8.750%	6/2/2029	20,874	22,533
[4]	Petronas Capital Ltd.	3.500%	4/21/2030	15,709	15,262
[4]	Petronas Capital Ltd.	4.950%	1/3/2031	31,474	32,501
	Phillips 66	3.900%	3/15/2028	9,151	9,090
	Phillips 66 Co.	4.950%	12/1/2027	36,709	37,289
	Phillips 66 Co.	5.875%	3/15/2056	19,080	18,983

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Plains All American Pipeline LP / PAA Finance Corp.	4.500%	12/15/2026	28,079	28,134
	Plains All American Pipeline LP / PAA Finance Corp.	3.550%	12/15/2029	15,249	14,759
	Range Resources Corp.	8.250%	1/15/2029	3,133	3,197
	Sabine Pass Liquefaction LLC	5.000%	3/15/2027	57,285	57,623
	Sabine Pass Liquefaction LLC	4.200%	3/15/2028	27,510	27,512
	Sabine Pass Liquefaction LLC	4.500%	5/15/2030	98,519	98,872
[4]	Schlumberger Holdings Corp.	5.000%	5/29/2027	36,349	36,805
[4]	Schlumberger Holdings Corp.	5.000%	11/15/2029	25,785	26,549
[12]	Southern Gas Corridor CJSC	6.875%	3/24/2026	34,105	34,413
	Spectra Energy Partners LP	3.375%	10/15/2026	19,214	19,088
[4]	Sunoco LP	5.625%	3/15/2031	2,240	2,241
[4]	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.	7.375%	2/15/2029	5,245	5,406
	Targa Resources Corp.	5.200%	7/1/2027	45,038	45,737
	Targa Resources Corp.	6.150%	3/1/2029	15,835	16,657
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	6.875%	1/15/2029	3,737	3,798
[10]	TotalEnergies SE	1.625%	Perpetual	12,957	14,498
[10]	TotalEnergies SE	2.000%	Perpetual	8,136	9,253
	TransCanada PipeLines Ltd.	4.250%	5/15/2028	64,013	64,013
	TransCanada PipeLines Ltd.	4.100%	4/15/2030	38,394	37,846
	Transcontinental Gas Pipe Line Co. LLC	4.000%	3/15/2028	26,834	26,727
	Transcontinental Gas Pipe Line Co. LLC	3.250%	5/15/2030	13,445	12,830
[4]	Transocean International Ltd.	8.250%	5/15/2029	1,443	1,451
[4]	Transocean International Ltd.	8.750%	2/15/2030	1,600	1,678
[4]	Valaris Ltd.	8.375%	4/30/2030	550	574
	Valero Energy Corp.	5.150%	2/15/2030	9,654	9,931
[4]	Venture Global Calcasieu Pass LLC	3.875%	8/15/2029	12,032	11,397
[4]	Venture Global Calcasieu Pass LLC	6.250%	1/15/2030	610	622
[4]	Venture Global Calcasieu Pass LLC	4.125%	8/15/2031	350	324
[4]	Venture Global LNG Inc.	9.500%	2/1/2029	11,800	12,705
	Western Midstream Operating LP	4.650%	7/1/2026	3,437	3,439
	Western Midstream Operating LP	4.500%	3/1/2028	9,146	9,163
	Western Midstream Operating LP	4.050%	2/1/2030	9,560	9,325
	Williams Cos. Inc.	3.750%	6/15/2027	24,133	23,989
	Williams Cos. Inc.	5.300%	8/15/2028	77,377	79,646
	Williams Cos. Inc.	4.900%	3/15/2029	90,640	92,310
	Williams Cos. Inc.	4.800%	11/15/2029	17,143	17,440
					3,510,535
Financials (30.6%)
[10]	ABN AMRO Bank NV	5.500%	9/21/2033	9,300	11,402
[4]	Abu Dhabi Developmental Holding Co. PJSC	5.375%	5/8/2029	27,270	28,395
[4]	Abu Dhabi Developmental Holding Co. PJSC	4.500%	5/6/2030	22,186	22,433
[4]	AEGON Funding Co. LLC	5.500%	4/16/2027	22,843	23,217
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	2.450%	10/29/2026	71,049	69,905
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	6.100%	1/15/2027	38,821	39,612
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.625%	10/15/2027	35,006	35,257
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.875%	4/1/2028	44,152	44,823
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	5.750%	6/6/2028	70,515	72,985
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.000%	10/29/2028	32,030	30,921
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	5.100%	1/19/2029	22,799	23,325
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.625%	9/10/2029	79,007	79,632
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.375%	11/15/2030	13,856	13,785
	Affiliated Managers Group Inc.	3.300%	6/15/2030	9,323	8,865
	Aflac Inc.	3.600%	4/1/2030	4,775	4,677
	Air Lease Corp.	5.300%	2/1/2028	14,251	14,483
	Air Lease Corp.	4.625%	10/1/2028	13,874	13,912
	Air Lease Corp.	5.100%	3/1/2029	45,607	46,264
	Air Lease Corp.	3.000%	2/1/2030	47,917	44,682
[4]	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer	6.750%	4/15/2028	1,832	1,865
	Allstate Corp.	5.050%	6/24/2029	43,330	44,597
	Ally Financial Inc.	5.737%	5/15/2029	23,078	23,534
	Ally Financial Inc.	5.543%	1/17/2031	14,307	14,555
	American Express Co.	5.043%	7/26/2028	20,229	20,547
	American Express Co.	5.282%	7/27/2029	19,783	20,386
	American Express Co.	5.532%	4/25/2030	20,730	21,639
	American Express Co.	5.085%	1/30/2031	30,839	31,783
	American International Group Inc.	4.850%	5/7/2030	16,960	17,341
	American International Group Inc.	3.400%	6/30/2030	8,389	8,051
[4]	American National Global Funding	5.550%	1/28/2030	14,931	15,386
	American National Group Inc.	5.750%	10/1/2029	18,219	18,813

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ameriprise Financial Inc.	5.700%	12/15/2028	41,099	42,978
[4]	AmWINS Group Inc.	6.375%	2/15/2029	2,561	2,610
[4]	AmWINS Group Inc.	4.875%	6/30/2029	1,926	1,860
[4]	Antares Holdings LP	2.750%	1/15/2027	23,011	22,360
[4]	Antares Holdings LP	7.950%	8/11/2028	18,272	19,368
[4]	Antares Holdings LP	6.350%	10/23/2029	11,721	11,942
	Aon Corp. / Aon Global Holdings plc	2.850%	5/28/2027	25,438	24,967
	Aon North America Inc.	5.125%	3/1/2027	9,676	9,796
	Aon North America Inc.	5.150%	3/1/2029	48,331	49,715
	Apollo Debt Solutions BDC	6.900%	4/13/2029	11,988	12,546
[4]	Apollo Debt Solutions BDC	5.875%	8/30/2030	18,200	18,406
	Ares Capital Corp.	7.000%	1/15/2027	17,579	18,059
	Ares Capital Corp.	5.875%	3/1/2029	27,032	27,677
	Ares Capital Corp.	5.950%	7/15/2029	42,649	43,757
	Ares Strategic Income Fund	5.700%	3/15/2028	24,474	24,774
[4]	Ares Strategic Income Fund	5.450%	9/9/2028	28,915	29,044
	Ares Strategic Income Fund	6.350%	8/15/2029	40,405	41,649
[10]	Artea bankas AB	4.853%	12/5/2028	4,300	5,079
	Arthur J Gallagher & Co.	4.600%	12/15/2027	16,440	16,597
	Arthur J Gallagher & Co.	4.850%	12/15/2029	18,214	18,595
	Assurant Inc.	4.900%	3/27/2028	1,886	1,908
	Athene Holding Ltd.	4.125%	1/12/2028	29,796	29,695
[10]	Athora Holding Ltd.	6.625%	6/16/2028	16,137	19,992
[11]	Australia & New Zealand Banking Group Ltd.	5.906%	8/12/2032	19,308	12,935
[7,11]	Australia & New Zealand Banking Group Ltd., 3M Australian Bank Bill Rate + 2.350%	5.940%	5/16/2033	12,843	8,682
[10]	AXA SA	3.250%	5/28/2049	17,276	20,004
	Banco Santander SA	5.294%	8/18/2027	22,240	22,640
	Banco Santander SA	5.365%	7/15/2028	52,600	53,595
	Banco Santander SA	6.607%	11/7/2028	23,060	24,613
[6]	Banco Santander SA	4.551%	11/6/2030	47,600	47,626
	Bank of America Corp.	3.824%	1/20/2028	70,151	69,878
	Bank of America Corp.	2.551%	2/4/2028	78,943	77,405
	Bank of America Corp.	3.705%	4/24/2028	43,422	43,138
	Bank of America Corp.	4.376%	4/27/2028	47,415	47,556
	Bank of America Corp.	4.948%	7/22/2028	67,499	68,404
	Bank of America Corp.	6.204%	11/10/2028	38,309	39,847
	Bank of America Corp.	3.419%	12/20/2028	100,347	98,835
	Bank of America Corp.	3.970%	3/5/2029	13,448	13,384
	Bank of America Corp.	5.202%	4/25/2029	73,476	75,244
	Bank of America Corp.	2.087%	6/14/2029	17,696	16,803
	Bank of America Corp.	4.271%	7/23/2029	12,525	12,572
	Bank of America Corp.	3.194%	7/23/2030	27,393	26,417
	Bank of America Corp.	5.162%	1/24/2031	32,475	33,526
	Bank of America Corp.	1.898%	7/23/2031	73,268	65,660
[10]	Bank of Cyprus Pcl	5.000%	5/2/2029	13,107	15,880
	Bank of Montreal	3.803%	12/15/2032	3,653	3,590
	Bank of New York Mellon	4.729%	4/20/2029	23,880	24,271
	Bank of New York Mellon Corp.	4.543%	2/1/2029	26,985	27,275
	Bank of New York Mellon Corp.	6.317%	10/25/2029	8,197	8,714
	Bank of New York Mellon Corp.	4.975%	3/14/2030	7,699	7,902
	Bank of Nova Scotia	5.130%	2/14/2031	22,733	23,352
[10]	Banque Federative du Credit Mutuel SA	3.875%	6/16/2032	7,000	8,186
	Barclays plc	2.279%	11/24/2027	9,426	9,234
	Barclays plc	5.674%	3/12/2028	20,607	20,982
	Barclays plc	4.836%	5/9/2028	5,629	5,656
	Barclays plc	5.501%	8/9/2028	23,920	24,404
	Barclays plc	4.837%	9/10/2028	9,461	9,557
	Barclays plc	7.385%	11/2/2028	45,712	48,392
	Barclays plc	5.086%	2/25/2029	35,832	36,436
	Barclays plc	4.972%	5/16/2029	33,221	33,701
	Barclays plc	6.490%	9/13/2029	45,243	47,785
	Barclays plc	4.476%	11/11/2029	28,680	28,730
	Barclays plc	5.690%	3/12/2030	59,351	61,627
	Barclays plc	4.942%	9/10/2030	36,530	37,111
[13]	Barclays plc	3.750%	11/22/2030	4,177	5,484
	Barclays plc	5.367%	2/25/2031	54,074	55,733
[10]	Belfius Bank SA	1.250%	4/6/2034	9,300	10,083
	Blackstone Secured Lending Fund	5.350%	4/13/2028	36,439	36,806
	Blackstone Secured Lending Fund	5.300%	6/30/2030	28,224	28,217
[4]	Block Inc.	5.625%	8/15/2030	7,430	7,542

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Blue Owl Capital Corp.	3.400%	7/15/2026	18,372	18,206
	Blue Owl Capital Corp.	5.950%	3/15/2029	48,379	49,022
[4]	Blue Owl Technology Finance Corp.	6.100%	3/15/2028	18,200	18,335
[4]	BNP Paribas SA	4.792%	5/9/2029	6,065	6,118
[4]	BNP Paribas SA	5.283%	11/19/2030	8,410	8,630
[4]	BNP Paribas SA	5.085%	5/9/2031	13,540	13,773
[13]	BNP Paribas SA	2.000%	5/24/2031	13,000	16,806
[10]	BNP Paribas SA	1.125%	1/15/2032	9,300	10,495
[10]	BNP Paribas SA	0.875%	8/31/2033	8,700	9,394
[10]	BNP Paribas SA	4.159%	8/28/2034	2,500	2,953
[4]	Boost Newco Borrower LLC	7.500%	1/15/2031	815	864
[13]	BPCE SA	5.250%	4/16/2029	12,500	16,479
[13]	BPCE SA	2.500%	11/30/2032	11,300	14,123
[10]	BPCE SA	1.750%	2/2/2034	5,600	6,154
[4,6]	Bread Financial Holdings Inc.	6.750%	5/15/2031	1,455	1,465
	Brown & Brown Inc.	4.700%	6/23/2028	15,545	15,678
	Brown & Brown Inc.	4.500%	3/15/2029	19,095	19,115
	Brown & Brown Inc.	4.900%	6/23/2030	28,643	29,021
	Canadian Imperial Bank of Commerce	5.237%	6/28/2027	11,435	11,654
	Canadian Imperial Bank of Commerce	4.862%	1/13/2028	34,617	34,894
	Canadian Imperial Bank of Commerce	4.243%	9/8/2028	65,072	65,138
	Canadian Imperial Bank of Commerce	4.857%	3/30/2029	23,900	24,262
	Canadian Imperial Bank of Commerce	5.260%	4/8/2029	36,534	37,768
	Canadian Imperial Bank of Commerce	4.631%	9/11/2030	26,283	26,571
	Canadian Imperial Bank of Commerce	5.245%	1/13/2031	18,197	18,787
	Canadian Imperial Bank of Commerce	4.580%	9/8/2031	95,439	95,757
	Capital One Financial Corp.	7.149%	10/29/2027	13,061	13,416
	Capital One Financial Corp.	1.878%	11/2/2027	30,637	29,911
	Capital One Financial Corp.	3.800%	1/31/2028	22,780	22,616
	Capital One Financial Corp.	5.468%	2/1/2029	16,136	16,525
	Capital One Financial Corp.	6.312%	6/8/2029	104,361	109,384
	Capital One Financial Corp.	5.700%	2/1/2030	56,285	58,448
	Capital One Financial Corp.	3.273%	3/1/2030	23,141	22,317
	Capital One Financial Corp.	5.247%	7/26/2030	9,578	9,840
	Capital One Financial Corp.	5.463%	7/26/2030	136,964	141,717
	Capital One Financial Corp.	4.493%	9/11/2031	23,854	23,674
	Capital One NA	5.974%	8/9/2028	13,716	14,206
	Charles Schwab Corp.	5.643%	5/19/2029	61,098	63,384
	Charles Schwab Corp.	6.196%	11/17/2029	58,053	61,469
	Chubb INA Holdings LLC	4.650%	8/15/2029	37,282	38,030
[4]	Citadel Finance LLC	5.900%	2/10/2030	24,678	24,926
[4]	Citadel Securities Global Holdings LLC	5.500%	6/18/2030	18,850	19,299
	Citibank NA	4.876%	11/19/2027	32,747	32,976
	Citibank NA	5.803%	9/29/2028	27,289	28,594
	Citibank NA	4.838%	8/6/2029	39,233	40,157
	Citibank NA	4.914%	5/29/2030	23,873	24,553
	Citigroup Inc.	4.300%	11/20/2026	24,778	24,805
	Citigroup Inc.	4.450%	9/29/2027	31,432	31,527
	Citigroup Inc.	3.887%	1/10/2028	24,015	23,921
	Citigroup Inc.	3.070%	2/24/2028	31,288	30,849
	Citigroup Inc.	3.668%	7/24/2028	32,889	32,603
	Citigroup Inc.	4.125%	7/25/2028	4,462	4,457
	Citigroup Inc.	3.520%	10/27/2028	15,226	15,032
	Citigroup Inc.	4.786%	3/4/2029	22,737	23,031
	Citigroup Inc.	4.075%	4/23/2029	8,145	8,125
	Citigroup Inc.	3.980%	3/20/2030	11,387	11,257
	Citigroup Inc.	4.542%	9/19/2030	93,736	94,280
	Citigroup Inc.	2.976%	11/5/2030	7,737	7,337
	Citigroup Inc.	2.666%	1/29/2031	17,887	16,674
	Citigroup Inc.	4.412%	3/31/2031	28,705	28,667
	Citigroup Inc.	4.952%	5/7/2031	50,246	51,248
	Citigroup Inc.	2.572%	6/3/2031	33,515	30,901
	Citigroup Inc.	4.503%	9/11/2031	73,209	73,301
	Citizens Financial Group Inc.	5.253%	3/5/2031	19,258	19,673
[13]	Close Brothers Finance plc	2.750%	10/19/2026	10,445	13,453
[13]	Close Brothers Finance plc	1.625%	12/3/2030	5,037	5,572
[13]	Close Brothers Group plc	7.750%	6/14/2028	7,193	9,956
	CNO Financial Group Inc.	5.250%	5/30/2029	14,962	15,203
	Comerica Inc.	5.982%	1/30/2030	18,206	18,938
[7,11]	Commonwealth Bank of Australia, 3M Australian Bank Bill Rate + 1.320%	4.893%	8/20/2031	20,600	13,545

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7,11]	Commonwealth Bank of Australia, 3M Australian Bank Bill Rate + 2.050%	5.553%	10/25/2033	9,120	6,131
	Corebridge Financial Inc.	3.650%	4/5/2027	80,040	79,375
	Corebridge Financial Inc.	3.850%	4/5/2029	15,521	15,295
[10]	Credit Agricole Assurances SA	2.625%	1/29/2048	16,400	18,682
[4]	Credit Agricole SA	4.631%	9/11/2028	16,497	16,588
[10]	Credit Agricole SA	5.500%	8/28/2033	9,600	11,759
[10]	Credit Mutuel Arkea SA	4.810%	5/15/2035	6,000	7,248
[4]	Danske Bank A/S	5.427%	3/1/2028	41,042	41,708
[4]	Danske Bank A/S	5.705%	3/1/2030	59,594	61,957
[4]	Danske Bank A/S	5.019%	3/4/2031	3,296	3,359
[10]	Danske Bank A/S	1.000%	5/15/2031	4,272	4,901
	Deutsche Bank AG	2.311%	11/16/2027	41,969	41,113
	Deutsche Bank AG	2.552%	1/7/2028	3,765	3,687
	Deutsche Bank AG	5.706%	2/8/2028	29,634	30,124
	Deutsche Bank AG	5.373%	1/10/2029	27,298	27,847
	Deutsche Bank AG	6.720%	1/18/2029	49,801	52,197
	Deutsche Bank AG	6.819%	11/20/2029	61,475	65,610
	Deutsche Bank AG	4.999%	9/11/2030	35,642	36,122
	Deutsche Bank AG	5.297%	5/9/2031	36,004	36,840
	Deutsche Bank AG	4.950%	8/4/2031	62,332	62,917
[10]	Deutsche Bank AG	4.000%	6/24/2032	16,800	19,633
[4]	DNB Bank ASA	4.853%	11/5/2030	27,327	27,864
[4,6]	DNB Bank ASA	4.384%	11/4/2031	37,915	37,725
[9,14]	DPS Lehman Brothers Holdings	0.000%	8/19/2065	9,410	1
	Eaton Vance Corp.	3.500%	4/6/2027	132	131
[10]	ELM BV for Helvetia Schweizerische Versicherungsgesellschaft AG	3.375%	9/29/2047	5,127	5,930
	Equifax Inc.	4.800%	9/15/2029	8,122	8,242
	Equifax Inc.	3.100%	5/15/2030	16,004	15,107
	Equitable Holdings Inc.	4.350%	4/20/2028	4,550	4,561
[4]	F&G Global Funding	1.750%	6/30/2026	17,702	17,386
[4]	Fair Isaac Corp.	5.250%	5/15/2026	2,828	2,836
[4]	Fair Isaac Corp.	4.000%	6/15/2028	2,280	2,229
	Fidelity National Financial Inc.	4.500%	8/15/2028	480	482
	Fifth Third Bancorp	2.550%	5/5/2027	9,564	9,344
	Fifth Third Bancorp	1.707%	11/1/2027	59,847	58,311
	Fifth Third Bancorp	3.950%	3/14/2028	36,114	35,919
	Fifth Third Bancorp	6.361%	10/27/2028	72,951	75,845
	Fifth Third Bancorp	6.339%	7/27/2029	117,020	123,003
	Fifth Third Bancorp	4.772%	7/28/2030	25,240	25,480
	Fifth Third Bancorp	4.895%	9/6/2030	34,503	34,967
	Fiserv Inc.	5.150%	3/15/2027	45,684	46,051
	Fiserv Inc.	5.450%	3/2/2028	36,111	36,816
	Fiserv Inc.	5.375%	8/21/2028	27,403	27,976
	Fiserv Inc.	3.500%	7/1/2029	46,063	44,329
	Fiserv Inc.	4.750%	3/15/2030	47,766	47,753
	Fiserv Inc.	2.650%	6/1/2030	9,500	8,710
	Fiserv Inc.	4.550%	2/15/2031	22,306	22,142
	GATX Corp.	3.250%	9/15/2026	16,049	15,918
	GATX Corp.	5.400%	3/15/2027	20,104	20,399
	GATX Corp.	3.850%	3/30/2027	9,113	9,063
	GATX Corp.	4.550%	11/7/2028	1,485	1,494
	GATX Corp.	4.700%	4/1/2029	3,480	3,524
[4]	GGAM Finance Ltd.	8.000%	2/15/2027	2,089	2,139
[4]	GGAM Finance Ltd.	8.000%	6/15/2028	1,377	1,462
[4]	Global Atlantic Fin Co.	4.400%	10/15/2029	9,782	9,615
[4]	Global Atlantic Fin Co.	3.125%	6/15/2031	28,159	25,351
	Global Payments Inc.	2.150%	1/15/2027	75,107	73,180
	Goldman Sachs Group Inc.	2.640%	2/24/2028	57,976	56,830
	Goldman Sachs Group Inc.	3.615%	3/15/2028	31,116	30,886
	Goldman Sachs Group Inc.	3.691%	6/5/2028	24,069	23,896
	Goldman Sachs Group Inc.	4.482%	8/23/2028	33,126	33,300
	Goldman Sachs Group Inc.	4.153%	10/21/2029	140,505	140,031
	Goldman Sachs Group Inc.	6.484%	10/24/2029	36,448	38,722
	Goldman Sachs Group Inc.	5.727%	4/25/2030	42,489	44,404
	Goldman Sachs Group Inc.	5.049%	7/23/2030	37,902	38,803
	Goldman Sachs Group Inc.	4.692%	10/23/2030	33,582	33,989
	Goldman Sachs Group Inc.	5.207%	1/28/2031	77,347	79,799
	Goldman Sachs Group Inc.	5.218%	4/23/2031	26,381	27,236
	Goldman Sachs Group Inc.	4.369%	10/21/2031	110,925	110,529
	Golub Capital BDC Inc.	7.050%	12/5/2028	16,889	17,717

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Golub Capital BDC Inc.	6.000%	7/15/2029	11,449	11,626
	Golub Capital Private Credit Fund	5.875%	5/1/2030	27,430	27,880
[10]	Grenke Finance plc	5.250%	4/8/2030	1,000	1,210
	Horace Mann Educators Corp.	7.250%	9/15/2028	3,646	3,908
[4]	Howden UK Refinance plc / Howden UK Refinance 2 plc / Howden US Refinance LLC	7.250%	2/15/2031	3,515	3,621
	HPS Corporate Lending Fund	5.450%	1/14/2028	70,260	70,782
[4]	HPS Corporate Lending Fund	4.900%	9/11/2028	9,732	9,654
	HPS Corporate Lending Fund	6.750%	1/30/2029	14,735	15,329
	HPS Corporate Lending Fund	6.250%	9/30/2029	7,235	7,444
[4]	HPS Corporate Lending Fund	5.850%	6/5/2030	56,844	57,431
	HSBC Holdings plc	4.041%	3/13/2028	30,810	30,714
	HSBC Holdings plc	5.597%	5/17/2028	47,999	48,928
	HSBC Holdings plc	4.755%	6/9/2028	42,586	42,921
	HSBC Holdings plc	5.210%	8/11/2028	13,574	13,792
	HSBC Holdings plc	2.013%	9/22/2028	16,592	15,936
	HSBC Holdings plc	7.390%	11/3/2028	57,401	60,762
	HSBC Holdings plc	5.130%	11/19/2028	39,903	40,566
	HSBC Holdings plc	4.899%	3/3/2029	45,545	46,160
	HSBC Holdings plc	6.161%	3/9/2029	38,927	40,530
	HSBC Holdings plc	4.583%	6/19/2029	2,912	2,929
	HSBC Holdings plc	2.206%	8/17/2029	41,109	38,843
	HSBC Holdings plc	5.546%	3/4/2030	36,539	37,862
	HSBC Holdings plc	3.973%	5/22/2030	104,165	102,639
	HSBC Holdings plc	5.286%	11/19/2030	55,754	57,499
	HSBC Holdings plc	5.130%	3/3/2031	36,382	37,231
	HSBC Holdings plc	5.240%	5/13/2031	81,725	84,088
	HSBC Holdings plc	4.619%	11/6/2031	28,728	28,761
	HSBC USA Inc.	4.650%	6/3/2028	10,579	10,718
	Huntington Bancshares Inc.	4.443%	8/4/2028	20,991	21,058
	Huntington Bancshares Inc.	6.208%	8/21/2029	91,935	96,489
	Huntington National Bank	4.871%	4/12/2028	51,514	51,966
	Huntington National Bank	4.552%	5/17/2028	5,848	5,875
	Huntington National Bank	5.650%	1/10/2030	30,982	32,369
	ING Groep NV	4.550%	10/2/2028	13,692	13,843
[10]	ING Groep NV	4.375%	8/15/2034	6,000	7,158
	Intercontinental Exchange Inc.	4.000%	9/15/2027	39,631	39,685
	Intercontinental Exchange Inc.	3.625%	9/1/2028	80,958	80,090
	Jefferies Financial Group Inc.	5.875%	7/21/2028	18,282	18,900
	Jefferies Financial Group Inc.	4.150%	1/23/2030	9,500	9,291
	JPMorgan Chase & Co.	5.040%	1/23/2028	25,476	25,741
	JPMorgan Chase & Co.	3.782%	2/1/2028	49,387	49,173
	JPMorgan Chase & Co.	2.947%	2/24/2028	4,702	4,632
	JPMorgan Chase & Co.	5.571%	4/22/2028	35,295	36,020
	JPMorgan Chase & Co.	4.323%	4/26/2028	78,596	78,844
	JPMorgan Chase & Co.	3.540%	5/1/2028	15,652	15,517
	JPMorgan Chase & Co.	2.182%	6/1/2028	50,660	49,182
	JPMorgan Chase & Co.	4.979%	7/22/2028	38,059	38,606
	JPMorgan Chase & Co.	4.851%	7/25/2028	4,571	4,627
	JPMorgan Chase & Co.	4.505%	10/22/2028	33,116	33,361
	JPMorgan Chase & Co.	4.005%	4/23/2029	46,401	46,265
	JPMorgan Chase & Co.	2.069%	6/1/2029	17,810	16,931
	JPMorgan Chase & Co.	4.203%	7/23/2029	33,810	33,852
	JPMorgan Chase & Co.	5.299%	7/24/2029	18,272	18,811
	JPMorgan Chase & Co.	6.087%	10/23/2029	22,866	24,106
	JPMorgan Chase & Co.	5.012%	1/23/2030	33,639	34,453
	JPMorgan Chase & Co.	5.581%	4/22/2030	63,955	66,748
	JPMorgan Chase & Co.	3.702%	5/6/2030	27,407	26,946
	JPMorgan Chase & Co.	4.565%	6/14/2030	18,218	18,409
	JPMorgan Chase & Co.	4.995%	7/22/2030	111,228	114,067
	JPMorgan Chase & Co.	4.603%	10/22/2030	40,880	41,416
	JPMorgan Chase & Co.	5.140%	1/24/2031	84,277	87,092
	JPMorgan Chase & Co.	4.493%	3/24/2031	19,130	19,313
	JPMorgan Chase & Co.	5.103%	4/22/2031	26,381	27,247
	JPMorgan Chase & Co.	4.255%	10/22/2031	47,675	47,512
	KeyCorp	2.550%	10/1/2029	12,053	11,300
	Lloyds Banking Group plc	3.750%	3/18/2028	9,208	9,151
	Lloyds Banking Group plc	3.574%	11/7/2028	11,743	11,596
	Lloyds Banking Group plc	4.818%	6/13/2029	23,869	24,211
[7,11]	Lloyds Banking Group plc, 3M Australian Bank Bill Rate + 2.000%	5.558%	3/17/2029	18,860	12,588
	LPL Holdings Inc.	5.700%	5/20/2027	13,702	13,966

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	LPL Holdings Inc.	5.200%	3/15/2030	33,316	34,029
[4]	Lseg US Fin Corp.	4.875%	3/28/2027	18,140	18,320
	M&T Bank Corp.	4.553%	8/16/2028	94,851	95,195
	M&T Bank Corp.	7.413%	10/30/2029	97,224	105,295
	M&T Bank Corp.	5.179%	7/8/2031	30,823	31,466
	M&T Bank Corp.	5.400%	7/30/2035	32,531	32,751
[11]	Macquarie Bank Ltd.	6.082%	6/7/2032	6,560	4,389
[7,11]	Macquarie Bank Ltd., 3M Australian Bank Bill Rate + 1.550%	5.108%	6/17/2031	5,210	3,424
[7,11]	Macquarie Bank Ltd., 3M Australian Bank Bill Rate + 1.850%	5.423%	2/20/2035	8,000	5,344
[7,11]	Macquarie Bank Ltd., 3M Australian Bank Bill Rate + 2.700%	6.275%	6/7/2032	840	565
	Manufacturers & Traders Trust Co.	3.400%	8/17/2027	11,323	11,152
	Manufacturers & Traders Trust Co.	4.700%	1/27/2028	93,609	94,718
	Manufacturers & Traders Trust Co.	4.762%	7/6/2028	48,910	49,320
	Marsh & McLennan Cos. Inc.	4.650%	3/15/2030	91,081	92,629
	Mitsubishi UFJ Financial Group Inc.	1.640%	10/13/2027	25,381	24,777
	Mitsubishi UFJ Financial Group Inc.	2.341%	1/19/2028	44,364	43,387
	Mitsubishi UFJ Financial Group Inc.	5.017%	7/20/2028	17,655	17,906
	Mitsubishi UFJ Financial Group Inc.	5.354%	9/13/2028	3,840	3,923
	Mitsubishi UFJ Financial Group Inc.	5.422%	2/22/2029	33,904	34,846
	Mitsubishi UFJ Financial Group Inc.	5.242%	4/19/2029	25,466	26,092
	Mitsubishi UFJ Financial Group Inc.	5.258%	4/17/2030	19,971	20,614
	Mitsubishi UFJ Financial Group Inc.	5.197%	1/16/2031	47,534	49,052
	Mitsubishi UFJ Financial Group Inc.	5.159%	4/24/2031	5,465	5,636
	Mitsubishi UFJ Financial Group Inc.	4.527%	9/12/2031	71,578	71,868
	Mizuho Financial Group Inc.	5.667%	5/27/2029	17,918	18,569
	Morgan Stanley	3.950%	4/23/2027	17,157	17,114
	Morgan Stanley	2.475%	1/21/2028	70,940	69,507
	Morgan Stanley	5.652%	4/13/2028	26,202	26,740
	Morgan Stanley	4.210%	4/20/2028	27,622	27,653
[7]	Morgan Stanley	3.591%	7/22/2028	38,296	37,899
	Morgan Stanley	6.296%	10/18/2028	76,066	79,106
	Morgan Stanley	3.772%	1/24/2029	24,678	24,456
	Morgan Stanley	5.123%	2/1/2029	45,275	46,192
	Morgan Stanley	5.164%	4/20/2029	116,044	118,585
	Morgan Stanley	5.449%	7/20/2029	28,281	29,168
	Morgan Stanley	4.133%	10/18/2029	52,445	52,317
	Morgan Stanley	6.407%	11/1/2029	22,838	24,209
	Morgan Stanley	5.173%	1/16/2030	24,394	25,043
	Morgan Stanley	5.656%	4/18/2030	63,955	66,715
	Morgan Stanley	5.042%	7/19/2030	145,920	149,526
	Morgan Stanley	4.654%	10/18/2030	63,822	64,605
	Morgan Stanley	5.230%	1/15/2031	87,496	90,328
	Morgan Stanley	2.699%	1/22/2031	9,594	8,978
	Morgan Stanley	5.192%	4/17/2031	61,423	63,323
	Morgan Stanley	4.356%	10/22/2031	31,490	31,419
	Morgan Stanley Bank NA	4.447%	10/15/2027	13,664	13,698
	Morgan Stanley Bank NA	4.952%	1/14/2028	6,697	6,756
	Morgan Stanley Bank NA	5.504%	5/26/2028	27,109	27,656
	Morgan Stanley Bank NA	4.968%	7/14/2028	74,051	75,057
	Morgan Stanley Bank NA	5.016%	1/12/2029	87,230	88,718
	Morgan Stanley Private Bank NA	4.466%	7/6/2028	56,100	56,376
	Morgan Stanley Private Bank NA	4.734%	7/18/2031	91,220	92,628
	Nasdaq Inc.	5.350%	6/28/2028	37,867	39,050
	National Bank of Canada	5.600%	12/18/2028	18,282	19,058
	National Bank of Canada	4.500%	10/10/2029	18,216	18,389
[4]	National Securities Clearing Corp.	4.900%	6/26/2029	49,984	51,395
	NatWest Group plc	3.073%	5/22/2028	10,295	10,124
	NatWest Group plc	5.516%	9/30/2028	9,208	9,428
	NatWest Group plc	4.892%	5/18/2029	10,006	10,158
	NatWest Group plc	5.076%	1/27/2030	19,155	19,578
	NatWest Group plc	4.445%	5/8/2030	5,482	5,492
	NatWest Group plc	4.964%	8/15/2030	54,169	55,190
	NatWest Group plc	5.115%	5/23/2031	12,304	12,635
[13]	NatWest Group plc	2.105%	11/28/2031	19,685	25,294
[10]	NIBC Bank NV	4.500%	6/12/2035	1,900	2,264
	NMI Holdings Inc.	6.000%	8/15/2029	9,136	9,457
	Nomura Holdings Inc.	5.594%	7/2/2027	43,355	44,273
	Nomura Holdings Inc.	5.386%	7/6/2027	15,567	15,844
	Nomura Holdings Inc.	5.842%	1/18/2028	15,482	15,985
	Nomura Holdings Inc.	6.070%	7/12/2028	20,050	20,950

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Nomura Holdings Inc.	3.103%	1/16/2030	13,602	12,873
	Nomura Holdings Inc.	4.904%	7/1/2030	23,860	24,185
	Nomura Holdings Inc.	2.679%	7/16/2030	27,122	24,955
	Northern Trust Corp.	3.375%	5/8/2032	24,603	24,174
[4]	Nuveen LLC	5.550%	1/15/2030	13,707	14,292
	OneMain Finance Corp.	3.875%	9/15/2028	1,264	1,220
	OneMain Finance Corp.	6.625%	5/15/2029	3,679	3,787
[4]	Panther Escrow Issuer LLC	7.125%	6/1/2031	668	690
[4]	Penske Truck Leasing Co. LP / PTL Finance Corp.	5.350%	1/12/2027	12,672	12,816
[4]	Penske Truck Leasing Co. LP / PTL Finance Corp.	4.400%	7/1/2027	8,418	8,438
[4]	Penske Truck Leasing Co. LP / PTL Finance Corp.	5.875%	11/15/2027	1,860	1,914
[4]	Penske Truck Leasing Co. LP / PTL Finance Corp.	6.050%	8/1/2028	22,700	23,690
[4]	Penske Truck Leasing Co. LP / PTL Finance Corp.	5.250%	2/1/2030	22,988	23,702
[4]	Phoenix Aviation Capital Ltd.	9.250%	7/15/2030	5,025	5,295
[13]	Phoenix Group Holdings plc	5.867%	6/13/2029	1,256	1,694
	PNC Bank NA	4.429%	7/21/2028	40,220	40,420
	PNC Bank NA	2.700%	10/22/2029	25,571	24,042
	PNC Financial Services Group Inc.	6.615%	10/20/2027	27,295	27,911
	PNC Financial Services Group Inc.	5.582%	6/12/2029	99,696	103,168
	PNC Financial Services Group Inc.	5.492%	5/14/2030	130,682	135,803
	PNC Financial Services Group Inc.	5.222%	1/29/2031	47,601	49,197
	PNC Financial Services Group Inc.	4.899%	5/13/2031	84,455	86,136
	Principal Financial Group Inc.	3.700%	5/15/2029	7,097	6,968
	Principal Financial Group Inc.	2.125%	6/15/2030	4,550	4,125
	Progressive Corp.	3.200%	3/26/2030	8,768	8,440
[10]	Raiffeisen Bank International AG	2.875%	6/18/2032	16,500	18,922
[10]	Raiffeisen Bank International AG	1.375%	6/17/2033	8,300	9,119
	Regions Financial Corp.	5.722%	6/6/2030	147,608	153,271
	Reinsurance Group of America Inc.	3.150%	6/15/2030	2,665	2,520
	RenaissanceRe Finance Inc.	3.450%	7/1/2027	14,780	14,584
[4]	Rocket Cos. Inc.	6.125%	8/1/2030	5,735	5,919
[4]	Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc.	2.875%	10/15/2026	3,874	3,804
	Royal Bank of Canada	6.000%	11/1/2027	45,845	47,607
	Royal Bank of Canada	4.900%	1/12/2028	24,451	24,934
	Royal Bank of Canada	4.522%	10/18/2028	86,121	86,875
	Royal Bank of Canada	4.965%	1/24/2029	21,196	21,555
	Royal Bank of Canada	4.969%	8/2/2030	104,228	106,631
	Royal Bank of Canada	4.650%	10/18/2030	32,686	33,098
	Royal Bank of Canada	5.153%	2/4/2031	124,064	127,734
	Royal Bank of Canada	4.970%	5/2/2031	86,553	88,680
[6]	Royal Bank of Canada	4.305%	11/3/2031	29,120	28,965
[4]	Ryan Specialty LLC	5.875%	8/1/2032	807	821
	Santander UK Group Holdings plc	4.320%	9/22/2029	33,719	33,625
[4]	Shift4 Payments LLC / Shift4 Payments Finance Sub Inc.	6.750%	8/15/2032	240	248
	Sixth Street Lending Partners	6.500%	3/11/2029	37,099	38,429
	Sixth Street Lending Partners	5.750%	1/15/2030	19,090	19,342
[4]	Sixth Street Lending Partners	6.125%	7/15/2030	20,226	20,766
	Sixth Street Specialty Lending Inc.	2.500%	8/1/2026	9,208	9,062
	Sixth Street Specialty Lending Inc.	6.125%	3/1/2029	13,655	14,014
[10]	Skandinaviska Enskilda Banken AB	5.000%	8/17/2033	8,838	10,735
[10]	Societe Generale SA	3.750%	5/17/2035	2,000	2,306
[4]	Starwood Property Trust Inc.	7.250%	4/1/2029	230	242
[4]	Starwood Property Trust Inc.	6.000%	4/15/2030	1,480	1,512
[4]	Starwood Property Trust Inc.	6.500%	10/15/2030	1,610	1,676
	State Street Bank & Trust Co.	4.782%	11/23/2029	45,569	46,838
	State Street Corp.	4.543%	4/24/2028	9,505	9,574
	State Street Corp.	4.834%	4/24/2030	12,135	12,462
	State Street Corp.	3.031%	11/1/2034	34,584	32,515
	Sumitomo Mitsui Financial Group Inc.	2.174%	1/14/2027	18,415	18,014
	Sumitomo Mitsui Financial Group Inc.	5.520%	1/13/2028	31,504	32,483
	Sumitomo Mitsui Financial Group Inc.	3.544%	1/17/2028	7,287	7,208
	Sumitomo Mitsui Financial Group Inc.	5.800%	7/13/2028	13,745	14,348
	Sumitomo Mitsui Financial Group Inc.	1.902%	9/17/2028	12,027	11,315
	Sumitomo Mitsui Financial Group Inc.	5.316%	7/9/2029	30,706	31,795
	Sumitomo Mitsui Financial Group Inc.	5.240%	4/15/2030	17,940	18,592
	Sumitomo Mitsui Financial Group Inc.	2.130%	7/8/2030	14,713	13,342
	Sumitomo Mitsui Financial Group Inc.	5.852%	7/13/2030	14,340	15,254
	Sumitomo Mitsui Financial Group Inc.	4.660%	7/8/2031	28,625	28,950
[10]	Swedbank AB	3.625%	8/23/2032	7,784	9,103
	Synovus Bank	5.625%	2/15/2028	20,203	20,611

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Synovus Financial Corp.	6.168%	11/1/2030	63,987	66,130
[10]	Talanx AG	2.250%	12/5/2047	14,300	16,242
	Toronto-Dominion Bank	4.568%	12/17/2026	18,216	18,316
	Toronto-Dominion Bank	5.156%	1/10/2028	35,253	36,029
	Toronto-Dominion Bank	4.861%	1/31/2028	96,271	97,874
	Toronto-Dominion Bank	5.523%	7/17/2028	18,984	19,660
	Toronto-Dominion Bank	4.783%	12/17/2029	64,296	65,681
	Toronto-Dominion Bank	4.808%	6/3/2030	23,834	24,305
	Toronto-Dominion Bank	3.625%	9/15/2031	10,441	10,366
[10]	Triodos Bank NV	4.875%	9/12/2029	17,800	21,411
	Truist Bank	4.420%	7/24/2028	70,370	70,630
	Truist Financial Corp.	4.873%	1/26/2029	45,562	46,160
	Truist Financial Corp.	7.161%	10/30/2029	33,512	36,233
	Truist Financial Corp.	5.435%	1/24/2030	12,119	12,522
	Truist Financial Corp.	5.071%	5/20/2031	68,715	70,296
	UBS AG	5.000%	7/9/2027	54,897	55,905
	UBS AG	4.864%	1/10/2028	12,413	12,512
	UBS AG	7.500%	2/15/2028	31,162	33,595
	UBS AG	5.650%	9/11/2028	80,498	83,990
[4]	UBS Group AG	4.282%	1/9/2028	49,651	49,686
[4]	UBS Group AG	4.253%	3/23/2028	14,020	14,013
[4]	UBS Group AG	3.869%	1/12/2029	23,237	23,076
[4]	UBS Group AG	4.151%	12/23/2029	91,440	91,238
[4]	UBS Group AG	5.428%	2/8/2030	132,037	136,372
[4]	UBS Group AG	3.126%	8/13/2030	9,492	9,081
[4]	UBS Group AG	5.617%	9/13/2030	75,487	78,909
[4]	UBS Group AG	4.398%	9/23/2031	48,465	48,287
[10]	UniCredit SpA	5.375%	4/16/2034	4,700	5,770
[4]	United Wholesale Mortgage LLC	5.500%	11/15/2025	6,476	6,476
	US Bancorp	4.548%	7/22/2028	34,208	34,432
	US Bancorp	4.653%	2/1/2029	36,997	37,364
	US Bancorp	5.775%	6/12/2029	52,371	54,395
	US Bancorp	5.384%	1/23/2030	22,211	22,947
	US Bancorp	5.100%	7/23/2030	29,542	30,350
	US Bancorp	5.046%	2/12/2031	102,470	105,021
	US Bancorp	5.083%	5/15/2031	57,288	58,842
	US Bank NA	4.507%	10/22/2027	50,721	50,891
[4]	UWM Holdings LLC	6.625%	2/1/2030	703	717
	Verisk Analytics Inc.	4.125%	3/15/2029	8,518	8,499
	Verisk Analytics Inc.	4.500%	8/15/2030	38,034	38,171
[10]	Volksbank Wien AG	5.750%	6/21/2034	800	958
[14]	Washington Mutual Bank / Debt not acquired by JPMorgan	6.875%	6/15/2011	21,983	56
	Wells Fargo & Co.	4.300%	7/22/2027	24,313	24,377
	Wells Fargo & Co.	4.900%	1/24/2028	17,759	17,914
	Wells Fargo & Co.	3.526%	3/24/2028	33,988	33,700
	Wells Fargo & Co.	5.707%	4/22/2028	27,403	27,999
	Wells Fargo & Co.	3.584%	5/22/2028	89,503	88,736
	Wells Fargo & Co.	2.393%	6/2/2028	61,461	59,817
	Wells Fargo & Co.	4.808%	7/25/2028	58,544	59,204
	Wells Fargo & Co.	5.574%	7/25/2029	80,593	83,436
	Wells Fargo & Co.	4.078%	9/15/2029	23,854	23,791
	Wells Fargo & Co.	6.303%	10/23/2029	18,272	19,324
	Wells Fargo & Co.	5.198%	1/23/2030	36,401	37,450
	Wells Fargo & Co.	2.879%	10/30/2030	13,669	12,967
	Wells Fargo & Co.	5.244%	1/24/2031	69,991	72,389
	Wells Fargo & Co.	4.478%	4/4/2031	47,750	48,044
	Wells Fargo & Co.	5.150%	4/23/2031	26,461	27,291
	Westpac Banking Corp.	4.322%	11/23/2031	26,499	26,437
[7,11]	Westpac Banking Corp., 3M Australian Bank Bill Rate + 1.230%	4.888%	11/11/2027	32,200	21,358
[7,11]	Westpac Banking Corp., 3M Australian Bank Bill Rate + 1.670%	5.257%	7/10/2034	8,600	5,731
[7,11]	Westpac Banking Corp., 3M Australian Bank Bill Rate + 1.880%	5.465%	4/3/2034	6,700	4,490
	Willis North America Inc.	4.650%	6/15/2027	18,415	18,534
	Willis North America Inc.	4.500%	9/15/2028	11,875	11,949
	Willis North America Inc.	2.950%	9/15/2029	11,613	11,023
					16,458,117
Health Care (7.4%)
[4]	1261229 BC Ltd.	10.000%	4/15/2032	2,490	2,605
	AbbVie Inc.	4.800%	3/15/2029	332,157	339,839
	AbbVie Inc.	3.200%	11/21/2029	124,197	119,869

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Agilent Technologies Inc.	4.200%	9/9/2027	43,809	43,876
[4]	Alcon Finance Corp.	2.750%	9/23/2026	18,367	18,156
	Amgen Inc.	3.200%	11/2/2027	9,791	9,635
	Amgen Inc.	5.150%	3/2/2028	153,192	156,605
	Amgen Inc.	1.650%	8/15/2028	17,774	16,651
	Amgen Inc.	2.450%	2/21/2030	26,760	24,850
	Amgen Inc.	5.250%	3/2/2030	46,490	48,236
	Astrazeneca Finance LLC	4.850%	2/26/2029	68,516	70,253
	Baxter International Inc.	1.915%	2/1/2027	172,955	168,054
	Baxter International Inc.	2.272%	12/1/2028	62,554	58,710
	Baxter International Inc.	3.950%	4/1/2030	49,863	48,604
[10]	Bayer AG	6.625%	9/25/2083	1,500	1,850
	Becton Dickinson & Co.	3.700%	6/6/2027	73,670	73,180
	Becton Dickinson & Co.	4.693%	2/13/2028	19,648	19,863
	Becton Dickinson & Co.	4.874%	2/8/2029	37,227	37,910
	Becton Dickinson & Co.	5.081%	6/7/2029	22,833	23,432
	Becton Dickinson & Co.	2.823%	5/20/2030	19,302	18,118
	Bristol-Myers Squibb Co.	4.900%	2/22/2029	14,747	15,133
	Cardinal Health Inc.	3.410%	6/15/2027	932	923
	Cardinal Health Inc.	5.125%	2/15/2029	36,543	37,556
	Cardinal Health Inc.	5.000%	11/15/2029	45,541	46,750
	Cencora Inc.	3.450%	12/15/2027	35,499	35,042
	Cencora Inc.	4.625%	12/15/2027	16,450	16,634
	Cencora Inc.	4.850%	12/15/2029	17,418	17,796
	Cencora Inc.	2.800%	5/15/2030	5,450	5,120
	Centene Corp.	2.450%	7/15/2028	7,428	6,920
	Centene Corp.	4.625%	12/15/2029	77,502	75,190
	Centene Corp.	3.375%	2/15/2030	36,493	33,596
[4]	Charles River Laboratories International Inc.	3.750%	3/15/2029	3,565	3,419
[4]	CHS / Community Health Systems Inc.	10.875%	1/15/2032	1,412	1,521
	Cigna Group	3.400%	3/1/2027	34,377	34,075
	Cigna Group	4.375%	10/15/2028	37,176	37,400
	Cigna Group	4.500%	9/15/2030	37,064	37,212
	CommonSpirit Health	4.352%	9/1/2030	18,085	18,035
	CVS Health Corp.	2.875%	6/1/2026	97,192	96,316
	CVS Health Corp.	3.000%	8/15/2026	39,836	39,471
	CVS Health Corp.	3.625%	4/1/2027	94,120	93,337
	CVS Health Corp.	1.300%	8/21/2027	63,018	59,863
	CVS Health Corp.	4.300%	3/25/2028	80,438	80,559
	CVS Health Corp.	5.000%	1/30/2029	36,164	36,908
	CVS Health Corp.	5.400%	6/1/2029	35,607	36,823
	CVS Health Corp.	3.250%	8/15/2029	54,666	52,555
	CVS Health Corp.	5.125%	2/21/2030	24,947	25,615
	CVS Health Corp.	1.750%	8/21/2030	31,875	28,093
[4]	DaVita Inc.	4.625%	6/1/2030	1,287	1,242
	Elevance Health Inc.	4.101%	3/1/2028	27,072	27,042
	Elevance Health Inc.	5.150%	6/15/2029	21,908	22,558
	Elevance Health Inc.	2.875%	9/15/2029	6,862	6,530
	Elevance Health Inc.	4.750%	2/15/2030	36,162	36,828
	Elevance Health Inc.	2.250%	5/15/2030	23,965	21,907
[4]	Endo Finance Holdings Inc.	8.500%	4/15/2031	343	364
	GE HealthCare Technologies Inc.	5.650%	11/15/2027	110,125	113,338
	GE HealthCare Technologies Inc.	4.800%	8/14/2029	14,157	14,444
	GE HealthCare Technologies Inc.	5.857%	3/15/2030	60,164	63,708
	GE HealthCare Technologies Inc.	4.800%	1/15/2031	48,079	48,942
	Gilead Sciences Inc.	4.800%	11/15/2029	10,115	10,387
	HCA Inc.	4.500%	2/15/2027	54,660	54,735
	HCA Inc.	5.000%	3/1/2028	14,062	14,318
	HCA Inc.	5.625%	9/1/2028	5,551	5,724
	HCA Inc.	5.875%	2/1/2029	15,812	16,460
	HCA Inc.	3.375%	3/15/2029	4,655	4,527
	HCA Inc.	5.250%	3/1/2030	20,114	20,764
	HCA Inc.	3.500%	9/1/2030	91,415	87,750
	HCA Inc.	4.300%	11/15/2030	33,250	33,087
[4]	Highmark Inc.	1.450%	5/10/2026	33,242	32,720
	Humana Inc.	5.750%	3/1/2028	24,879	25,657
	Illumina Inc.	4.650%	9/9/2026	17,522	17,578
	Laboratory Corp. of America Holdings	2.950%	12/1/2029	18,605	17,683
	McKesson Corp.	3.950%	2/16/2028	977	974
	McKesson Corp.	4.650%	5/30/2030	71,570	72,731

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Medline Borrower LP	5.250%	10/1/2029	6,546	6,519
[4]	Medline Borrower LP / Medline Co-Issuer Inc.	6.250%	4/1/2029	551	567
[4]	Organon & Co. / Organon Foreign Debt Co-Issuer BV	4.125%	4/30/2028	1,965	1,868
	Pfizer Investment Enterprises Pte Ltd.	4.450%	5/19/2028	280,820	283,790
	Providence St. Joseph Health Obligated Group	2.746%	10/1/2026	12,238	12,087
	Providence St. Joseph Health Obligated Group	2.532%	10/1/2029	11,527	10,826
	Quest Diagnostics Inc.	4.600%	12/15/2027	18,253	18,458
	Quest Diagnostics Inc.	4.200%	6/30/2029	9,612	9,631
	Quest Diagnostics Inc.	4.625%	12/15/2029	19,608	19,923
	Quest Diagnostics Inc.	2.950%	6/30/2030	7,471	7,042
	Revvity Inc.	3.300%	9/15/2029	13,664	13,100
[4]	Roche Holdings Inc.	4.790%	3/8/2029	83,255	85,089
	Royalty Pharma plc	1.750%	9/2/2027	25,604	24,532
[4]	Star Parent Inc.	9.000%	10/1/2030	1,050	1,121
	Stryker Corp.	4.250%	9/11/2029	21,784	21,890
	Stryker Corp.	4.850%	2/10/2030	18,192	18,661
	Stryker Corp.	1.950%	6/15/2030	7,500	6,787
	Takeda Pharmaceutical Co. Ltd.	5.000%	11/26/2028	7,257	7,414
	Takeda Pharmaceutical Co. Ltd.	2.050%	3/31/2030	28,313	25,795
	Tenet Healthcare Corp.	4.250%	6/1/2029	1,125	1,099
	Teva Pharmaceutical Finance Netherlands III BV	3.150%	10/1/2026	5,372	5,286
	Teva Pharmaceutical Finance Netherlands III BV	4.750%	5/9/2027	473	473
	Teva Pharmaceutical Finance Netherlands III BV	5.125%	5/9/2029	240	242
	Teva Pharmaceutical Finance Netherlands IV BV	5.750%	12/1/2030	3,435	3,547
	UnitedHealth Group Inc.	4.400%	6/15/2028	12,050	12,168
	UnitedHealth Group Inc.	3.875%	12/15/2028	4,965	4,942
	UnitedHealth Group Inc.	4.250%	1/15/2029	17,771	17,862
	UnitedHealth Group Inc.	4.000%	5/15/2029	28,605	28,536
	UnitedHealth Group Inc.	4.800%	1/15/2030	9,705	9,928
	UnitedHealth Group Inc.	2.000%	5/15/2030	22,670	20,613
	UnitedHealth Group Inc.	4.650%	1/15/2031	24,290	24,656
	Utah Acquisition Sub Inc.	3.950%	6/15/2026	48,077	47,855
	Zimmer Biomet Holdings Inc.	4.700%	2/19/2027	61,695	62,095
	Zimmer Biomet Holdings Inc.	5.350%	12/1/2028	31,945	33,019
	Zimmer Biomet Holdings Inc.	5.050%	2/19/2030	74,775	76,858
					3,968,435
Industrials (5.0%)
[4]	Air Canada	3.875%	8/15/2026	18,062	17,927
	Allegion plc	3.500%	10/1/2029	11,112	10,751
[4]	Allied Universal Holdco LLC / Allied Universal Finance Corp.	6.875%	6/15/2030	815	836
[4]	Allison Transmission Inc.	4.750%	10/1/2027	1,700	1,690
[10]	Altrad Investment Authority SAS	3.704%	6/23/2029	3,000	3,494
[4]	American Airlines Inc.	7.250%	2/15/2028	2,725	2,788
[6]	Amphenol Corp.	3.800%	11/15/2027	42,365	42,243
[6]	Amphenol Corp.	3.900%	11/15/2028	21,244	21,147
[6]	Amphenol Corp.	4.125%	11/15/2030	35,441	35,162
[11]	Aurizon Finance Pty Ltd.	3.000%	3/9/2028	25,200	15,916
[4]	BAE Systems plc	5.000%	3/26/2027	29,244	29,567
[4]	BAE Systems plc	5.125%	3/26/2029	47,554	48,987
	Boeing Co.	2.750%	2/1/2026	118,355	117,808
	Boeing Co.	2.196%	2/4/2026	64,766	64,403
	Boeing Co.	5.040%	5/1/2027	6,693	6,758
	Boeing Co.	6.259%	5/1/2027	22,192	22,802
	Boeing Co.	3.250%	2/1/2028	22,866	22,390
	Boeing Co.	3.450%	11/1/2028	16,896	16,547
	Boeing Co.	3.200%	3/1/2029	33,207	32,062
	Boeing Co.	6.298%	5/1/2029	65,792	69,813
	Boeing Co.	5.150%	5/1/2030	254,710	261,759
	Boeing Co.	6.388%	5/1/2031	23,898	25,974
[11]	Brisbane Airport Corp. Pty Ltd.	4.500%	12/30/2030	7,340	4,719
[4]	BWX Technologies Inc.	4.125%	6/30/2028	4,572	4,469
	Canadian Pacific Railway Co.	4.000%	6/1/2028	23,625	23,580
	Canadian Pacific Railway Co.	2.050%	3/5/2030	2,870	2,618
	Carrier Global Corp.	2.722%	2/15/2030	23,971	22,490
[10]	CIMIC Finance Ltd.	1.500%	5/28/2029	17,500	18,843
[4]	Clean Harbors Inc.	5.125%	7/15/2029	1,990	1,980
	CNH Industrial Capital LLC	4.550%	4/10/2028	18,034	18,160
	CNH Industrial Capital LLC	5.500%	1/12/2029	22,847	23,639
[4]	Daimler Truck Finance North America LLC	4.950%	1/13/2028	11,196	11,349

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Daimler Truck Finance North America LLC	5.125%	1/19/2028	13,735	13,974
[4]	Daimler Truck Finance North America LLC	5.400%	9/20/2028	25,315	26,070
[4]	Daimler Truck Finance North America LLC	5.250%	1/13/2030	62,374	64,049
	Deere Funding Canada Corp.	4.150%	10/9/2030	42,168	42,092
[4,5]	Delta Air Lines Inc. / SkyMiles IP Ltd.	4.750%	10/20/2028	84,781	85,326
	Eaton Capital ULC	4.450%	5/9/2030	29,830	30,108
[4]	Entegris Inc.	4.375%	4/15/2028	2,215	2,176
[4]	Entegris Inc.	4.750%	4/15/2029	3,683	3,658
	FedEx Corp.	3.400%	2/15/2028	13,990	13,740
[4]	Garda World Security Corp.	8.250%	8/1/2032	995	1,013
[4]	Garda World Security Corp.	8.375%	11/15/2032	1,495	1,520
[4]	Gates Corp.	6.875%	7/1/2029	2,926	3,037
	General Electric Co.	4.300%	7/29/2030	31,059	31,275
[4]	Herc Holdings Inc.	7.000%	6/15/2030	715	749
	Hillenbrand Inc.	6.250%	2/15/2029	2,530	2,598
	Honeywell International Inc.	4.875%	9/1/2029	13,707	14,113
	Honeywell International Inc.	4.700%	2/1/2030	22,736	23,185
	Huntington Ingalls Industries Inc.	3.483%	12/1/2027	29,715	29,243
	Huntington Ingalls Industries Inc.	2.043%	8/16/2028	2,132	2,007
	Huntington Ingalls Industries Inc.	5.353%	1/15/2030	44,044	45,496
	Huntington Ingalls Industries Inc.	4.200%	5/1/2030	18,273	18,077
	Ingersoll Rand Inc.	5.197%	6/15/2027	50,629	51,405
	Ingersoll Rand Inc.	5.400%	8/14/2028	5,657	5,845
	Ingersoll Rand Inc.	5.176%	6/15/2029	36,179	37,361
[4]	JetBlue Airways Corp. / JetBlue Loyalty LP	9.875%	9/20/2031	1,605	1,577
	John Deere Capital Corp.	4.500%	1/16/2029	18,655	18,925
	Keysight Technologies Inc.	5.350%	7/30/2030	29,050	30,151
	L3Harris Technologies Inc.	5.400%	1/15/2027	68,617	69,629
	L3Harris Technologies Inc.	4.400%	6/15/2028	527	530
	L3Harris Technologies Inc.	5.050%	6/1/2029	45,693	46,958
	L3Harris Technologies Inc.	2.900%	12/15/2029	16,240	15,420
	Lennox International Inc.	1.700%	8/1/2027	6,455	6,175
	Lockheed Martin Corp.	4.150%	8/15/2028	16,881	16,961
	Lockheed Martin Corp.	4.500%	2/15/2029	27,236	27,643
	Lockheed Martin Corp.	4.400%	8/15/2030	33,333	33,660
[4]	Mueller Water Products Inc.	4.000%	6/15/2029	2,677	2,583
	Nordson Corp.	4.500%	12/15/2029	36,448	36,732
	Northrop Grumman Corp.	3.200%	2/1/2027	63,742	63,121
	Northrop Grumman Corp.	3.250%	1/15/2028	19,988	19,667
	Northrop Grumman Corp.	4.600%	2/1/2029	125,693	127,666
	Northrop Grumman Corp.	4.400%	5/1/2030	35,094	35,395
	Northrop Grumman Corp.	4.650%	7/15/2030	33,235	33,837
	Otis Worldwide Corp.	5.250%	8/16/2028	31,973	32,923
	Otis Worldwide Corp.	2.565%	2/15/2030	24,794	23,118
	Parker-Hannifin Corp.	3.250%	6/14/2029	17,702	17,204
	Paychex Inc.	5.100%	4/15/2030	12,890	13,246
[11]	Qantas Airways Ltd.	3.150%	9/27/2028	9,160	5,767
[4]	Raven Acquisition Holdings LLC	6.875%	11/15/2031	916	937
	Regal Rexnord Corp.	6.050%	4/15/2028	12,093	12,502
	RELX Capital Inc.	4.750%	3/27/2030	23,900	24,371
	Republic Services Inc.	4.875%	4/1/2029	23,103	23,680
	Republic Services Inc.	4.750%	7/15/2030	14,340	14,695
[4]	Roller Bearing Co. of America Inc.	4.375%	10/15/2029	1,202	1,176
	RTX Corp.	3.125%	5/4/2027	22,911	22,592
	RTX Corp.	4.125%	11/16/2028	3,380	3,383
	RTX Corp.	5.750%	1/15/2029	22,990	24,128
	RTX Corp.	7.500%	9/15/2029	5,970	6,668
	Ryder System Inc.	2.850%	3/1/2027	29,427	28,923
	Ryder System Inc.	5.300%	3/15/2027	20,161	20,437
	Ryder System Inc.	5.650%	3/1/2028	9,160	9,456
	Ryder System Inc.	5.250%	6/1/2028	14,893	15,280
	Ryder System Inc.	6.300%	12/1/2028	59,370	62,928
	Ryder System Inc.	5.375%	3/15/2029	31,978	33,079
[6]	Ryder System Inc.	4.300%	12/1/2030	15,909	15,824
	Southwest Airlines Co.	3.000%	11/15/2026	6,455	6,373
	Southwest Airlines Co.	5.125%	6/15/2027	53,896	54,460
	Southwest Airlines Co.	3.450%	11/16/2027	9,947	9,776
	Spirit AeroSystems Inc.	4.600%	6/15/2028	1,211	1,219
[4]	Spirit AeroSystems Inc.	9.750%	11/15/2030	2,858	3,140
[4]	TransDigm Inc.	6.750%	8/15/2028	5,092	5,200

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	TransDigm Inc.	6.375%	3/1/2029	8,824	9,061
[4]	TransDigm Inc.	6.375%	5/31/2033	2,075	2,116
	Tyco Electronics Group SA	4.625%	2/1/2030	14,340	14,580
[5]	United Airlines Pass Through Trust Class A Series 2020-1	5.875%	4/15/2029	1,119	1,145
	Veralto Corp.	5.350%	9/18/2028	9,968	10,297
[4]	WESCO Distribution Inc.	6.375%	3/15/2029	2,753	2,840
	Westinghouse Air Brake Technologies Corp.	4.900%	5/29/2030	17,090	17,482
					2,687,424
Materials (1.7%)
	Air Products & Chemicals Inc.	4.600%	2/8/2029	9,127	9,285
[4]	Alcoa Nederland Holding BV	5.500%	12/15/2027	2,330	2,321
[4]	Alumina Pty Ltd.	6.125%	3/15/2030	1,205	1,235
	Amcor Flexibles North America Inc.	4.800%	3/17/2028	42,843	43,371
	Amcor Flexibles North America Inc.	5.100%	3/17/2030	25,000	25,659
	ArcelorMittal SA	6.550%	11/29/2027	3,063	3,186
	Avery Dennison Corp.	4.875%	12/6/2028	13,035	13,268
	Berry Global Inc.	1.650%	1/15/2027	21,744	21,056
	BHP Billiton Finance USA Ltd.	5.100%	9/8/2028	36,543	37,566
[4]	Big River Steel LLC / BRS Finance Corp.	6.625%	1/31/2029	8,188	8,200
[4]	Canpack SA / Canpack US LLC	3.125%	11/1/2025	404	404
[4]	Canpack SA / Canpack US LLC	3.875%	11/15/2029	3,645	3,451
[4]	Chemours Co.	5.750%	11/15/2028	2,351	2,258
[4]	Chemours Co.	4.625%	11/15/2029	480	423
[4]	Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP	3.400%	12/1/2026	33,427	33,146
[4]	Cleveland-Cliffs Inc.	6.875%	11/1/2029	2,572	2,643
	Corp. Nacional del Cobre de Chile	3.625%	8/1/2027	37,789	37,348
	Corp. Nacional del Cobre de Chile	3.000%	9/30/2029	12,339	11,701
	CRH America Finance Inc.	4.400%	2/9/2031	24,665	24,636
	Eastman Chemical Co.	4.500%	12/1/2028	6,824	6,858
	Eastman Chemical Co.	5.000%	8/1/2029	27,118	27,618
[4]	Element Solutions Inc.	3.875%	9/1/2028	5,595	5,415
[4]	First Quantum Minerals Ltd.	9.375%	3/1/2029	2,146	2,272
	Freeport Indonesia PT	4.763%	4/14/2027	21,556	21,656
	Freeport-McMoRan Inc.	4.375%	8/1/2028	16,638	16,588
	Freeport-McMoRan Inc.	4.250%	3/1/2030	12,053	11,957
[4]	Glencore Funding LLC	4.907%	4/1/2028	28,680	29,137
[4]	Glencore Funding LLC	5.371%	4/4/2029	28,129	29,016
[4]	Graphic Packaging International LLC	1.512%	4/15/2026	2,483	2,449
[4]	Graphic Packaging International LLC	4.750%	7/15/2027	9,040	9,020
[4]	Graphic Packaging International LLC	3.500%	3/15/2028	369	356
[4]	Graphic Packaging International LLC	3.750%	2/1/2030	220	206
[4]	Hudbay Minerals Inc.	4.500%	4/1/2026	1,329	1,326
[4]	Inversion Escrow Issuer LLC	6.750%	8/1/2032	2,490	2,430
[4]	JH North America Holdings Inc.	5.875%	1/31/2031	1,860	1,894
[4]	Kaiser Aluminum Corp.	4.625%	3/1/2028	2,483	2,483
[4]	Magnera Corp.	7.250%	11/15/2031	4,897	4,229
	Mosaic Co.	5.375%	11/15/2028	13,697	14,120
[4]	Novelis Corp.	4.750%	1/30/2030	555	536
[4]	Novelis Corp.	6.875%	1/30/2030	1,199	1,245
	Nutrien Ltd.	4.500%	3/12/2027	16,870	16,951
	Nutrien Ltd.	5.200%	6/21/2027	36,529	37,126
	Nutrien Ltd.	4.900%	3/27/2028	42,067	42,783
	Nutrien Ltd.	4.200%	4/1/2029	13,702	13,677
	Nutrien Ltd.	2.950%	5/13/2030	15,272	14,393
[4]	Olympus Water US Holding Corp.	7.250%	2/15/2033	4,885	4,864
	Owens Corning	5.500%	6/15/2027	17,560	17,910
	Owens Corning	3.500%	2/15/2030	10,863	10,485
[4]	Owens-Brockway Glass Container Inc.	6.625%	5/13/2027	2,284	2,285
	PPG Industries Inc.	4.375%	3/15/2031	47,680	47,500
[4]	Quikrete Holdings Inc.	6.375%	3/1/2032	2,366	2,456
	Rio Tinto Finance USA plc	4.500%	3/14/2028	4,790	4,842
	Rio Tinto Finance USA plc	4.875%	3/14/2030	43,110	44,230
	RPM International Inc.	3.750%	3/15/2027	35,898	35,641
[4]	Sealed Air Corp. / Sealed Air Corp. US	6.125%	2/1/2028	5,207	5,269
	Sherwin-Williams Co.	4.550%	3/1/2028	16,065	16,208
	Sherwin-Williams Co.	2.300%	5/15/2030	18,689	17,167
	Smurfit Kappa Treasury ULC	5.200%	1/15/2030	31,845	32,816
[4]	SNF Group SACA	3.125%	3/15/2027	9,962	9,725
	Suzano Austria GmbH	6.000%	1/15/2029	16,994	17,553

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Trivium Packaging Finance BV	8.250%	7/15/2030	1,015	1,051
[4]	Trivium Packaging Finance BV	12.250%	1/15/2031	959	1,003
[4]	Tronox Inc.	9.125%	9/30/2030	490	447
	Vulcan Materials Co.	4.950%	12/1/2029	12,319	12,635
	Westlake Corp.	3.600%	8/15/2026	1,574	1,565
	WestRock MWV LLC	8.200%	1/15/2030	17,285	19,708
[4]	WR Grace Holdings LLC	5.625%	8/15/2029	1,615	1,478
	WRKCo Inc.	3.375%	9/15/2027	15,121	14,922
	WRKCo Inc.	4.000%	3/15/2028	6,826	6,796
					925,454
Real Estate (3.1%)
	Alexandria Real Estate Equities Inc.	4.500%	7/30/2029	1,596	1,598
	Alexandria Real Estate Equities Inc.	2.750%	12/15/2029	26,412	24,763
	American Homes 4 Rent LP	4.250%	2/15/2028	9,528	9,540
	American Homes 4 Rent LP	4.900%	2/15/2029	2,940	2,994
	American Homes 4 Rent LP	4.950%	6/15/2030	13,265	13,516
	American Tower Corp.	1.450%	9/15/2026	32,658	31,900
	American Tower Corp.	3.375%	10/15/2026	24,022	23,866
	American Tower Corp.	2.750%	1/15/2027	27,450	26,993
	American Tower Corp.	3.550%	7/15/2027	10,436	10,334
	American Tower Corp.	3.600%	1/15/2028	6,597	6,520
	American Tower Corp.	5.800%	11/15/2028	12,319	12,852
	American Tower Corp.	3.950%	3/15/2029	28,619	28,338
	American Tower Corp.	2.900%	1/15/2030	22,840	21,571
[10]	Aroundtown SA	0.375%	4/15/2027	8,900	9,914
[10]	Aroundtown SA	4.800%	7/16/2029	13,800	16,674
[10]	Aroundtown SA	3.500%	5/13/2030	10,600	12,192
	AvalonBay Communities Inc.	2.300%	3/1/2030	14,103	13,042
[10]	Blackstone Property Partners Europe Holdings Sarl	1.000%	5/4/2028	14,368	15,818
[13]	Blackstone Property Partners Europe Holdings Sarl	2.625%	10/20/2028	1,899	2,347
[10]	Blackstone Property Partners Europe Holdings Sarl	3.625%	10/29/2029	2,564	2,999
	Boston Properties LP	2.750%	10/1/2026	16,111	15,896
	Boston Properties LP	6.750%	12/1/2027	16,513	17,277
	Boston Properties LP	4.500%	12/1/2028	6,594	6,606
	Boston Properties LP	3.400%	6/21/2029	6,076	5,845
	Brandywine Operating Partnership LP	8.875%	4/12/2029	4,745	5,158
	Brandywine Operating Partnership LP	6.125%	1/15/2031	485	487
	Brixmor Operating Partnership LP	3.900%	3/15/2027	9,198	9,153
	Brixmor Operating Partnership LP	2.250%	4/1/2028	5,511	5,257
	Brixmor Operating Partnership LP	4.125%	5/15/2029	21,799	21,603
	Camden Property Trust	3.150%	7/1/2029	9,542	9,195
	COPT Defense Properties LP	2.000%	1/15/2029	17,204	16,008
	COPT Defense Properties LP	4.500%	10/15/2030	16,744	16,647
	Crown Castle Inc.	1.050%	7/15/2026	53,836	52,637
	Crown Castle Inc.	4.000%	3/1/2027	6,834	6,811
	Crown Castle Inc.	2.900%	3/15/2027	18,443	18,106
	Crown Castle Inc.	3.650%	9/1/2027	1,131	1,119
	Crown Castle Inc.	5.000%	1/11/2028	41,660	42,234
	Crown Castle Inc.	3.800%	2/15/2028	8,230	8,141
	Crown Castle Inc.	4.900%	9/1/2029	7,099	7,200
	Crown Castle Inc.	3.100%	11/15/2029	9,986	9,497
	CubeSmart LP	3.125%	9/1/2026	2,545	2,519
	CubeSmart LP	2.250%	12/15/2028	37,263	35,154
	CubeSmart LP	4.375%	2/15/2029	19,874	19,905
	Digital Realty Trust LP	3.700%	8/15/2027	14,930	14,825
	Digital Realty Trust LP	5.550%	1/15/2028	68,768	70,687
	Digital Realty Trust LP	4.450%	7/15/2028	4,220	4,245
	Digital Realty Trust LP	3.600%	7/1/2029	62,668	61,193
	DOC DR LLC	4.300%	3/15/2027	27,745	27,723
	DOC DR LLC	3.950%	1/15/2028	6,103	6,057
[10]	DVI Deutsche Vermoegens- & Immobilienverwaltungs GmbH	2.500%	1/25/2027	9,000	10,322
[10]	DVI Deutsche Vermoegens- & Immobilienverwaltungs GmbH	4.875%	8/21/2030	11,500	13,690
	Equinix Inc.	2.900%	11/18/2026	17,257	17,034
	Equinix Inc.	1.800%	7/15/2027	13,811	13,276
	Equinix Inc.	2.000%	5/15/2028	9,113	8,639
	Equinix Inc.	3.200%	11/18/2029	20,162	19,329
	Equinix Inc.	2.150%	7/15/2030	7,267	6,573
	ERP Operating LP	2.500%	2/15/2030	10,006	9,358
	Essex Portfolio LP	3.625%	5/1/2027	9,151	9,086

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Essex Portfolio LP	1.700%	3/1/2028	8,315	7,857
	Essex Portfolio LP	3.000%	1/15/2030	9,094	8,614
	Extra Space Storage LP	5.700%	4/1/2028	45,758	47,243
	Extra Space Storage LP	4.000%	6/15/2029	5,801	5,743
	Extra Space Storage LP	5.500%	7/1/2030	25,327	26,376
	Federal Realty OP LP	3.250%	7/15/2027	9,186	9,039
	Federal Realty OP LP	3.200%	6/15/2029	9,862	9,460
	Federal Realty OP LP	3.500%	6/1/2030	3,052	2,938
[10]	Grand City Properties SA	0.125%	1/11/2028	6,900	7,502
	Healthcare Realty Holdings LP	3.750%	7/1/2027	18,325	18,173
	Healthcare Realty Holdings LP	3.100%	2/15/2030	13,605	12,846
	Healthpeak OP LLC	1.350%	2/1/2027	23,066	22,257
	Healthpeak OP LLC	2.125%	12/1/2028	4,450	4,171
	Healthpeak OP LLC	3.500%	7/15/2029	9,485	9,195
	Healthpeak OP LLC	3.000%	1/15/2030	13,555	12,817
	Highwoods Realty LP	3.875%	3/1/2027	21,692	21,477
	Highwoods Realty LP	4.125%	3/15/2028	9,517	9,405
	Highwoods Realty LP	4.200%	4/15/2029	23,397	22,965
	Highwoods Realty LP	3.050%	2/15/2030	19,834	18,408
	Host Hotels & Resorts LP	3.375%	12/15/2029	2,965	2,819
	Host Hotels & Resorts LP	3.500%	9/15/2030	19,743	18,607
	Hudson Pacific Properties LP	3.950%	11/1/2027	1,175	1,125
	Hudson Pacific Properties LP	5.950%	2/15/2028	1,385	1,354
	Invitation Homes Operating Partnership LP	2.300%	11/15/2028	6,396	6,050
	Kilroy Realty LP	4.750%	12/15/2028	32,127	32,122
	Kilroy Realty LP	4.250%	8/15/2029	6,913	6,753
	Kilroy Realty LP	3.050%	2/15/2030	14,285	13,173
	Kimco Realty OP LLC	2.800%	10/1/2026	6,890	6,815
	Kimco Realty OP LLC	3.800%	4/1/2027	9,192	9,160
	Kimco Realty OP LLC	2.700%	10/1/2030	10,817	10,020
	Mid-America Apartments LP	3.950%	3/15/2029	16,865	16,776
	Mid-America Apartments LP	2.750%	3/15/2030	4,589	4,329
	MPT Operating Partnership LP / MPT Finance Corp.	3.500%	3/15/2031	3,855	2,735
[4]	MPT Operating Partnership LP / MPT Finance Corp.	8.500%	2/15/2032	4,476	4,704
	NNN REIT Inc.	4.300%	10/15/2028	1,416	1,420
	NNN REIT Inc.	2.500%	4/15/2030	17,478	16,181
	Omega Healthcare Investors Inc.	4.500%	4/1/2027	4,035	4,048
	Omega Healthcare Investors Inc.	4.750%	1/15/2028	9,262	9,325
	Omega Healthcare Investors Inc.	3.625%	10/1/2029	35,118	33,743
	Omega Healthcare Investors Inc.	5.200%	7/1/2030	9,548	9,688
[4]	Ontario Teachers' Cadillac Fairview Properties Trust	3.875%	3/20/2027	5,695	5,664
[4]	Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer	7.000%	2/1/2030	832	853
	Piedmont Operating Partnership LP	6.875%	7/15/2029	14,362	15,204
	Prologis LP	3.875%	9/15/2028	299	298
[10]	Public Property Invest A/S	4.625%	3/12/2030	10,081	12,021
	Realty Income Corp.	3.200%	1/15/2027	5,079	5,027
	Realty Income Corp.	4.750%	2/15/2029	27,374	27,885
	Realty Income Corp.	4.000%	7/15/2029	9,132	9,088
	Realty Income Corp.	3.400%	1/15/2030	3,115	3,018
[10]	Realty Income Corp.	4.875%	7/6/2030	10,401	12,869
	Rexford Industrial Realty LP	5.000%	6/15/2028	10,363	10,538
	Sabra Health Care LP	3.900%	10/15/2029	23,782	23,108
	SBA Communications Corp.	3.875%	2/15/2027	6,805	6,728
	Service Properties Trust	5.500%	12/15/2027	3,830	3,735
[4]	Service Properties Trust	0.000%	9/30/2028	3,475	3,067
	Store Capital LLC	4.500%	3/15/2028	4,764	4,766
	Sun Communities Operating LP	2.300%	11/1/2028	2,328	2,204
	UDR Inc.	3.200%	1/15/2030	4,445	4,255
	Ventas Realty LP	3.250%	10/15/2026	23,782	23,599
	Ventas Realty LP	4.400%	1/15/2029	4,010	4,020
	Ventas Realty LP	3.000%	1/15/2030	4,201	3,980
	Welltower OP LLC	2.050%	1/15/2029	32,472	30,476
	Welltower OP LLC	4.125%	3/15/2029	14,964	14,952
	Welltower OP LLC	3.100%	1/15/2030	32,828	31,424
	Welltower OP LLC	4.500%	7/1/2030	31,850	32,176
	Weyerhaeuser Co.	6.950%	10/1/2027	3,417	3,597
[4]	XHR LP	4.875%	6/1/2029	495	484
[4]	XHR LP	6.625%	5/15/2030	528	539
					1,695,271

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Technology (5.4%)
	Accenture Capital Inc.	4.050%	10/4/2029	28,163	28,157
	Applied Materials Inc.	4.800%	6/15/2029	17,083	17,496
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.500%	1/15/2028	7,932	7,852
	Broadcom Inc.	5.050%	7/12/2027	68,468	69,590
	Broadcom Inc.	1.950%	2/15/2028	17,440	16,653
	Broadcom Inc.	4.150%	2/15/2028	41,773	41,883
	Broadcom Inc.	4.110%	9/15/2028	35,706	35,746
	Broadcom Inc.	4.750%	4/15/2029	21,786	22,183
	Broadcom Inc.	5.050%	7/12/2029	68,468	70,516
	Broadcom Inc.	4.350%	2/15/2030	64,251	64,586
	Broadcom Inc.	5.000%	4/15/2030	34,733	35,781
	Broadcom Inc.	4.200%	10/15/2030	20,690	20,642
	Cadence Design Systems Inc.	4.300%	9/10/2029	25,466	25,565
[4]	Central Parent Inc. / CDK Global Inc.	7.250%	6/15/2029	1,837	1,520
[4]	Central Parent LLC / CDK Global II LLC / CDK Financing Co. Inc.	8.000%	6/15/2029	357	300
[4]	Cloud Software Group Inc.	6.500%	3/31/2029	3,508	3,535
[4]	Cloud Software Group Inc.	8.250%	6/30/2032	1,065	1,120
	Cotiviti Corp.	7.625%	5/1/2031	6,605	6,473
	Dell International LLC / EMC Corp.	4.900%	10/1/2026	38,860	39,081
	Dell International LLC / EMC Corp.	6.100%	7/15/2027	6,455	6,640
	Dell International LLC / EMC Corp.	5.250%	2/1/2028	73,717	75,394
	Dell International LLC / EMC Corp.	4.750%	4/1/2028	34,120	34,597
	Dell International LLC / EMC Corp.	4.150%	2/15/2029	38,023	37,984
	Dell International LLC / EMC Corp.	5.300%	10/1/2029	57,754	59,619
	Dell International LLC / EMC Corp.	4.350%	2/1/2030	46,115	46,079
	Dell International LLC / EMC Corp.	5.000%	4/1/2030	51,506	52,696
	Dell International LLC / EMC Corp.	4.500%	2/15/2031	57,061	56,923
	DXC Technology Co.	1.800%	9/15/2026	31,104	30,409
	DXC Technology Co.	2.375%	9/15/2028	22,838	21,563
[4]	Ellucian Holdings Inc.	6.500%	12/1/2029	1,529	1,549
[4]	Foundry JV Holdco LLC	5.900%	1/25/2030	14,340	15,069
[4]	Foundry JV Holdco LLC	5.500%	1/25/2031	115,529	119,795
[4]	Foundry JV Holdco LLC	6.150%	1/25/2032	87,226	92,940
	Hewlett Packard Enterprise Co.	4.050%	9/15/2027	78,454	78,297
	Hewlett Packard Enterprise Co.	4.400%	9/25/2027	38,099	38,240
	Hewlett Packard Enterprise Co.	4.150%	9/15/2028	55,230	55,118
	Hewlett Packard Enterprise Co.	4.550%	10/15/2029	101,021	101,565
	Hewlett Packard Enterprise Co.	4.400%	10/15/2030	41,309	40,968
	HP Inc.	3.000%	6/17/2027	9,331	9,159
	HP Inc.	4.750%	1/15/2028	2,184	2,210
[4]	Imola Merger Corp.	4.750%	5/15/2029	5,435	5,366
	Intel Corp.	3.750%	3/25/2027	4,927	4,899
	Intel Corp.	3.750%	8/5/2027	93,435	92,681
	Intel Corp.	4.875%	2/10/2028	60,945	61,790
	Intel Corp.	2.450%	11/15/2029	105,362	98,003
	Intel Corp.	5.125%	2/10/2030	64,170	65,854
	Intel Corp.	3.900%	3/25/2030	30,902	30,271
	International Business Machines Corp.	3.500%	5/15/2029	18,272	17,912
[4]	Kioxia Holdings Corp.	6.250%	7/24/2030	1,000	1,033
	Leidos Inc.	4.375%	5/15/2030	4,780	4,763
	Microchip Technology Inc.	4.900%	3/15/2028	45,828	46,401
	Microchip Technology Inc.	5.050%	2/15/2030	39,595	40,372
	Motorola Solutions Inc.	4.850%	8/15/2030	47,700	48,635
	NXP BV / NXP Funding LLC	5.550%	12/1/2028	741	766
	NXP BV / NXP Funding LLC / NXP USA Inc.	4.300%	8/19/2028	23,468	23,498
	NXP BV / NXP Funding LLC / NXP USA Inc.	4.300%	6/18/2029	12,781	12,742
	NXP BV / NXP Funding LLC / NXP USA Inc.	3.400%	5/1/2030	20,855	19,995
	Oracle Corp.	2.800%	4/1/2027	33,309	32,683
	Oracle Corp.	3.250%	11/15/2027	18,509	18,156
	Oracle Corp.	2.300%	3/25/2028	13,716	13,120
	Oracle Corp.	4.500%	5/6/2028	31,749	31,930
	Oracle Corp.	4.800%	8/3/2028	61,848	62,729
	Oracle Corp.	4.200%	9/27/2029	154,824	153,563
	Oracle Corp.	4.450%	9/26/2030	54,055	53,590
[4]	Rocket Software Inc.	9.000%	11/28/2028	4,760	4,905
	Roper Technologies Inc.	4.250%	9/15/2028	20,413	20,472
	Roper Technologies Inc.	4.450%	9/15/2030	27,250	27,347
	Skyworks Solutions Inc.	1.800%	6/1/2026	85,903	84,654
[4]	SS&C Technologies Inc.	5.500%	9/30/2027	4,335	4,335

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Synopsys Inc.	4.550%	4/1/2027	40,560	40,828
	Synopsys Inc.	4.650%	4/1/2028	26,770	27,061
	Synopsys Inc.	4.850%	4/1/2030	64,230	65,363
	Teledyne Technologies Inc.	2.250%	4/1/2028	17,091	16,352
[4]	UKG Inc.	6.875%	2/1/2031	1,995	2,053
	VMware LLC	3.900%	8/21/2027	27,425	27,352
	VMware LLC	1.800%	8/15/2028	60,692	56,997
	VMware LLC	4.700%	5/15/2030	37,251	37,770
	Western Digital Corp.	4.750%	2/15/2026	1,994	1,992
	Workday Inc.	3.500%	4/1/2027	38,584	38,258
	Workday Inc.	3.700%	4/1/2029	9,192	9,057
	X Corp.	9.500%	10/29/2029	5,385	5,398
[7]	X Corp.	10.848%	10/29/2029	1,135	1,105
					2,897,544
Utilities (6.3%)
	AEP Texas Inc.	5.450%	5/15/2029	25,785	26,763
	AES Corp.	5.450%	6/1/2028	14,173	14,417
	Alabama Power Co.	4.300%	3/15/2031	47,720	47,782
[4]	Alliant Energy Finance LLC	5.400%	6/6/2027	13,470	13,626
	Ameren Corp.	5.700%	12/1/2026	95,779	97,183
	Ameren Corp.	1.950%	3/15/2027	25,035	24,315
	Ameren Corp.	1.750%	3/15/2028	13,726	12,971
	Ameren Corp.	5.000%	1/15/2029	133,126	136,260
	American Electric Power Co. Inc.	5.750%	11/1/2027	16,374	16,866
	American Electric Power Co. Inc.	5.200%	1/15/2029	27,222	28,071
	American Electric Power Co. Inc.	5.800%	3/15/2056	19,080	19,117
	Arizona Public Service Co.	2.600%	8/15/2029	15,346	14,457
[11]	Ausgrid Finance Pty Ltd.	1.814%	2/5/2027	12,840	8,156
[11]	AusNet Services Holdings Pty Ltd.	4.400%	8/16/2027	16,360	10,723
[11]	AusNet Services Holdings Pty Ltd.	4.200%	8/21/2028	9,140	5,940
[4]	Calpine Corp.	4.500%	2/15/2028	3,489	3,478
[4]	Calpine Corp.	4.625%	2/1/2029	3,234	3,213
	CenterPoint Energy Houston Electric LLC	5.200%	10/1/2028	19,364	19,956
	CenterPoint Energy Inc.	5.400%	6/1/2029	59,381	61,483
	CenterPoint Energy Inc.	2.950%	3/1/2030	9,423	8,927
[4]	Clearway Energy Operating LLC	4.750%	3/15/2028	5,720	5,686
[4]	Comision Federal de Electricidad	5.700%	1/24/2030	34,634	35,045
	Consumers Energy Co.	4.600%	5/30/2029	26,094	26,520
	Consumers Energy Co.	4.500%	1/15/2031	19,050	19,265
	Dominion Energy Inc.	4.600%	5/15/2028	55,280	55,861
	Dominion Energy Inc.	4.250%	6/1/2028	1,489	1,493
	Dominion Energy Inc.	3.375%	4/1/2030	35,178	33,806
	Dominion Energy Inc.	5.000%	6/15/2030	31,154	31,979
	Dominion Energy Inc.	6.000%	2/15/2056	49,520	50,214
	DTE Electric Co.	2.250%	3/1/2030	15,004	13,896
	DTE Energy Co.	4.950%	7/1/2027	36,515	36,961
	DTE Energy Co.	4.875%	6/1/2028	52,317	53,221
	DTE Energy Co.	5.100%	3/1/2029	47,124	48,313
	DTE Energy Co.	3.400%	6/15/2029	21,648	20,979
	DTE Energy Co.	2.950%	3/1/2030	16,985	16,024
	DTE Energy Co.	5.200%	4/1/2030	28,105	28,986
	Duke Energy Carolinas LLC	6.000%	12/1/2028	184	194
	Duke Energy Corp.	5.000%	12/8/2027	18,310	18,622
	Duke Energy Corp.	4.300%	3/15/2028	23,559	23,636
	Duke Energy Corp.	3.400%	6/15/2029	12,786	12,445
	Duke Energy Corp.	2.450%	6/1/2030	29,406	27,156
[4]	Electricite de France SA	5.700%	5/23/2028	7,765	8,016
[4]	Electricite de France SA	4.500%	9/21/2028	15,235	15,308
[4]	Enel Finance International NV	4.125%	9/30/2028	21,890	21,832
	Entergy Corp.	2.950%	9/1/2026	46,985	46,559
	Entergy Corp.	1.900%	6/15/2028	10,033	9,481
	Entergy Corp.	2.800%	6/15/2030	37,099	34,642
	Essential Utilities Inc.	4.800%	8/15/2027	18,249	18,435
	Eversource Energy	1.400%	8/15/2026	20,209	19,767
	Eversource Energy	2.900%	3/1/2027	40,266	39,595
	Eversource Energy	4.600%	7/1/2027	22,971	23,096
	Eversource Energy	5.450%	3/1/2028	38,897	39,885
	Exelon Corp.	5.150%	3/15/2028	63,836	65,308
	Exelon Corp.	5.150%	3/15/2029	22,838	23,487

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Exelon Corp.	4.050%	4/15/2030	53,023	52,539
	FirstEnergy Corp.	3.900%	7/15/2027	3,792	3,768
	FirstEnergy Corp.	2.650%	3/1/2030	18,400	17,079
	FirstEnergy Corp.	2.250%	9/1/2030	17,416	15,725
[4]	FirstEnergy Pennsylvania Electric Co.	5.200%	4/1/2028	13,726	14,014
[4]	FirstEnergy Pennsylvania Electric Co.	4.300%	1/15/2029	22,021	22,027
[4]	FirstEnergy Transmission LLC	2.866%	9/15/2028	20,919	20,193
	FirstEnergy Transmission LLC	4.550%	1/15/2030	13,435	13,518
[10]	Iberdrola International BV	1.450%	Perpetual	9,300	10,525
	ITC Holdings Corp.	3.250%	6/30/2026	8,923	8,858
[4]	ITC Holdings Corp.	4.950%	9/22/2027	14,027	14,204
	ITC Holdings Corp.	3.350%	11/15/2027	23,036	22,697
[4]	Jersey Central Power & Light Co.	4.150%	1/15/2029	34,129	34,044
[4]	Jersey Central Power & Light Co.	4.400%	1/15/2031	29,930	29,801
[4]	Mid-Atlantic Interstate Transmission LLC	4.100%	5/15/2028	9,160	9,154
	National Fuel Gas Co.	5.500%	10/1/2026	18,296	18,496
	National Fuel Gas Co.	5.500%	3/15/2030	30,160	31,153
	National Grid plc	5.602%	6/12/2028	25,656	26,542
[11]	Network Finance Co. Pty Ltd.	2.579%	10/3/2028	32,030	19,876
	Nevada Power Co.	6.250%	5/15/2055	3,503	3,577
	NextEra Energy Capital Holdings Inc.	1.875%	1/15/2027	19,793	19,296
	NextEra Energy Capital Holdings Inc.	4.625%	7/15/2027	27,526	27,785
	NextEra Energy Capital Holdings Inc.	4.685%	9/1/2027	37,270	37,679
	NextEra Energy Capital Holdings Inc.	4.850%	2/4/2028	22,110	22,498
	NextEra Energy Capital Holdings Inc.	2.250%	6/1/2030	26,205	24,010
	NextEra Energy Capital Holdings Inc.	6.375%	8/15/2055	20,199	21,074
	NiSource Inc.	5.250%	3/30/2028	35,583	36,454
	NiSource Inc.	5.200%	7/1/2029	63,576	65,633
	NiSource Inc.	3.600%	5/1/2030	5,236	5,076
[4]	NRG Energy Inc.	5.750%	7/15/2029	810	814
	OGE Energy Corp.	5.450%	5/15/2029	12,112	12,561
[4]	Ohio Edison Co.	4.950%	12/15/2029	47,620	48,714
	Oklahoma Gas & Electric Co.	3.300%	3/15/2030	6,853	6,602
	Oklahoma Gas & Electric Co.	3.250%	4/1/2030	7,083	6,817
	Oncor Electric Delivery Co. LLC	4.300%	5/15/2028	41,014	41,268
	Oncor Electric Delivery Co. LLC	4.650%	11/1/2029	18,225	18,501
	Pacific Gas & Electric Co.	2.100%	8/1/2027	12,357	11,881
	Pacific Gas & Electric Co.	5.550%	5/15/2029	63,575	65,453
	PacifiCorp	5.100%	2/15/2029	12,495	12,819
[4]	Pattern Energy Operations LP / Pattern Energy Operations Inc.	4.500%	8/15/2028	6,646	6,472
	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	4.125%	5/15/2027	23,436	23,374
	PG&E Recovery Funding LLC	5.045%	7/15/2034	18,049	18,500
	Pinnacle West Capital Corp.	4.900%	5/15/2028	5,860	5,948
	Pinnacle West Capital Corp.	5.150%	5/15/2030	14,320	14,751
	PPL Capital Funding Inc.	4.125%	4/15/2030	29,537	29,334
[4]	PSEG Power LLC	5.200%	5/15/2030	32,240	33,067
	Public Service Electric & Gas Co.	2.450%	1/15/2030	9,920	9,302
	Public Service Enterprise Group Inc.	5.850%	11/15/2027	56,456	58,357
	Public Service Enterprise Group Inc.	5.875%	10/15/2028	54,824	57,384
	Public Service Enterprise Group Inc.	5.200%	4/1/2029	34,266	35,294
	Public Service Enterprise Group Inc.	4.900%	3/15/2030	27,289	27,856
	Public Service Enterprise Group Inc.	1.600%	8/15/2030	68,862	60,534
[4]	Rayburn Country Securitization LLC	2.307%	12/1/2032	6,817	6,459
	Sempra	6.625%	4/1/2055	12,236	12,444
	Southern California Edison Co.	4.400%	9/6/2026	18,746	18,779
	Southern California Edison Co.	4.875%	2/1/2027	45,067	45,302
	Southern California Edison Co.	5.300%	3/1/2028	19,895	20,270
	Southern California Edison Co.	5.650%	10/1/2028	20,171	20,852
	Southern Co Gas Capital Corp.	4.050%	9/15/2028	20,135	20,097
	Southern Co.	5.113%	8/1/2027	46,580	47,307
	Southern Co.	1.750%	3/15/2028	884	836
	Southern Co.	4.850%	6/15/2028	45,741	46,549
	Southern Co.	3.700%	4/30/2030	14,622	14,290
	Southern Power Co.	4.250%	10/1/2030	24,950	24,815
	Southwestern Electric Power Co.	4.100%	9/15/2028	15,529	15,490
[13]	SW Finance I plc	6.640%	3/31/2026	6,180	8,112
[13]	SW Finance I plc	1.625%	3/30/2027	9,725	12,077
[13]	SW Finance I plc	2.375%	5/28/2028	5,909	7,207
[13]	SW Finance I plc	7.750%	10/31/2031	2,500	3,476
	Tampa Electric Co.	4.900%	3/1/2029	27,175	27,784

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Union Electric Co.	2.950%	3/15/2030	12,430	11,837
[10]	Veolia Environnement SA	1.625%	Perpetual	1,700	1,933
[11]	Victoria Power Networks Finance Pty Ltd.	2.132%	4/21/2028	13,800	8,563
[4]	Vistra Operations Co. LLC	5.050%	12/30/2026	8,876	8,944
[4]	Vistra Operations Co. LLC	4.300%	10/15/2028	15,840	15,785
[4]	Vistra Operations Co. LLC	4.600%	10/15/2030	14,300	14,220
[4,6]	VoltaGrid LLC	7.375%	11/1/2030	680	691
	WEC Energy Group Inc.	5.150%	10/1/2027	22,952	23,375
	WEC Energy Group Inc.	1.375%	10/15/2027	18,216	17,295
	WEC Energy Group Inc.	4.750%	1/15/2028	39,854	40,359
	Wisconsin Electric Power Co.	4.150%	10/15/2030	23,850	23,775
	Xcel Energy Inc.	3.350%	12/1/2026	19,756	19,598
	Xcel Energy Inc.	1.750%	3/15/2027	29,990	29,025
	Xcel Energy Inc.	4.000%	6/15/2028	27,459	27,395
	Xcel Energy Inc.	2.600%	12/1/2029	4,557	4,265
[4]	XPLR Infrastructure Operating Partners LP	3.875%	10/15/2026	3,641	3,587
[4]	XPLR Infrastructure Operating Partners LP	4.500%	9/15/2027	1,775	1,736
[4]	XPLR Infrastructure Operating Partners LP	8.375%	1/15/2031	565	591
[13]	Yorkshire Water Finance plc	1.750%	11/26/2026	12,105	15,409
					3,372,844
Total Corporate Bonds (Cost $42,976,725)					43,674,706
Floating Rate Loan Interests (0.4%)
[7]	American Airlines Inc. Term Loan B, TSFR3M + 3.250%	7.134%	5/28/2032	1,433	1,438
[7]	American Airlines Inc. Term Loan, TSFR3M + 2.250%	6.134%	4/20/2028	2,723	2,722
[7]	Asurion LLC Term Loan B-11, TSFR1M + 4.250%	8.327%	8/19/2028	1,881	1,888
[7]	Asurion LLC Term Loan B-13, TSFR1M + 4.250%	8.215%	9/19/2030	1,626	1,619
[7]	Athenahealth Group Inc. Term Loan B, TSFR1M + 2.750%	6.715%	2/15/2029	2,582	2,569
[7]	Bausch & Lomb Corp. Term Loan B, TSFR1M + 4.250%	8.215%	1/15/2031	11,232	11,278
[7]	Beach Acquisition Bidco LLC Term Loan B, TSFR3M + 3.250%	7.308%	9/12/2032	1,185	1,190
[7]	Belron Finance 2019 LLC Term Loan B, TSFR3M + 2.500%	6.742%	10/16/2031	4,970	4,991
[7]	Boots Group Bidco Ltd. Term Loan, TSFR3M + 3.500%	7.705%	8/30/2032	700	703
[7]	Champ Acquisition Corp. Term Loan B, TSFR6M + 4.000%	8.166%	11/25/2031	476	478
[7]	Clarios Global LP Term Loan B, TSFR1M + 2.500%	6.465%	5/6/2030	2,424	2,420
[7]	Clarios Global LP Term Loan B, TSFR1M + 2.750%	6.715%	1/28/2032	11,670	11,631
[7]	Cloud Software Group Inc. Term Loan B, TSFR3M + 3.250%	7.252%	8/13/2032	3,458	3,456
[7]	Clydesdale Acquisition Holdings Inc. Term Loan B, TSFR1M + 3.250%	7.215%	4/1/2032	3,125	3,117
[7]	Cotiviti Corp. Term Loan, TSFR1M + 2.750%	6.884%	3/26/2032	2,758	2,644
[7,15]	Dayforce Inc.	—%	10/7/2032	3,685	3,667
[7]	Endo Luxembourg Finance Co. I Sarl Term Loan, TSFR1M + 4.000%	7.965%	4/23/2031	8,036	7,982
[7]	First Student Bidco Inc. Term Loan B, TSFR3M + 2.500%	6.711%	8/15/2030	907	907
[7]	First Student Bidco Inc. Term Loan C, TSFR3M + 2.500%	6.711%	8/15/2030	166	166
[7]	Froneri Lux Finco Sarl Term Loan, TSFR6M + 2.500%	6.372%	8/2/2032	1,385	1,383
[7]	Frontier Communications Corp. Term Loan B, TSFR1M + 2.500%	6.532%	7/1/2031	814	814
[7]	Gryphon Acquire Newco LLC Term Loan B, TSFR6M + 3.000%	6.854%	9/13/2032	6,265	6,294
[7]	Hanesbrands Inc. Term Loan B, TSFR1M + 2.750%	6.715%	3/7/2032	846	848
[7,15]	Lavender Dutch Borrower Co. BV	—%	9/27/2032	2,955	2,955
[7]	LifePoint Health Inc. Term Loan B-1, TSFR3M + 3.500%	7.660%	5/19/2031	3,812	3,805
[7]	McAfee LLC Term Loan B, TSFR1M + 3.000%	6.965%	3/1/2029	4,003	3,797
[7]	Opal Bidco SAS Term Loan B, TSFR3M + 3.000%	6.902%	4/28/2032	11,380	11,426
[7]	Orion US Finco Inc. Term Loan, TSFR3M + 3.500%	7.427%	10/8/2032	6,210	6,236
[7]	Qnity Electronics Inc. Term Loan B, TSFR6M + 2.000%	5.698%	10/31/2032	995	994
[7]	Rocket Software Inc. Term Loan B, TSFR1M + 3.750%	7.715%	11/28/2028	1,217	1,210
[7]	Sazerac Co. Inc. Term Loan B, TSFR1M + 2.500%	6.580%	7/9/2032	7,570	7,602
[7]	Sedgwick Claims Management Services Inc. Term Loan B, TSFR1M + 2.500%	6.465%	7/31/2031	2,852	2,851
[7]	Setanta Aircraft Leasing DAC Term Loan B, TSFR3M + 1.750%	5.752%	11/5/2028	12,940	12,984
[7]	SS&C Technologies Inc. Term Loan B-8, TSFR1M + 2.000%	5.984%	5/9/2031	1,108	1,110
[7]	TK Elevator Midco GmbH Term Loan B, TSFR6M + 3.000%	7.197%	4/30/2030	1,681	1,691
[7]	Truist Insurance Holdings LLC Term Loan, TSFR3M + 4.750%	8.752%	5/6/2032	11,259	11,397
[7]	UKG Inc. Term Loan B, TSFR3M + 2.500%	6.338%	2/10/2031	12,303	12,293
[7]	Western Digital Corp. Term Loan A-3, TSFR1M + 1.500%	5.679%	1/7/2027	61,355	61,355
Total Floating Rate Loan Interests (Cost $214,947)					215,911
Sovereign Bonds (3.4%)
[10]	Arab Republic of Egypt	4.750%	4/16/2026	3,320	3,822
[4]	Baiterek National Managing Holding JSC	5.450%	5/8/2028	15,200	15,474
	Banque Ouest Africaine de Developpement	5.000%	7/27/2027	7,934	7,945
	Corp. Andina de Fomento	4.750%	4/1/2026	18,316	18,355
	Corp. Financiera de Desarrollo SA	2.400%	9/28/2027	21,943	21,237

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Dominican Republic	6.000%	7/19/2028	4,548	4,681
	Dominican Republic	5.500%	2/22/2029	10,912	11,096
	Dominican Republic	4.500%	1/30/2030	2,140	2,091
[4]	Eagle Funding Luxco Sarl	5.500%	8/17/2030	128,680	130,712
	Eagle Funding Luxco Sarl	5.500%	8/17/2030	17,642	17,921
	Fondo MIVIVIENDA SA	4.625%	4/12/2027	10,431	10,474
	Kingdom of Morocco	2.375%	12/15/2027	19,203	18,412
[4]	Kingdom of Saudi Arabia	5.125%	1/13/2028	112,685	115,060
	Kingdom of Saudi Arabia	5.125%	1/13/2028	132,327	135,153
[4]	Korea Electric Power Corp.	5.375%	7/31/2026	36,562	36,887
[4]	Korea National Oil Corp.	4.125%	9/30/2027	29,148	29,164
[4]	KSA Sukuk Ltd.	5.250%	6/4/2027	142,822	145,354
	KSA Sukuk Ltd.	5.250%	6/4/2027	16,459	16,754
	Magyar Export-Import Bank Zrt	6.125%	12/4/2027	17,902	18,509
	MFB Magyar Fejlesztesi Bank Zrt	6.500%	6/29/2028	9,100	9,561
[4]	Perusahaan Penerbit SBSN Indonesia III	5.000%	5/25/2030	22,773	23,465
[10]	Republic of Chile	0.100%	1/26/2027	2,734	3,052
	Republic of Chile	2.750%	1/31/2027	23,729	23,307
	Republic of Chile	3.240%	2/6/2028	5,042	4,954
[10]	Republic of Chile	1.440%	2/1/2029	4,700	5,204
	Republic of Guatemala	4.875%	2/13/2028	216	216
	Republic of Guatemala	6.050%	8/6/2031	221	231
	Republic of Hungary	6.125%	5/22/2028	53,932	56,131
[10]	Republic of Korea	0.000%	10/15/2026	8,299	9,353
	Republic of Paraguay	5.000%	4/15/2026	5,117	5,121
[5]	Republic of Paraguay	4.950%	4/28/2031	7,047	7,129
	Republic of Peru	2.844%	6/20/2030	44,173	41,487
	Republic of Peru	2.783%	1/23/2031	56,052	51,895
	Republic of Poland	4.875%	2/12/2030	43,119	44,409
[10]	Republic of Serbia	1.000%	9/23/2028	4,814	5,195
[10]	Republic of Serbia	1.500%	6/26/2029	18,453	19,888
	Republic of Serbia	2.125%	12/1/2030	12,711	11,150
	Republic of South Africa	4.300%	10/12/2028	6,696	6,647
	Republic of South Africa	4.850%	9/30/2029	70,857	70,800
	Republic of Uzbekistan	7.850%	10/12/2028	22,111	23,818
	Republic of Uzbekistan	5.375%	2/20/2029	960	968
[4,10]	Republic of Uzbekistan	5.100%	2/25/2029	9,297	11,149
	Sharjah Sukuk Program Ltd.	3.854%	4/3/2026	15,258	15,194
[10]	State of Israel	1.500%	1/16/2029	3,434	3,790
	State of Israel	5.375%	3/12/2029	22,400	23,067
	State of Israel	2.500%	1/15/2030	21,246	19,703
	State of Israel	5.375%	2/19/2030	39,011	40,392
	State of Israel	2.750%	7/3/2030	7,031	6,539
	Sultanate of Oman	4.750%	6/15/2026	52,232	52,239
[10]	United Mexican States	3.500%	9/19/2029	42,930	49,807
	United Mexican States	6.000%	5/13/2030	51,217	53,990
	United Mexican States	4.750%	3/22/2031	201,021	200,076
	United Mexican States	2.659%	5/24/2031	34,683	31,124
	United Mexican States	4.750%	4/27/2032	14,631	14,389
	United Mexican States	5.850%	7/2/2032	139,537	144,567
Total Sovereign Bonds (Cost $1,807,093)					1,849,108
Taxable Municipal Bonds (0.1%)
[16]	New Jersey Economic Development Authority Appropriations Revenue	7.425%	2/15/2029	12,728	13,347
	New York Transportation Development Corp. Miscellaneous Revenue	4.248%	9/1/2035	2,230	2,199
	State Board of Administration Finance Corp. Miscellaneous Revenue	1.705%	7/1/2027	21,215	20,475
Total Taxable Municipal Bonds (Cost $36,601)					36,021
				Shares
Temporary Cash Investments (0.7%)
Money Market Fund (0.7%)
[17]	Vanguard Market Liquidity Fund (Cost $397,808)	4.141%		3,978,387	397,839

	Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)	Market Value ($000)
Options Purchased (0.0%)
Over-the-Counter Swaptions (0.0%)
Call Swaptions
10-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.300% Annually	GSI	1/28/2026	3.300%	128,600	342
Total Options Purchased (Cost $604)					342
Total Investments (100.1%) (Cost $53,145,455)					53,912,643
Other Assets and Liabilities—Net (-0.1%)					(58,841)
Net Assets (100%)					53,853,802
Cost is in $000.
1	Securities with a value of $417 have been segregated as collateral for open forward currency contracts and over-the-counter swap contracts.
2	Securities with a value of $34,821 have been segregated as initial margin for open centrally cleared swap contracts.
3	Securities with a value of $15,733 have been segregated as initial margin for open futures contracts.
4	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2025, the aggregate value was $6,822,227, representing 12.7% of net assets.
5	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
6	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of October 31, 2025.
7	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
8	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
9	Security value determined using significant unobservable inputs.
10	Face amount denominated in euro.
11	Face amount denominated in Australian dollars.
12	Guaranteed by the Republic of Azerbaijan.
13	Face amount denominated in British pounds.
14	Non-income-producing security—security in default.
15	Represents an unsettled loan as of October 31, 2025. The coupon rate is not known until the settlement date.
16	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
17	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3M—3-month.
CLO—Collateralized Loan Obligation.
DAC—Designated Activity Company.
GSI—Goldman Sachs International.
REIT—Real Estate Investment Trust.
REMICS—Real Estate Mortgage Investment Conduits.
SOFR—Secured Overnight Financing Rate.
SOFR30A—30 Day Average Secured Overnight Financing Rate.
TSFR1M—CME Term Secured Overnight Financing Rate 1-Month.
TSFR3M—CME Term Secured Overnight Financing Rate 3-Month.
TSFR6M—CME Term Secured Overnight Financing Rate 6-Month.

Other Financial Instruments as of Period End
Floating Rate Loan Commitments
	Total Unfunded Commitment ($000)	Fair Value Commitment ($000)	Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Clydesdale Acquisition Holdings Inc.	3	3	—	—

Derivative Financial Instruments Outstanding as of Period End

Options Written

	Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)	Market Value ($000)
Over-the-Counter Swaptions
Put Swaptions
5-Year CDX-NA-IG-S45-V1, Credit Protection Sold, Receives 1.000% Quarterly	GSI	1/21/2026	0.700%	547,915	(550)
10-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.790% Annually	GSI	1/28/2026	3.790%	128,600	(1,019)
Total Options Written (Premiums Received $1,133)					(1,569)
GSI—Goldman Sachs International.
SOFR—Secured Overnight Financing Rate.

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	December 2025	6,142	1,279,024	(2,169)
5-Year U.S. Treasury Note	December 2025	10,773	1,176,529	(544)
				(2,713)

Short Futures Contracts
10-Year Japanese Government Bond	December 2025	(79)	(69,737)	567
10-Year U.S. Treasury Note	December 2025	(3,352)	(377,676)	(1,550)
AUD 3-Year Treasury Bond	December 2025	(1,026)	(71,645)	335
Euro-Bobl	December 2025	(2,077)	(283,121)	(922)
Euro-Schatz	December 2025	(916)	(113,058)	26
Long Gilt	December 2025	(234)	(28,779)	(914)
Long U.S. Treasury Bond	December 2025	(8)	(939)	(26)
Ultra 10-Year U.S. Treasury Note	December 2025	(33)	(3,811)	(50)
				(2,534)
				(5,247)

Forward Currency Contracts
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
Royal Bank of Canada	12/17/2025	AUD	27,344	USD	18,077	—	(176)
Canadian Imperial Bank of Commerce	12/17/2025	AUD	25,340	USD	16,764	—	(175)
Deutsche Bank AG	12/17/2025	AUD	20,195	USD	13,322	—	(102)
Canadian Imperial Bank of Commerce	12/17/2025	AUD	9,242	USD	6,008	42	—
State Street Bank & Trust Co.	12/17/2025	AUD	7,303	USD	4,842	—	(61)
Bank of Montreal	12/17/2025	AUD	7,063	USD	4,672	—	(48)
HSBC Bank plc	12/17/2025	AUD	7,173	USD	4,656	40	—
Deutsche Bank AG	12/17/2025	AUD	4,690	USD	3,057	13	—
Wells Fargo Bank N.A.	12/17/2025	AUD	2,500	USD	1,639	—	(3)
State Street Bank & Trust Co.	12/17/2025	EUR	68,240	USD	79,488	—	(616)
Toronto-Dominion Bank	12/17/2025	EUR	14,551	USD	17,264	—	(446)
JPMorgan Chase Bank, N.A.	12/17/2025	EUR	6,741	USD	7,953	—	(162)
Toronto-Dominion Bank	12/17/2025	GBP	13,862	USD	18,584	—	(373)
Toronto-Dominion Bank	12/17/2025	JPY	667,534	USD	4,578	—	(226)
JPMorgan Chase Bank, N.A.	12/17/2025	USD	240,078	AUD	363,537	2,093	—
HSBC Bank plc	12/17/2025	USD	11,000	AUD	16,557	162	—

Forward Currency Contracts (continued)
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
State Street Bank & Trust Co.	12/17/2025	USD	6,482	AUD	9,979	—	(51)
Toronto-Dominion Bank	12/17/2025	USD	348,158	EUR	294,881	7,333	—
Deutsche Bank AG	12/17/2025	USD	336,242	EUR	285,000	6,838	—
State Street Bank & Trust Co.	12/17/2025	USD	39,703	EUR	33,486	999	—
JPMorgan Chase Bank, N.A.	12/17/2025	USD	7,379	EUR	6,311	84	—
BNP Paribas	12/17/2025	USD	4,961	EUR	4,259	38	—
UBS AG	12/17/2025	USD	1,698	EUR	1,470	—	—
JPMorgan Chase Bank, N.A.	12/17/2025	USD	167,824	GBP	123,903	5,045	—
State Street Bank & Trust Co.	12/17/2025	USD	10,217	GBP	7,651	165	—
Canadian Imperial Bank of Commerce	12/17/2025	USD	7,810	GBP	5,905	53	—
Bank of America, N.A.	12/17/2025	USD	2,114	GBP	1,562	62	—
						22,967	(2,439)
AUD—Australian dollar.
EUR—euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

Centrally Cleared Credit Default Swaps
Reference Entity	Termination Date	Notional Amount (000)		Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
Credit Protection Sold
iTraxx Europe-S44-V1	12/21/2030	EUR	105,250	1.000	2,795	108
Republic of Chile	12/21/2030	USD	1,445	1.000	34	1
Republic of Indonesia	12/21/2030	USD	37,968	1.000	508	99
					3,337	208
1 Periodic premium received/paid quarterly.
EUR—euro.
USD—U.S. dollar.

Over-the-Counter Credit Default Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Credit Protection Sold/Moody's Rating
Ally Financial Inc./Baa3	12/23/2025	GSI	3,270	1.000	7	1	6	—
American Express Co./A2	12/23/2025	GSI	3,270	1.000	8	3	5	—
American International Group Inc./Baa1	12/23/2025	GSI	3,270	1.000	7	1	6	—
Boeing Co./Baa2	12/23/2025	GSI	3,270	1.000	7	(1)	8	—
Chubb INA Holdings LLC/A2	12/23/2025	GSI	3,270	1.000	7	3	4	—
Comcast Corp./A3	12/23/2025	GSI	3,270	1.000	8	3	5	—
CVS Health Corp./Baa2	12/23/2025	GSI	3,270	1.000	8	2	6	—
Dominion Energy Inc./Baa2	12/23/2025	GSI	3,270	1.000	8	3	5	—
Dow Chemical Co./Baa2	12/23/2025	GSI	3,270	1.000	8	2	6	—
Enbridge Inc./Baa2	12/23/2025	GSI	3,270	1.000	8	2	6	—
General Electric Co./Baa1	12/23/2025	GSI	3,270	1.000	7	—	7	—
General Motors Co./Baa3	12/23/2025	GSI	3,270	1.000	7	—	7	—
International Business Machines Corp./A3	12/23/2025	GSI	3,270	1.000	8	3	5	—
Kroger Co./Baa1	12/23/2025	GSI	3,270	1.000	8	2	6	—
Lincoln National Corp./Baa2	12/23/2025	GSI	3,270	1.000	7	1	6	—
Lowe's Cos. Inc./Baa1	12/23/2025	GSI	3,270	1.000	8	3	5	—
Marathon Petroleum Corp./Baa2	12/23/2025	GSI	3,270	1.000	8	1	7	—

Over-the-Counter Credit Default Swaps (continued)
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Marsh & McLennan Cos. Inc./A3	12/23/2025	GSI	3,270	1.000	8	3	5	—
Metlife Inc./A3	12/23/2025	GSI	3,270	1.000	7	2	5	—
Mondelez International Inc./Baa1	12/23/2025	GSI	3,270	1.000	7	2	5	—
Prudential Financial Inc./A3	12/23/2025	GSI	3,270	1.000	7	2	5	—
Simon Property Group LP/A3	12/23/2025	GSI	3,270	1.000	7	1	6	—
UnitedHealth Group Inc./A3	12/23/2025	GSI	3,270	1.000	8	3	5	—
Verizon Communications Inc./Baa1	12/23/2025	GSI	3,270	1.000	7	2	5	—
					180	44	136	—
1 Periodic premium received/paid quarterly.
GSI—Goldman Sachs International.
The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.
At October 31, 2025, the counterparties had deposited in segregated accounts securities with a value of $18,494 in connection with open forward currency contracts and open over-the-counter swap contracts.
Centrally Cleared Interest Rate Swaps
Termination Date	Future Effective Date	Notional Amount ($000)	Interest Rate Received (%)	Interest Rate (Paid) (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
10/22/2026	N/A	850,000	3.460[1]	(4.230)[2]	(1,693)	(1,599)
10/22/2027	N/A	425,000	4.230[3]	(3.220)[4]	1,576	1,490
12/15/2027	12/17/2025[5]	41,483,136[6]	0.000[7]	(0.926)[4]	189	20
1/30/2036	1/30/2026[5]	61,070	0.000[3]	(3.550)[4]	635	635
1/30/2036	1/30/2026[5]	61,070	3.549[4]	(0.000)[3]	(640)	(640)
					67	(94)
1	Interest payment received/paid at maturity.
2	Based on Secured Overnight Financing Rate (SOFR) as of the most recent reset date. Interest payment received/paid at maturity.
3	Based on Secured Overnight Financing Rate (SOFR) as of the most recent reset date. Interest payment received/paid annually.
4	Interest payment received/paid annually.
5	Forward interest rate swap. In a forward interest rate swap, the fund and the counterparty agree to make periodic net payments beginning on a specified future effective date.
6	Notional amount denominated in Japanese yen.
7	Based on Tokyo Overnight Average Rate (TONAR) as of the most recent reset date. Interest payment received/paid annually.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B.	Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.	Floating Rate Loan Interests: Floating rate loan interests represent interests in amounts owed by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the fund to supply additional cash to the borrower on demand. Floating rate loan interests may be made directly with a borrower or acquired through assignment or participation. The fund’s right to enforce a borrower’s compliance with the terms of the loan agreement, or benefit directly from the collateral supporting the loan, varies depending on whether the loan is a direct borrowing, an assignment, or a participation. Floating rate loan interests involve various risks including risk of loss in case of default, insolvency, or the bankruptcy of the borrower and are generally subject to restrictions on transfer with limited opportunities to sell them in secondary markets. The fund may also invest in loan commitments, which are contractual obligations for a future funding. The fund may earn a commitment fee on any unfunded portion of these commitments which is amortized to interest income over the commitment period. Both the funded portion of a floating rate loan interest as well as its unfunded commitment, if any, is reflected on the Schedule of Investments.
D.	Swaptions: The fund invests in options on swaps, which are transacted over-the-counter (OTC) and not on an exchange. The fund enters into swaptions to adjust the fund’s sensitivity to interest rates or to adjust its exposure to the underlying investments. The fund may purchase a swaption from a counterparty whereby the fund has the right to enter into a swap in which the fund will pay either a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, and receive a different floating rate, each applied to a notional amount. The fund may also sell a swaption to a counterparty whereby the fund grants the counterparty the right to enter into a swap in which the fund will pay a floating rate and receive a fixed rate, each applied to a notional amount. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund mitigates its counterparty risk by entering into swaptions with a diverse group of prequalified counterparties and monitoring their financial strength.
The primary risk associated with purchasing swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the counterparty exercises the swaption, and the resulting interest rate swap results in a negative cash flow to the fund in an amount greater than the premium received. A risk associated with all types of swaptions is the possibility that a counterparty may default on its obligations under the swaption contract.
Swaptions are valued based on market quotations received from independent pricing services or recognized dealers. The premium paid for a purchased swaption is recorded as an asset and is subsequently adjusted daily based on the current market value of the swaption. The premium received for a written swaption is recorded as an asset with an equal liability and is subsequently adjusted daily based on the current market value of the swaption. Fluctuations in the value of swaptions are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains(losses) are recognized.
E.	Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
F.	Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
G.	Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into interest rate swap transactions to adjust the fund’s sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other either an amount that is a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, applied to a notional amount. In return, the counterparty agrees to pay a different floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.
The fund enters into centrally cleared credit default and interest rate swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund’s performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
H.	Various inputs may be used to determine the value of the fund’s investments, other financial instruments, and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments, other financial instruments, and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments, other financial instruments, and derivatives as of October 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	4,197,177	—	4,197,177
Asset-Backed/Commercial Mortgage-Backed Securities	—	3,536,109	5,430	3,541,539
Corporate Bonds	—	43,674,705	1	43,674,706
Floating Rate Loan Interests	—	215,911	—	215,911
Sovereign Bonds	—	1,849,108	—	1,849,108
Taxable Municipal Bonds	—	36,021	—	36,021
Temporary Cash Investments	397,839	—	—	397,839
Options Purchased	—	342	—	342
Total	397,839	53,509,373	5,431	53,912,643
Other Financial Instruments
Liabilities
Floating Rate Loan Commitments	—	—	—	—
Derivative Financial Instruments
Assets
Futures Contracts[1]	928	—	—	928
Forward Currency Contracts	—	22,967	—	22,967
Swap Contracts[1]	—	2,489	—	2,489
Total	928	25,456	—	26,384
Liabilities
Options Written	—	(1,569)	—	(1,569)
Futures Contracts[1]	(6,175)	—	—	(6,175)
Forward Currency Contracts	—	(2,439)	—	(2,439)
Swap Contracts[1]	—	(2,239)	—	(2,239)
Total	(6,175)	(6,247)	—	(12,422)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.